UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-06714
                                                     ---------

                               BAIRD FUNDS, INC.
                               -----------------
               (Exact name of registrant as specified in charter)

                      777 EAST WISCONSIN AVENUE, FLOOR 18
                      -----------------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                 BRETT R. MEILI
                                 --------------
                          ROBERT W. BAIRD INCORPORATED
                          ----------------------------
                           777 EAST WISCONSIN AVENUE
                           -------------------------
                              MILWAUKEE, WI 53202
                              -------------------
                    (Name and address of agent for service)

                                 1-866-442-2473
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: 12/31/03
                         --------

Date of reporting period:  12/31/03
                           --------

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

(BAIRD/FUNDS LOGO)

ANNUAL REPORT
December 31, 2003

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
SHAREHOLDER LETTER                                                            1
2003 BOND MARKET OVERVIEW                                                     2
BAIRD INTERMEDIATE BOND FUND                                                  6
BAIRD AGGREGATE BOND FUND                                                    18
BAIRD INTERMEDIATE MUNICIPAL BOND FUND                                       29
BAIRD CORE PLUS BOND FUND                                                    35
STATEMENTS OF ASSETS AND LIABILITIES                                         43
STATEMENTS OF OPERATIONS                                                     44
STATEMENTS OF CHANGES IN NET ASSETS                                          45
FINANCIAL HIGHLIGHTS                                                         49
NOTES TO THE FINANCIAL STATEMENTS                                            57
REPORT OF INDEPENDENT AUDITORS                                               67
DIRECTORS AND OFFICERS                                                       68

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Dear Shareholders,

We would like to thank you for investing in the Baird Funds. 2003 proved to be a year of recovery for the financial markets and we appreciate the opportunity to help our investors participate in more favorable market environments. The Baird Funds continued to grow during the year and had net assets in excess of $400 million as of December 31, 2003.

In this Annual Report we review the bond market in 2003 and the performance and composition of each of the Baird Bond Funds. We hope you find this report both informative and helpful in achieving your investment goals. We thank you for your support and look forward to continued mutual success. Thank you again for choosing Baird Funds.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds, Inc.

2003 BOND MARKET OVERVIEW

A YEAR OF CONTRASTS

With the reversal of several major trends of the prior year, 2003 presented a stark contrast to 2002 for the bond market. First, corporate credit spreads tightened dramatically, reversing the explosion of spreads in 2002. As a result, lower quality issues outperformed higher quality issues in 2003 by a significant margin after enduring conspicuous underperformance in 2002. Second, a modest increase in interest rates limited the returns of many investment grade sectors in 2003; in 2002, a sharp decline in interest rates made for robust returns in all investment grade sectors. Third, as interest rates rose, the duration of mortgage-backed securities (MBS) extended sharply in the back half of 2003 reversing the pronounced shortening of this sector that accompanied the decline in rates through all of 2002.

2003 was also marked by internal contrasts characterized by drastically divergent sector returns. The total returns of various sectors and indices for 2003 appear in the table below and are contrasted with returns from 2002.

TOTAL RETURNS OF SELECTED LEHMAN BROTHERS INDICES AND SUBSECTORS

        Index/Sector                       2003           2002
        ------------                       ----           ----
     LB Aggregate Index                    4.10%         10.26%
     LB Gov't/Credit Index                 4.67%         11.04%
     US Treasury Sector                    2.24%         11.79%
     Gov't Agency Sector                   2.59%         11.01%
     Corporate Sector                      8.24%         10.12%
        AAA                                3.55%         11.64%
        AA                                 4.61%         13.13%
        A                                  6.36%         10.96%
        BBB                               11.81%          8.58%
     MBS Sector                            3.07%          8.75%
     ABS Sector                            4.01%          8.55%
     High Yield Sector                    28.97%         -1.41%

CORPORATES REBOUND

The main theme of the bond market in 2003 was the rebound in corporate bonds, particularly lower quality bonds. After significantly lagging higher quality issues in 2002 (see above) amidst unprecedented downgrades and severe illiquidity, BBB-rated corporates posted an impressive 11.81% return in 2003 as investors sensed opportunity and accepted higher levels of risk. BBB returns in 2003 were 957 basis points ahead of Treasuries and 826 basis points ahead of AAA-rated corporates. The high yield sector, which correlates more closely with the equity market, was up 28.97% in 2003 versus -1.41% last year. These powerful returns were driven by a dramatic compression of corporate yields (see Corporate Yield Spreads chart, next page) in 2003, reversing the explosion of spreads that occurred in 2002. Corporate spreads are now the tightest they have been since the summer of 1998.

CORPORATE YIELD SPREADS

    Date       All AA 10 Yr     All A 10 Yr      All BBB 10 Yr    All BB 10 Yr
    ----       ------------     -----------      -------------    ------------
   1/31/95         48.32            69.65            97.8            247.34
   2/28/95         48.53            67.72            98.22           229.87
   3/31/95         46.45            63.71            94.46           216.6
   4/28/95         47.45            64.43            95.88           207.46
   5/31/95         49.93            67.77            99.62           237.26
   6/30/95         51.41            69.14            99.25           227.81
   7/31/95         48.53            64.43            93.84           211.74
   8/31/95         44.35            60.1             90.55           226.58
   9/29/95         47.22            61.65            91.05           218.93
  10/31/95         50.65            67.21            95.94           231.56
  11/30/95         50.58            69.48            96.6            232.86
  12/29/95         51.46            69.12            95.1            234.25
   1/31/96         49.37            68.7             95.78           226.45
   2/29/96         46.83            62.7             88.69           207.51
   3/29/96         43.07            59.74            83.96           201.94
   4/30/96         43.89            60.02            84.07           207.89
   5/31/96         45.45            57.46            81.24           196.37
   6/28/96         47.58            62               85.21           203.2
   7/31/96         48.02            62.45            85.13           204.76
   8/30/96         45.94            58.8             82.51           189.74
   9/30/96         45.09            58.29            81.19           182.6
  10/31/96         46.13            56.8             78.56           194.16
  11/29/96         46.58            57.48            79.25           191.81
  12/31/96         47.08            58.84            80.12           177.66
   1/31/97         47.68            58.24            79.05           163.32
   2/28/97         42.41            52.02            72.3            146.47
   3/31/97         45.98            54.83            74.83           153.18
   4/30/97         46.92            57.82            78.12           163.91
   5/30/97         47.91            57.67            77.36           150.86
   6/13/97         45.9             55.94            75.49           143.25
   6/30/97         45.78            56.1             73.61           143.72
   7/15/97         45.19            56.08            73.28           141.47
   7/31/97         45.75            55.49            72.63           138.37
   8/15/97         45.57            56.37            72.06           140.12
   8/29/97         46.24            56.82            73.26           145.02
   9/15/97         47.79            57.91            75.62           146.83
   9/30/97         46.86            56.99            74.13           145.59
  10/15/97         48.22            58.48            75.56           142.86
  10/31/97         52.09            61.78            78.14           147.28
  11/14/97         60.59            74.53            91.18           160.1
  11/28/97         56.71            71.18            90.39           157.62
  12/15/97         55.81            70.68            89.86           162.21
  12/31/97         57.53            70.78            90.69           167.94
   1/15/98         64.73            79.01            99.47           177.37
   1/30/98         63.46            80.28           101.73           178.5
   2/13/98         56.49            72.56            96.2            185.82
   2/27/98         54.6             71.05            94.95           180.57
   3/13/98         54.6             71.34            94.84           177.42
   3/31/98         55.72            71.61            95.81           178.23
   4/15/98         53.04            69.85            94.23           186.81
   4/30/98         54.04            70.2             93.49           191.21
   5/15/98         54.13            70.31            93.75           190.5
   5/29/98         52.08            69.13            91.8            195.67
   6/15/98         62.47            77.92           102.74           207.07
   6/30/98         63.8             78.87           102.49           211.93
   7/15/98         61.83            77.01           101.88           201.59
   7/31/98         68.99            83.34           109.2            207.67
   8/14/98         78.1             92.74           123.13           223.33
   8/31/98        106.67           122.81           166.98           308.1
   9/15/98         99.49           120.7            164.54           313.06
   9/30/98        100.9            124.58           168.31           323.97
  10/15/98        120.17           140.55           189.64           318.92
  10/30/98        122.06           144.18           196.83           355.33
  11/13/98        107.21           128.69           182.63           341.3
  11/30/98         96.75           116.99           174.12           307.85
  12/15/98        102.5            123.29           181.28           313.12
  12/30/98         94.8            116.78           175.01           305.17
   1/15/99         80.43           103.49           163.47           303.95
   1/29/99         81.53           104.98           165.76           303.9
   2/12/99         79.45            99.71           154.17           283.55
   2/26/99         78.25            96.07           153.74           293.04
   3/15/99         75.2             90.93           141.75           304.02
   3/31/99         77.04            91.84           135.96           293.63
   4/15/99         76.64            91.4            134.25           295.7
   4/30/99         77.9             91.84           133.93           261.58
   5/14/99         76.43            89.39           126.74           257.93
   5/28/99         85.5             97.81           136.19           276.34
   6/15/99         93.56           104.42           139.5            277.86
   6/30/99         92.27           104.37           143.31           292.17
   7/15/99         91.44           103.23           139.22           285.26
   7/30/99        101.56           111.87           148.08           288.35
   8/13/99        109.8            125.01           159.69           296.15
   8/31/99        106.27           121.97           157.21           312.32
   9/15/99         95.12           109.92           144.43           303.41
   9/30/99         98.39           113.63           148.83           315.02
  10/15/99         83.56           102.47           140.27           304.7
  10/29/99         88.76           107.55           143.33           328.11
  11/15/99         87.41           103.14           140.28           331.53
  11/30/99         75.57            91.17           128.09           303.95
  12/15/99         83.11            98.83           134.42           294.3
  12/31/99         84.45            99.99           134.17           289.47
   1/14/00         92.53           105.88           138.37           298.43
   1/31/00         98.37           113.69           142.53           304.6
   2/15/00        108.73           119.7            149.71           310.66
   2/29/00        112.33           124.85           155.38           332.69
   3/15/00        126.78           139.93           177.85           340.25
   3/31/00        136.13           152.42           191.18           391.39
   4/14/00        137.89           154.88           198.98           401.44
   4/28/00        138.54           157.32           207.77           402.14
   5/15/00        151.33           169.08           218.96           375.05
   5/31/00        154.74           168.1            215.34           408.15
   6/15/00        140.07           156.61           193.06           379.4
   6/30/00        149.9            163.89           197.05           370.52
   7/14/00        147.48           161.69           193.68           356.75
   7/31/00        153.01           166.65           198.18           350.95
   8/15/00        155.89           167.81           198.85           346.74
   8/31/00        156.88           171.34           205.44           340.55
   9/15/00        142.85           164.38           203.71           323.34
   9/29/00        137.74           163.53           202.07           348.26
  10/13/00        155.92           185.84           221.21           352.94
  10/31/00        151.99           184.21           227.22           375.11
  11/15/00        151.12           186.44           231.19           428.19
  11/30/00        168.69           202.21           244.56           375.58
  12/15/00        161.42           198.42           245.44           395.84
  12/29/00        163.11           203.03           248.07           375.01
   1/12/01        146.48           183.73           228.35           358.98
   1/31/01        133.3            165.27           221.35           341.39
   2/15/01        139.43           168.75           222.52           329.01
   2/28/01        135.2            167.74           220.5            342.29
   3/15/01        140.32           169.15           225.5            341.91
   3/30/01        134.65           161.88           218.31           368.04
   4/12/01        136.3            166.73           223.57           354.35
   4/30/01        121.25           152.73           204.3            338.23
   5/15/01        122.64           153.79           204.45           332.98
   5/31/01        115.31           144.45           194.62           343.74
   6/15/01        115.47           143.88           191.38           342.7
   6/29/01        116.12           142.03           196.18           370.97
   7/13/01        118.61           143.73           196.99           380.56
   7/31/01        116.33           141.9            192.89           393.14
   8/15/01        114.93           139.31           195.69           372.16
   8/31/01        115.08           141.05           197.31           391.53
   9/28/01        136.81           167.98           226.91           534.76
  10/15/01        128.06           163.83           218.14           525.98
  10/31/01        128.12           166.92           233.09           528.03
  11/15/01        111.36           154.5            219.75           443.47
  11/30/01         99.51           142.03           211.86           406.29
  12/14/01         97.81           144.37           216.9            354.56
  12/31/01         91.59           142.12           208.5            378.69
    1/2/02         87.96           139.55           201.35           367.82
    1/3/02         88.14           137.39           200.63           371.49
    1/4/02         88.42           138.79           200.92           366.87
    1/7/02         89.9            140.47           199.96           375.11
    1/8/02         90.04           140.99           199.92           375.32
    1/9/02         90.64           139.22           198.53           375.07
   1/10/02         91.69           139.79           200.23           382.28
   1/11/02         93.99           141.9            203.95           386.62
   1/14/02         90.96           141.25           203.28           374.73
   1/15/02         91.53           137.97           201.59           374.7
   1/16/02         93.67           138.78           203.01           372.53
   1/17/02         93.21           139.41           205.14           367.17
   1/18/02         93.69           138.88           205.81           369.93
   1/22/02         92.1            136.89           204.04           364.7
   1/23/02         92.05           134.28           204.32           360.7
   1/24/02         90.69           132.47           204.29           360.88
   1/25/02         92.57           133.27           205.53           361.29
   1/28/02         92.07           133.05           205.88           361.7
   1/29/02         96.98           135.7            207.85           368.97
   1/30/02         96.63           135.63           207.12           369.11
   1/31/02         94.09           136.13           207.7            364.26
    2/1/02         95.81           138.38           210.09           366.79
    2/4/02         97.03           139.39           210.72           373.91
    2/5/02        102.43           145.32           215.7            375.43
    2/6/02        103.13           146.25           217.81           371.02
    2/7/02        102.04           144.96           216.4            374.77
    2/8/02        100.35           142.83           215.71           377.83
   2/11/02        100.93           143.95           215.94           376.03
   2/12/02         97.39           139.79           210.26           369.66
   2/13/02         92.42           137.52           209.14           368.39
   2/14/02         94.61           138.43           209.7            372.8
   2/15/02         93.1            133.28           203.51           377.01
   2/19/02         93.56           133.99           204              377.45
   2/20/02         93.03           135.24           204.21           380.02
   2/21/02         94.17           135.41           205.81           380.64
   2/22/02         93.88           135.12           205.52           385.41
   2/25/02         92.88           132.96           206.53           381.68
   2/26/02         90.78           130.82           203.81           374.6
   2/27/02         90.2            130.12           203.19           377.77
   2/28/02         91.45           130.1            202.17           365.55
    3/1/02         89.42           128.97           200.87           360.29
    3/4/02         89.18           129.85           201.77           359.37
    3/5/02         88.17           125.69           199.69           361.2
    3/6/02         87.03           124.76           199.87           356.85
    3/7/02         84.56           122.03           196.69           340.37
    3/8/02         82.42           118.84           193.19           329.73
   3/11/02         82.61           117.77           193.46           330.15
   3/12/02         83.67           118.84           193.94           329.08
   3/13/02         83.87           119.65           194.5            329.75
   3/14/02         83.42           118.87           193.54           319.98
   3/15/02         87.29           122.57           193.1            310.38
   3/18/02         87.45           122.02           194.24           312.97
   3/19/02         87.14           121.21           193.21           307.88
   3/20/02         86.3            120.41           193.11           305.39
   3/21/02         86.72           120.44           194.18           307.47
   3/22/02         86.29           120.81           192.69           306.44
   3/25/02         87.72           122.29           193.7            306.35
   3/26/02         89.88           123.06           194.94           310.46
   3/27/02         90.41           123.74           195.23           306.82
   3/28/02         94              125.84           194.32           308.39
    4/1/02         92.8            126.02           194.27           318.25
    4/2/02         93.96           126.87           194.25           326.87
    4/3/02         94.47           127.26           194.5            324.73
    4/4/02         94.23           126.99           193.68           326.02
    4/5/02         95.08           127.72           194.19           331.65
    4/8/02         95.5            128.05           194.1            331.75
    4/9/02         95.55           126.89           194.72           333.74
   4/10/02         95.55           126.71           194.95           331.08
   4/11/02         96.19           127.87           195.92           333.54
   4/12/02         98.88           129.79           199.42           334.68
   4/15/02         96.68           127.4            193.91           339.99
   4/16/02         96.42           126.05           192.77           336.63
   4/17/02         95.65           124.35           190.68           331.93
   4/18/02         94.55           123.65           190.11           332.23
   4/19/02         94.34           122.32           188.7            335.73
   4/22/02         94.29           122.95           192.3            338.07
   4/23/02         93.17           123.23           192.21           339.05
   4/24/02         92.74           121.28           199.69           347.44
   4/25/02         94.18           121.16           195.87           351.03
   4/26/02         95.51           122.51           196.64           350.57
   4/29/02         98.98           123.56           203.96           342.02
   4/30/02        102.7            126.39           205.91           345.98
    5/1/02        103.57           127.17           209.32           341.47
    5/2/02        101.96           125.78           205.89           328.71
    5/3/02        102.37           126.63           205.97           330.13
    5/6/02        101.24           127.27           210.95           328.65
    5/7/02        102.36           127.93           213.46           324.02
    5/8/02         99.35           125.39           209.02           308.78
    5/9/02         98.87           125.34           206.1            318.81
   5/10/02         99.25           126.05           200.64           342.8
   5/13/02         98.3            126.74           205.84           333.16
   5/14/02         95.23           123.54           202.24           320.41
   5/15/02         97.76           122.76           195.9            335.09
   5/16/02         97.06           121.95           195.87           340.47
   5/17/02         90.8            116.01           189.32           334.07
   5/20/02         94.67           121.17           196.32           338.72
   5/21/02         94.5            120.1            195.22           343.94
   5/22/02         95.53           120.21           192.08           347.48
   5/23/02         94.57           118.87           186.9            344.09
   5/24/02         95.26           119.06           185.74           345.71
   5/28/02         94.99           118.28           183.11           345.25
   5/29/02         95.85           117.41           181.64           350.29
   5/30/02         95.69           115.97           184.12           354.2
   5/31/02         89.31           111.71           181.63           366.12
    6/3/02         89.04           110.65           181.27           368.73
    6/4/02         89.39           110.57           182.53           371.58
    6/5/02         89.73           111.06           182.52           368.57
    6/6/02         90.03           110.51           182.23           373.47
    6/7/02         90.9            112.87           186.78           369.1
   6/10/02         90.04           112.96           186.48           371.66
   6/11/02         89.95           112.42           186.91           376.57
   6/12/02         90.42           112.72           191.61           377.96
   6/13/02         91.14           112.83           192.88           377.07
   6/14/02         90.32           111.21           186.05           391.03
   6/17/02         89.41           110.22           183.96           385.84
   6/18/02         90.61           111.73           187.34           388.4
   6/19/02         90.32           111.22           186.27           398.06
   6/20/02         89.71           111.7            187.54           390.51
   6/21/02         90.15           113.24           188.59           375.88
   6/24/02         92.21           115.66           192.35           374.38
   6/25/02         92.64           115.22           190.59           379.69
   6/26/02         93.87           115.19           194.08           393.33
   6/27/02         92.91           115.1            195.95           386.8
   6/28/02         96.2            114.73           192.2            418.72
    7/1/02         96.76           115.78           195.64           418.72
    7/2/02         97.71           117.81           199.75           425.67
    7/3/02         98.68           119.04           201.2            430.32
    7/5/02         97.53           118.18           199.47           419.88
    7/8/02         98.11           118.35           199.31           426.93
    7/9/02         98.16           117.56           199.37           436.64
   7/10/02         98.95           119.33           200.22           448.94
   7/11/02        100.29           120.04           204.03           435.62
   7/12/02        100.74           120.31           201.29           445.3
   7/15/02        103.23           124.21           203.99           464.2
   7/16/02        103.71           125.24           204.94           454.19
   7/17/02        102.11           124.69           205.67           461.54
   7/18/02        101.99           125.43           207.72           467.26
   7/19/02        102.37           127.71           217.12           473.14
   7/22/02        107.93           130.07           227.66           481.77
   7/23/02        112.36           130.93           229.86           482.64
   7/24/02        114.08           132.88           253.63           498.04
   7/25/02        114.55           133.42           242.8            492.41
   7/26/02        117.65           135.22           247.7            506.97
   7/29/02        118.38           137.61           248.02           476.62
   7/30/02        113.13           135.92           233.24           496.48
   7/31/02        125.52           141.56           230.52           525.42
    8/1/02        123.22           140.88           228.41           521.04
    8/2/02        122.15           141.45           231.67           540.5
    8/5/02        129.91           148.05           241.05           563.33
    8/6/02        126.89           146.03           237.66           547.31
    8/7/02        123.59           146.15           237.87           552.74
    8/8/02        126.31           145.84           235.27           544.9
    8/9/02        123.64           145.31           237.52           557.14
   8/12/02        121.81           146.09           240.63           554
   8/13/02        124.28           146.06           243.52           562.98
   8/14/02        123.62           147.07           241.8            578.55
   8/15/02        133.23           152.25           242.28           576.33
   8/16/02        128.78           151.89           243.29           560.89
   8/19/02        128.29           151.77           240.68           561.72
   8/20/02        126.48           148              236.48           570.97
   8/21/02        123.56           147.75           232.34           558.45
   8/22/02        120.79           146.93           228.25           547.08
   8/23/02        120.95           148.75           228.61           550.13
   8/26/02        115.56           147.31           228.03           551.14
   8/27/02        112.37           146.28           226.31           526.85
   8/28/02        114.46           145.6            225.86           552.6
   8/29/02        114.99           146.26           226.5            564.69
   8/30/02        113.68           145.75           226.32           533.43
    9/3/02        116.21           147.49           231.67           549.91
    9/4/02        117.9            147.72           232.04           555.7
    9/5/02        118.31           148.5            233.34           562.46
    9/6/02        115.83           147.87           232.3            552.92
    9/9/02        117.2            147.26           232.48           553.33
   9/10/02        118.07           144.93           228.93           558.09
   9/11/02        117.66           144.52           228.38           549.72
   9/12/02        118.8            143.15           228.44           551.49
   9/13/02        119.75           143.11           226.19           565.92
   9/16/02        119.52           142.77           225.42           568.62
   9/17/02        118.83           143.24           225.28           569.82
   9/18/02        119.68           143.48           225.92           569.37
   9/19/02        122.48           144.35           225.98           577.22
   9/20/02        124.15           146.5            227.15           579.4
   9/23/02        126.78           149.62           237.43           596.64
   9/24/02        127.3            152.48           246.8            611.45
   9/25/02        126.48           150.42           244.22           601.05
   9/26/02        124.83           150.11           245.57           583.81
   9/27/02        127.18           149.17           244.59           629.45
   9/30/02        128.29           147.5            250.1            644.17
   10/1/02        126.56           145.42           248.03           636.5
   10/2/02        123.52           143.75           241.63           643.91
   10/3/02        123.52           143.9            243.22           645.99
   10/4/02        125.65           146.4            247.92           644.91
   10/7/02        126.15           152.89           261.92           656.41
   10/8/02        128.95           155.74           280.63           659.52
   10/9/02        133.01           158.53           291.5            659.44
  10/10/02        133.18           161.74           294.66           655.37
  10/11/02        128.91           158.41           288.24           659.44
  10/15/02        120.74           152.95           270.07           638.1
  10/16/02        120.28           152.4            268.35           634.67
  10/17/02        118.9            151.74           267.62           626.76
  10/18/02        116.4            151.18           269.18           622.13
  10/21/02        115.28           148.17           264.81           614.49
  10/22/02        114.46           147.49           262.96           615.22
  10/23/02        114.85           146.96           263.11           612.39
  10/24/02        114.67           145.91           261.58           617.79
  10/25/02        115.53           148.22           261.81           623.78
  10/28/02        111.7            146.82           258.33           623.15
  10/29/02        109.99           146.68           257.69           641.77
  10/30/02        110.2            145.36           253.39           621.69
  10/31/02        110.27           146.98           256.2            624.79
   11/1/02        111.44           147.8            257.81           624.4
   11/4/02        107.38           141.8            250.14           615.37
   11/5/02        103.95           139.29           247.09           615.71
   11/6/02         99.98           134.91           243.38           616.21
   11/7/02         98.14           132.3            242.28           613.74
   11/8/02         98.77           133.78           245.16           617.85
  11/12/02        103.72           136.64           250.16           619.33
  11/13/02        103.11           137.18           252.62           616.16
  11/14/02        101.79           133.67           244.01           580.43
  11/15/02         97.46           134.15           236.72           571.18
  11/18/02         96.15           133.73           236.17           572.68
  11/19/02         96.31           133.34           235.38           572.99
  11/20/02         93.09           131.91           231.05           558.08
  11/21/02         90.98           130.23           223.25           543.31
  11/22/02         90.23           130.25           223.24           538.71
  11/25/02         90.9            130.75           222.6            539.76
  11/26/02         91.64           130.34           223.16           546.96
  11/27/02         90.64           128              213.15           488.49
  11/29/02         90.69           122.59           208.07           436.48
   12/2/02         89.16           120.14           206.06           506.99
   12/3/02         90.39           120              205.73           503.79
   12/4/02         90.18           120.9            207.92           509.54
   12/5/02         92.37           121.17           209.1            513.84
   12/6/02         96.95           123.62           213.13           521.44
   12/9/02         97.28           124.5            214.12           531.33
  12/10/02         98.21           126.37           216.1            531.83
  12/11/02         99.17           126.13           216.32           537.91
  12/12/02         99.99           125.02           215.3            532.2
  12/13/02         95.64           120.28           207.13           525.63
  12/16/02         94.8            117.08           204.19           518.89
  12/17/02         92.14           116.89           202.83           521.65
  12/18/02         92.81           117.18           203.24           525.9
  12/19/02         90.39           118.1            204.96           533.06
  12/20/02         91.63           117.72           205.42           532.55
  12/23/02         91.53           117.01           205.26           544.31
  12/24/02         92.52           118.04           206.94           538.91
  12/26/02         93.09           117.82           208.41           540.03
  12/27/02         90.91           117.85           209.31           552.03
  12/30/02         91.18           117.77           212.02           548.44
  12/31/02         93.04           116.97           204.11           550.26
    1/2/03         90.53           114.02           197.44           527.54
    1/3/03         90.92           114.2            197.42           527.3
    1/6/03         89.55           112.82           194.05           521.67
    1/7/03         88.31           111.53           192.93           522.44
    1/8/03         88.73           112.02           193.55           524.58
    1/9/03         87.1            112.15           193.2            500.93
   1/10/03         86.84           112.53           192.85           498.74
   1/13/03         85.65           112.78           187.88           497.58
   1/14/03         85.15           111.32           187.85           481.39
   1/15/03         85.42           109.71           189.8            478.48
   1/16/03         85.4            109.38           191.33           478.94
   1/17/03         85.97           110.14           192.2            484.15
   1/21/03         88.6            111.14           194.8            489.26
   1/22/03         91.47           111.97           198.07           496.53
   1/23/03         90.92           111.41           196.89           493.33
   1/24/03         91.47           111.73           196.97           503.04
   1/27/03         90.9            112.86           198.17           503.44
   1/28/03         90.57           112.79           197.81           501.39
   1/29/03         89.9            112.64           195.47           447.24
   1/30/03         88.99           111.68           194.26           479.65
   1/31/03         86.56           107.37           187.04           522.64
    2/3/03         84.27           107.01           183.97           520.28
    2/4/03         84              106.94           184.4            523.52
    2/5/03         82.69           106.05           182.51           515.16
    2/6/03         82.29           105.63           180.75           524.39
    2/7/03         81.23           106.48           179.49           526.63
   2/10/03         81.75           106.47           179.34           522.31
   2/11/03         81.41           106.2            179.08           522.57
   2/12/03         82.73           107.5            179.95           534.98
   2/13/03         82.78           107.92           181.24           505.95
   2/14/03         87.84           107.83           181.91           507.98
   2/18/03         87.57           107.97           183.12           509.54
   2/19/03         88.07           108.04           183.62           514.73
   2/20/03         86.24           108.1            184.46           517.7
   2/21/03         87.54           107.91           184.93           511.5
   2/24/03         85.73           108.11           185.15           517.53
   2/25/03         87.77           106.4            185.35           512.19
   2/26/03         86.24           105.91           186.49           517.5
   2/27/03         85.23           105.61           186.21           514.1
   2/28/03         87.52           106.1            180.16           513.25
    3/3/03         84.81           106.39           179.35           511.16
    3/4/03         85.48           107.02           180.5            510.31
    3/5/03         87.2            109              182.67           514.68
    3/6/03         86.43           109.29           184.33           507.34
    3/7/03         87.07           109.93           186.11           504.76
   3/10/03         88.32           110.48           187.05           509.61
   3/11/03         86.36           111.54           187.44           513.79
   3/12/03         86.72           109.93           187.34           514
   3/13/03         86.34           108.52           184.98           497.86
   3/14/03         83.18           107.93           181.64           486.99
   3/17/03         83.78           108.06           180.62           478.33
   3/18/03         81.17           106.94           179.9            469.21
   3/19/03         80.53           106.79           179.31           466.25
   3/20/03         80.49           107.6            178.14           460.77
   3/21/03         80.05           107.12           177.35           453.5
   3/24/03         79.78           106.57           177.49           451.84
   3/25/03         80.49           106              176.55           451.29
   3/26/03         77.43           105.26           173.65           453.48
   3/27/03         77.66           105.73           173.84           438.72
   3/28/03         76.11           106.42           173.83           443.28
   3/31/03         74.42           105.03           171.35           432.81
    4/1/03         74.67           104.95           172.55           430.61
    4/2/03         74.12           104.62           171.37           420.27
    4/3/03         73.7            104.61           170.24           419.98
    4/4/03         74.78           104.77           170.42           412.63
    4/7/03         73.1            102.94           169.42           409.08
    4/8/03         72.13           102.41           170.63           417.39
    4/9/03         73.32           102.57           170.76           418.86
   4/10/03         73.34           102.98           170.67           415.81
   4/11/03         73.31           102.71           170.5            397.98
   4/14/03         70.84           100.3            168.03           386.24
   4/15/03         72.02            99.79           162.85           385.4
   4/16/03         72.92            99.68           161.26           390.87
   4/17/03         72.63           101.45           161.22           390.23
   4/21/03         71.31            98.02           158.89           388.78
   4/22/03         71.1             97.7            157.47           391.55
   4/23/03         70.65            95.58           154.55           390.95
   4/24/03         69.35            95.18           154.78           397.6
   4/25/03         70.77            95.66           155.12           396.58
   4/28/03         69.8             95.38           155              369.1
   4/29/03         70.02            94.39           154.39           381.68
   4/30/03         68.17            92.79           145.39           373
    5/1/03         68.11            92              143.52           372.5
    5/2/03         66.94            91.27           143.13           367.32
    5/5/03         66.32            90.36           142.34           369.77
    5/6/03         66.86            90.1            137.65           377.27
    5/7/03         67.07            90.03           141.75           387.61
    5/8/03         67.34            90.78           142.74           389.53
    5/9/03         66.93            91.03           143.36           387.29
   5/12/03         67.05            90.77           142.24           391.17
   5/13/03         66.87            91.06           143.54           391.34
   5/14/03         66.56            90.63           143.71           399.55
   5/15/03         73.42            90.72           145.06           396.29
   5/16/03         72.77            90.95           146.22           396.45
   5/19/03         75.8             91.25           146.37           397.31
   5/20/03         76.44            93.41           148.65           353.7
   5/21/03         75.7             91.65           147.71           395.68
   5/22/03         74.67            91.7            148.28           409.17
   5/23/03         74.23            90.58           146.77           410.38
   5/27/03         77.5             92.54           148.55           406.39
   5/28/03         75.66            93.17           148.6            404.45
   5/29/03         74.2             91.27           146.26           415.03
   5/30/03         73.47            92.16           144.77           417.31
    6/2/03         72.19            90.61           142.47           409.22
    6/3/03         73.64            91.51           143.87           417.22
    6/4/03         72.98            91.94           143.57           420.42
    6/5/03         71.7             90.49           142.24           415.07
    6/6/03         71.36            90.61           142              411.99
    6/9/03         68.89            89.33           140.51           417.5
   6/10/03         69.52            89.97           140.87           425.84
   6/11/03         68.71            88.74           139.75           421.17
   6/12/03         67.21            88.34           139.48           423.69
   6/13/03         68.02            87.85           141.46           408.86
   6/16/03         65.13            87.16           141.07           402.51
   6/17/03         62.91            86.1            139.72           392.83
   6/18/03         63.28            84.85           139.52           385
   6/19/03         65.03            85.62           140.38           386.98
   6/20/03         65.51            85.66           140.29           385.94
   6/23/03         68.23            86.26           141.65           394.53
   6/24/03         68.51            85.96           141.58           397.73
   6/25/03         67.4             84.63           139.74           384.8
   6/26/03         66.88            82.88           139.36           332.28
   6/27/03         66.61            83.05           138.47           374.04
   6/30/03         65.38            81.8            138.93           378.22
    7/1/03         64.79            82.73           138.73           373.33
    7/2/03         66.22            83.68           139.82           377.22
    7/3/03         66.5             83.45           139.48           367.89
    7/7/03         65.57            82.98           138.6            362.75
    7/8/03         65.34            82.57           137.58           360.81
    7/9/03         65.33            82.76           136.85           362.56
   7/10/03         65.3             82.5            136.85           364.99
   7/11/03         65.88            82.97           137.85           368.46
   7/14/03         67.07            83.48           137.22           363.26
   7/15/03         80.52            81.4            132.13           349.12
   7/16/03         66.76            80.07           135.04           345.94
   7/17/03         65.66            78.86           128.65           343.47
   7/18/03         65.75            78.98           128.64           341.86
   7/21/03         64.41            78.6            127.41           315.45
   7/22/03         65.67            78.84           127.53           325.38
   7/23/03         66.7             79.26           127.63           330.17
   7/24/03         68.27            80.55           128.49           325.95
   7/25/03         68.29            80.46           128.58           325.53
   7/28/03         67.67            80.74           129              314.55
   7/29/03         70.35            82.15           136.18           314
   7/30/03         69.6             81.5            130.64           324.67
   7/31/03         77.36            83.31           131.12           323.83
    8/1/03         71.8             78.81           126.65           325.93
    8/4/03         74.99            81.8            128.92           344.69
    8/5/03         77.34            82.16           128.83           334.68
    8/6/03         80.09            84.68           131.04           360.53
    8/7/03         79.59            84.45           131.07           367.89
    8/8/03         79               84.96           131.3            365.59
   8/11/03         75.19            83.91           130.79           357.79
   8/12/03         77.17            83.48           130.19           357.95
   8/13/03         76.79            82.57           129.94           343.27
   8/14/03         74.84            80.5            128.15           351.3
   8/15/03         75.53            85.95           134.02           365.01
   8/18/03         74.51            85.37           133.13           359.19
   8/19/03         72.6             84.9            132.97           362.8
   8/20/03         70.47            83.79           132.09           343.75
   8/21/03         69.42            81.48           129.28           329.45
   8/22/03         70.37            82.19           130.26           333.03
   8/25/03         71.04            80.24           130.46           328.32
   8/26/03         72.2             83.79           131.21           332.76
   8/27/03         70.94            82.93           129.26           323.22
   8/28/03         70.95            82.79           128.67           321.98
   8/29/03         71.97            77.97           129.09           321.29
    9/2/03         68.32            80.02           125.84           295.17
    9/3/03         52.29            75.6            125.03           291.69
    9/4/03         52.76            75.25           126.21           296.87
    9/5/03         52.3             77.97           127.43           309.75
    9/8/03         52.02            78.43           127.88           302.18
    9/9/03         51.75            78.01           128.12           300.21
   9/10/03         51.96            78.48           128.19           305.04
   9/11/03         51.74            77.86           124.13           299.87
   9/12/03         52.37            78.08           127.07           306.95
   9/15/03         54.39            77.88           124.3            313.66
   9/16/03         54.22            78.62           125.25           302.53
   9/17/03         53.68            76.7            123.08           308.83
   9/18/03         53.33            76.69           122.75           305.13
   9/19/03         53.21            74.17           121.91           305.74
   9/22/03         54.01            76.37           123.63           300.74
   9/23/03         54.69            77.95           136.62           305.66
   9/24/03         53.64            76.88           124.08           306.59
   9/25/03         52.67            76.87           123.34           307.2
   9/26/03         52.81            77.35           123.93           310.18
   9/29/03         53.31            77.83           124.45           308.5
   9/30/03         54.11            74.95           121.02           322.09
   10/1/03         54.09            74.74           121.18           307.77
   10/2/03         55.33            74.62           120.92           300.48
   10/3/03         56.87            76.07           121.73           284.57
   10/6/03         56.45            75.93           121.9            292.57
   10/7/03         56.64            75.99           122.2            283.1
   10/8/03         56.96            75.94           121.89           282.43
   10/9/03         56.86            76.08           121.75           277.14
  10/10/03         57.1             75.82           121.69           280.88
  10/14/03         57.8             76.95           122.39           276.29
  10/15/03         54.29            73.08           115.53           271.15
  10/16/03         53.26            71.44           113.13           251.97
  10/17/03         53.1             71.2            112.1            255.96
  10/20/03         52.04            70.52           112.53           253.56
  10/21/03         51.88            69.93           112.3            253.49
  10/22/03         53.16            71.11           113.68           261.14
  10/23/03         54.14            71.64           114.4            260
  10/24/03         54.72            77.42           115.58           270.75
  10/27/03         54.39            72.39           115.86           264.38
  10/28/03         55.11            73.27           116.63           268.53
  10/29/03         55               73.07           115.89           255.03
  10/30/03         53.81            71.11           113.88           250.06
  10/31/03         52.39            69.33           110.96           255.28
   11/3/03         52.69            69.33           110.97           237.3
   11/4/03         53.41            70.41           111.95           239.2
   11/5/03         54.87            70.95           113.12           232.92
   11/6/03         54.31            70.39           112.64           226.42
   11/7/03         54.48            70.25           111.64           223.86
  11/10/03         54.43            70.32           111.36           222.13
  11/12/03         54.04            69.63           110.07           231.33
  11/13/03         54.06            69.71           110.75           243.45
  11/14/03         51.55            68.99           109.78           243.71
  11/17/03         51.85            69.29           109.63           245.34
  11/18/03         51.66            65.94           109.41           251.03
  11/19/03         51.35            69.04           109.66           243.57
  11/20/03         51.67            69.75           111.06           246.43
  11/21/03         52.5             69.72           111.08           244.4
  11/24/03         51.63            69.32           110.43           234.09
  11/25/03         51.32            69.72           110.67           239.51
  11/26/03         50.08            69.07           108.83           232.7
  11/28/03         49.02            66.27           106.53           221.76
   12/1/03         49.14            65.9            105.54           215.22
   12/2/03         49.67            66.44           105.8            212.91
   12/3/03         49.56            66.4            105.63           209.77
   12/4/03         49.16            66.45           105.69           209.9
   12/5/03         50.22            67.48           107.32           221.01
   12/8/03         51.45            68.58           107.79           212.37
   12/9/03         51.7             68.93           107.72           205.34
  12/10/03         50.79            65.76           108.47           208.56
  12/11/03         51.5             70.78           109.77           217.99
  12/12/03         51.85            70.69           109.89           217.99
  12/15/03         51.54            69.81           110.25           215.91
  12/16/03         50.93            69.72           110.64           220.93
  12/17/03         49.91            68.6            109.55           217.42
  12/18/03         49.59            68.23           108.82           220.24
  12/19/03         49.79            68.24           108.65           216.99
  12/22/03         50.59            68.72           109              213.43
  12/23/03         50.79            68.12           107.3            201.39
  12/24/03         50.94            68.58           107.6            208.59
  12/26/03         50.97            69.11           108.2            213.48
  12/29/03         50.48            68.87           107.86           211.41
  12/30/03         50.94            68.71           107.52           201.2
  12/31/03         50.58            69.28           108.07           212.44

                         INVESTMENT GRADE RATINGS CHANGES
     ------------------------------------------------------------------------
                                     Moody's                           S&P
                     Moody's        Downgrade         S&P           Downgrade
                                      Ratio                           Ratio
                 Up        Down                  Up        Down
                -----      -----      -----     -----      -----      -----
     1998         62        120       1.94        65        134       2.06
     1999         88        114       1.30        85        122       1.44
     2000        104        149       1.43        93        180       1.94
     2001         82        209       2.55        63        198       3.14
     2002         46        244       5.30        41        231       5.63
     2003         31        113       3.65        37        124       3.35

Source: Lehman Brothers

Despite the impressive performance of corporate bonds, the credit environment remained challenging in 2003. Downgrades of investment grade issues by Moody's and S&P outnumbered upgrades by 3.65 to 1 and 3.35 to 1, respectively, (see above right). Additionally, nine individual months in 2003 saw more than $1 billion worth of investment grade debt downgraded to below investment grade with June and December registering $7.2 billion and $6.5 billion, respectively, making them the 10th and 12th largest fallen angel months of all time.

YIELDS RISE, CURVE REMAINS STEEP

Treasury yields ended 2003 modestly higher than where they began the year. The yield on the 2-year T-note rose 22 basis points to 1.82% while the 30-year T-bond yield rose 31 basis points to 5.07%. Intermediate-term maturities experienced the greatest increase with the yield on the 5-year T-note rising 52 basis points to 3.25%. The yield curve remained very steep throughout the year as the difference between 2-year and 30-year Treasury yields increased to 325 basis points from 316 basis points at the end of 2002 (see below). The steep curve boosted fixed income returns in 2003 by providing significant roll-down. As bonds shortened in maturity with the passage of time over the course of the year, they rolled down the steep curve to lower yields and experienced a corresponding upward movement in price, adding to performance. For intermediate maturities, roll-down provided as much as 150 basis points of return and helped mitigate the detrimental effect of the overall increase in interest rates.

TREASURY YIELDS
Source: Bloomberg

              31-Dec-2003         31-Dec-2002
              -----------         -----------
1                1.21%               1.22%
2                1.82%               1.60%
3                2.30%               1.96%
5                3.25%               2.73%
7                3.79%               3.38%
10               4.25%               3.81%
15               4.79%               4.51%
20               5.10%               4.83%
25               5.18%               4.93%
30               5.07%               4.76%

      MATURITY     DEC. 31, 2002     DEC. 31, 2003     CHANGE
      --------     -------------     -------------     ------
         1             1.22%             1.21%         -0.01%
         2             1.60%             1.82%          0.22%
         3             1.96%             2.30%          0.34%
         5             2.73%             3.25%          0.52%
         7             3.38%             3.79%          0.41%
         10            3.81%             4.25%          0.44%
         15            4.51%             4.79%          0.28%
         20            4.83%             5.10%          0.27%
         25            4.93%             5.18%          0.25%
         30            4.76%             5.07%          0.31%

VOLATILITY PERSISTS

While interest rates ended the year just slightly higher, they followed a very volatile path over the course of the year (see chart at right). The 10-year T-note yield covered a range of 150 basis points from a low of 3.10% in mid-June to a high of 4.60% in early September before settling to 4.25% at year-end. The volatility in yields, especially in a low interest rate environment, caused considerable volatility in the month-to-month returns of the bond market in 2003.

VOLATILE TREASURY YIELDS IN 2003

                     Two Year      Five Year       Ten Year     Thirty Year
                     --------      ---------       --------     -----------
      26-Dec         0.01815         0.0315        0.04152         0.0497
      19-Dec         0.01788        0.03155        0.04135        0.04965
      12-Dec         0.01806         0.0322         0.0424        0.05091
       5-Dec         0.01871        0.03225        0.04232        0.05063
      28-Nov         0.02048        0.03356        0.04334        0.05132
      21-Nov         0.01819        0.03148        0.04161        0.05016
      14-Nov         0.01809        0.03189        0.04219        0.05052
       7-Nov         0.02011        0.03432         0.0444        0.05254
      31-Oct         0.01822        0.03244        0.04295        0.05132
      24-Oct         0.01728        0.03144        0.04232         0.0512
      17-Oct         0.01859        0.03329         0.0439         0.0525
      10-Oct         0.01645        0.03144        0.04271        0.05181
       3-Oct         0.01637        0.03099        0.04201        0.05097
      26-Sep         0.01557        0.02905        0.04002        0.04935
      19-Sep         0.01667        0.03103        0.04162        0.05069
      12-Sep         0.01621         0.0314        0.04254         0.0516
       5-Sep         0.01722        0.03269        0.04349        0.05189
      29-Aug         0.01972        0.03466        0.04466        0.05224
      22-Aug         0.01918        0.03455        0.04475        0.05259
      15-Aug         0.01799        0.03406         0.0453        0.05398
       8-Aug         0.01698        0.03163        0.04271        0.05232
       1-Aug         0.01777         0.0323        0.04385        0.05315
      25-Jul         0.01504        0.02982        0.04177        0.05117
      18-Jul         0.01489         0.0286        0.04001        0.04934
      11-Jul         0.01275        0.02447        0.03628        0.04683
       4-Jul         0.01306        0.02485        0.03649        0.04685
      27-Jun         0.01351        0.02445        0.03543        0.04583
      20-Jun         0.01164        0.02264        0.03367        0.04433
      13-Jun         0.01084        0.02032        0.03114        0.04174
       6-Jun         0.01246        0.02273        0.03353        0.04397
      30-May         0.01326        0.02291        0.03372        0.04377
      23-May         0.01349        0.02315        0.03337         0.0426
      16-May         0.01311        0.02386         0.0342        0.04415
       9-May         0.01443        0.02603        0.03681        0.04671
       2-May         0.01565        0.02832        0.03925        0.04833
      25-Apr         0.01573        0.02816         0.0389        0.04816
      18-Apr         0.01678        0.02928        0.03958        0.04891
      11-Apr         0.01637        0.02893        0.03973        0.04949
       4-Apr         0.01557        0.02845        0.03954        0.04965
      28-Mar         0.01541        0.02812          0.039        0.04914
      21-Mar         0.01784        0.03081        0.04105        0.05041
      14-Mar         0.01537        0.02684        0.03702        0.04707
       7-Mar         0.01399        0.02568        0.03643        0.04685
      28-Feb         0.01512        0.02663        0.03692         0.0467
      21-Feb         0.01596        0.02846         0.0389        0.04846
      14-Feb         0.01617        0.02931        0.03995        0.04881
       7-Feb         0.01621        0.02899        0.03931        0.04807
      31-Jan         0.01693        0.02934        0.03964        0.04842
      24-Jan         0.01646        0.02875         0.0393        0.04863
      17-Jan          0.0168        0.02973        0.04011        0.04922
      10-Jan         0.01762        0.03127        0.04134        0.05046
       3-Jan         0.01754         0.0297        0.04019        0.04954

MORTGAGES EXTEND

The sharp increase in interest rates from the lows of mid-June caused a dramatic extension in the duration of the mortgage sector. Slower prepayment speeds resulting from a plummet in the mortgage bankers' REFI Index in July and August (below left) translated into a sudden extension in the duration of the mortgage sector from a low of 0.58 years in May to 3.24 years in November (below right). While MBS outperformed Treasuries for the year (3.07% vs. 2.24%), this cash flow sensitive sector lagged most other investment grade sectors again in 2003 (see performance table on first page).

REFI INDEX VS. 10-YEAR T-NOTE YIELD

             DATE           10 Year T-NOTE          REFI INDEX
             ----           --------------          ----------
           1/23/04                4.05               3296.70
           1/16/04                4.04               3327.30
            1/9/04                4.27               2195.70
            1/2/04                4.30               1755.40
          12/26/03                4.21               1644.30
          12/19/03                4.20               1908.30
          12/12/03                4.29               2072.50
           12/5/03                4.36               1775.50
          11/28/03                4.25               2100.00
          11/21/03                4.18               2612.20
          11/14/03                4.36               2043.90
           11/7/03                4.41               2084.20
          10/31/03                4.31               2319.40
          10/24/03                4.33               2311.80
          10/17/03                4.42               2204.10
          10/10/03                4.26               2340.10
           10/3/03                4.05               3005.50
           9/26/03                4.16               2506.80
           9/19/03                4.23               2429.80
           9/12/03                4.34               2438.50
            9/5/03                4.52               2883.60
           8/29/03                4.49               1981.50
           8/22/03                4.47               2169.00
           8/15/03                4.49               2756.80
            8/8/03                4.34               3238.40
            8/1/03                4.40               4047.50
           7/25/03                4.18               4145.80
           7/18/03                3.93               6181.20
           7/11/03                3.72               6657.20
            7/4/03                3.58               6768.30
           6/27/03                3.42               8599.10
           6/20/03                3.31               8204.60
           6/13/03                3.20               9162.70
            6/6/03                3.36               9046.90
           5/30/03                3.39               9977.80
           5/23/03                3.38               8840.90
           5/16/03                3.56               8351.10
            5/9/03                3.77               7250.00
            5/2/03                3.92               6077.80
           4/25/03                3.97               5092.00
           4/18/03                3.99               5103.90
           4/11/03                3.97               5546.70
            4/4/03                3.90               6162.80
           3/28/03                3.96               6484.60
           3/21/03                3.97               8135.70
           3/14/03                3.65               9387.00
            3/7/03                3.65               8920.90
           2/28/03                3.78               6614.00
           2/21/03                3.89               5989.60
           2/14/03                3.95               5438.10
            2/7/03                3.98               5470.30
           1/31/03                4.01               5621.60
           1/24/03                3.97               5858.10
           1/17/03                4.05               5433.40
           1/10/03                4.16               5786.40
            1/3/03                3.94               5871.10
          12/27/02                3.92               4548.80
          12/20/02                4.05               4101.00
          12/13/02                4.04               4507.60
           12/6/02                4.17               3793.80
          11/29/02                4.19               4151.90
          11/22/02                4.08               5672.30
          11/15/02                3.94               6174.10
           11/8/02                4.00               4825.60
           11/1/02                4.00               4875.10
          10/25/02                4.21               4240.40
          10/18/02                4.11               5588.70
          10/11/02                3.68               6793.80
           10/4/02                3.69               6926.90
           9/27/02                3.73               6671.40
           9/20/02                3.84               5977.20
           9/13/02                4.00               5625.00
            9/6/02                3.98               6104.00
           8/30/02                4.21               5129.60
           8/23/02                4.24               5355.40
           8/16/02                4.32               5523.60
            8/9/02                4.27               4845.80
            8/2/02                4.33               5097.30
           7/26/02                4.43               4748.80
           7/19/02                4.61               3512.40
           7/12/02                4.63               2729.50
            7/5/02                4.82               2616.60
           6/28/02                4.86               2632.50
           6/21/02                4.79               2504.80
           6/14/02                4.83               1764.40
            6/7/02                5.06               1693.80
           5/31/02                5.10               1596.40
           5/24/02                5.16               1497.50
           5/17/02                5.26               1425.80
           5/10/02                5.16               1556.20
            5/3/02                5.11               1749.90
           4/26/02                5.13               1533.50
           4/19/02                5.21               1320.60
           4/12/02                5.22               1246.10
            4/5/02                5.03               1213.50
           3/29/02                5.38               1272.30
           3/22/02                5.37               1450.60
           3/15/02                5.34               1406.30
            3/8/02                5.12               1783.00
            3/1/02                4.90               2351.70
           2/22/02                4.87               1921.60
           2/15/02                4.94               1927.90
            2/8/02                4.92               2134.90
            2/1/02                5.05               1884.20
           1/25/02                5.05               1762.90
           1/18/02                4.92               2768.30
           1/11/02                5.04               1937.60
            1/4/02                5.15               1703.70
          12/28/01                5.17               1284.80
          12/21/01                5.14               1886.50
          12/14/01                5.15               1968.80
           12/7/01                4.93               2731.60
          11/30/01                4.92               3040.70
          11/23/01                4.93               4283.30
          11/16/01                4.66               4998.30
           11/9/01                4.29               5534.50
           11/1/01                4.37               5223.20
          10/26/01                4.60               4203.50
          10/19/01                4.60               4580.30
          10/12/01                4.65               5252.60
           10/5/01                4.53               4285.70
           9/28/01                4.60               3459.80
           9/21/01                4.70               1992.90
           9/14/01                4.71               1992.90
            9/7/01                4.91               2290.00
           8/31/01                4.84               2370.00
           8/24/01                4.90               2048.40
           8/17/01                4.95               1769.80
           8/10/01                5.08               1716.00
            8/3/01                5.13               1730.00
           7/27/01                5.16               1643.00
           7/20/01                5.17               1581.40
           7/13/01                5.31               1387.40
            7/6/01                5.41               1200.00
           6/29/01                5.29               1521.60
           6/22/01                5.23               1497.80
           6/15/01                5.27               1593.10
            6/8/01                5.32               1776.90
            6/1/01                5.48               1553.60
           5/25/01                5.46               1622.50
           5/18/01                5.46               1546.80
           5/11/01                5.29               1948.10
            5/4/01                5.28               1970.00
           4/27/01                5.25               2203.70
           4/20/01                5.29               1954.90
           4/13/01                5.08               2270.00
            4/6/01                4.95               2427.20
           3/30/01                4.95               2726.10
           3/23/01                4.78               2802.50
           3/16/01                4.86               2053.00
            3/9/01                4.95               2264.80
            3/2/01                4.95               2543.60
           2/23/01                5.13               2140.40
           2/16/01                5.11               2346.10
            2/9/01                5.13               2647.70
            2/2/01                5.20               2612.50
           1/26/01                5.29               1992.10
           1/19/01                5.18               2123.30
           1/12/01                5.08               2800.60
            1/5/01                5.01               1572.10
          12/29/00                5.10                761.50
          12/22/00                5.10                794.10
          12/15/00                5.29                777.20
           12/8/00                5.39                758.40
           12/1/00                5.56                663.90
          11/24/00                5.65                576.40
          11/17/00                5.73                602.70
          11/10/00                5.85                690.40
           11/3/00                5.76                651.20
          10/27/00                5.66                654.60
          10/20/00                5.68                587.20
          10/13/00                5.76                498.60
           10/6/00                5.86                475.00
           9/29/00                5.82                470.60
           9/22/00                5.88                451.30
           9/15/00                5.84                440.70
            9/8/00                5.76                452.90
            9/1/00                5.76                404.50
           8/25/00                5.75                395.00
           8/18/00                5.80                383.60
           8/11/00                5.85                403.30
            8/4/00                5.98                360.10
           7/28/00                6.04                346.00
           7/21/00                6.10                359.60
           7/14/00                6.06                371.90
            7/7/00                6.01                335.40
           6/30/00                6.08                338.50
           6/23/00                6.09                319.20
           6/16/00                6.06                329.30
            6/9/00                6.13                329.40
            6/2/00                6.26                318.10
           5/26/00                6.42                288.80
           5/19/00                6.49                326.20
           5/12/00                6.50                330.90
            5/5/00                6.40                331.30
           4/28/00                6.15                336.20
           4/21/00                6.01                341.90
           4/14/00                5.89                354.80
            4/7/00                5.92                364.20
           3/31/00                6.13                340.60
           3/24/00                6.14                386.60
           3/17/00                6.28                346.20
           3/10/00                6.39                361.80
            3/3/00                6.39                377.50
           2/25/00                6.38                346.60
           2/18/00                6.55                335.60
           2/11/00                6.62                373.10
            2/4/00                6.58                436.70
           1/28/00                6.68                384.40
           1/21/00                6.77                413.60
           1/14/00                6.66                390.50
            1/7/00                6.56                350.80
          12/31/99                6.41                302.90
          12/24/99                6.39                338.10
          12/17/99                6.24                354.10
          12/10/99                6.13                388.10
           12/3/99                6.20                386.40
          11/26/99                6.10                418.00
          11/19/99                6.02                481.80
          11/12/99                5.96                443.10
           11/5/99                6.00                443.70
          10/29/99                6.16                415.90
          10/22/99                6.18                383.20
          10/15/99                6.11                396.30
           10/8/99                6.02                412.20
           10/1/99                5.92                414.60
           9/24/99                5.88                388.40
           9/17/99                5.92                398.70
           9/10/99                5.94                394.10
            9/3/99                5.97                395.90
           8/27/99                5.81                456.40
           8/20/99                5.91                440.40
           8/13/99                6.08                449.20
            8/6/99                5.95                462.30
           7/30/99                5.86                458.10
           7/23/99                5.72                490.80
           7/16/99                5.72                508.30
            7/9/99                5.87                522.00
            7/2/99                5.87                588.40
           6/25/99                5.98                612.20
           6/18/99                5.91                636.10
           6/11/99                5.89                702.70
            6/4/99                5.80                758.50
           5/28/99                5.56                853.70
           5/21/99                5.61                832.20
           5/14/99                5.53                867.10
            5/7/99                5.45               1042.10
           4/30/99                5.26               1062.90
           4/23/99                5.20               1093.40
           4/16/99                5.14               1155.70
            4/9/99                5.11               1203.90
            4/2/99                5.24               1086.20
           3/26/99                5.20               1177.20
           3/19/99                5.14               1332.60
           3/12/99                5.21               1153.30
            3/5/99                5.38               1241.30
           2/26/99                5.18               1512.80
           2/19/99                5.03               1324.20
           2/12/99                4.95               1401.40
            2/5/99                4.84               1654.00
           1/29/99                4.67               1741.70
           1/22/99                4.70               1572.20
           1/15/99                4.70               1634.40
            1/8/99                4.76               1494.20
            1/1/99                4.76               1468.50
          12/25/98                4.75               1441.30
          12/18/98                4.59               1569.00
          12/11/98                4.60               1879.10
           12/4/98                4.64               2055.10
          11/27/98                4.83               2086.30
          11/20/98                4.85               1814.80
          11/13/98                4.82               1723.00
           11/6/98                4.83               1987.00
          10/30/98                4.63               2495.70
          10/23/98                4.59               2774.30
          10/16/98                4.58               2507.00
           10/9/98                4.41               4389.10
           10/2/98                4.46               3410.50
           9/25/98                4.67               2682.70
           9/18/98                4.83               2269.90
           9/11/98                4.90               2141.90
            9/4/98                5.05               1924.00
           8/28/98                5.20               1331.50
           8/21/98                5.39               1211.90
           8/14/98                5.40               1310.50
            8/7/98                5.43               1291.90
           7/31/98                5.50               1278.80
           7/24/98                5.46               1320.20
           7/17/98                5.49               1292.20
           7/10/98                5.41               1305.50
            7/3/98                5.44               1470.60
           6/26/98                5.46               1202.00
           6/19/98                5.47               1406.20
           6/12/98                5.51               1209.60
            6/5/98                5.57               1120.70
           5/29/98                5.57               1174.30
           5/22/98                5.64               1049.00
           5/15/98                5.70               1138.70
            5/8/98                5.68               1297.00
            5/1/98                5.75               1326.50
           4/24/98                5.67               1157.00
           4/17/98                5.61               1087.00
           4/10/98                5.55               1684.20
            4/3/98                5.61               1206.30
           3/27/98                5.63               1297.10
           3/20/98                5.57               1421.40
           3/13/98                5.62               1337.90
            3/6/98                5.73               1363.10
           2/27/98                5.63               1526.10
           2/20/98                5.50               2005.60
           2/13/98                5.57               1685.40
            2/6/98                5.59               2028.70
           1/30/98                5.63               2038.60
           1/23/98                5.59               3093.30
           1/16/98                5.45               3115.80
            1/9/98                5.49               1842.50
            1/2/98                5.77                972.70
          12/26/97                5.74                745.00
          12/19/97                5.77                850.00
          12/12/97                5.87                827.30
           12/5/97                5.86                785.10
          11/28/97                5.86                828.70
          11/21/97                5.84                779.40
          11/14/97                5.88                842.40
           11/7/97                5.92                805.00
          10/31/97                5.90               1013.40
          10/24/97                6.09                683.10
          10/17/97                6.11                703.00
          10/10/97                6.04                845.50
           10/3/97                6.06                728.20
           9/26/97                6.08                691.50
           9/19/97                6.14                699.60
           9/12/97                6.34                498.50
            9/5/97                6.34                516.30
           8/29/97                6.36                477.80
           8/22/97                6.27                552.90
           8/15/97                6.33                577.20
            8/8/97                6.26                718.80
            8/1/97                6.11                689.30
           7/25/97                6.18                595.90
           7/18/97                6.23                542.80
           7/11/97                6.26                497.30
            7/4/97                6.42                414.60
           6/27/97                6.45                422.40
           6/20/97                6.40                396.50
           6/13/97                6.52                375.70
            6/6/97                6.61                322.40
           5/30/97                6.75                295.60
           5/23/97                6.73                325.10
           5/16/97                6.68                332.50
            5/9/97                6.70                303.40
            5/2/97                6.76                289.80
           4/25/97                6.89                273.20
           4/18/97                6.89                282.30
           4/11/97                6.92                285.10
            4/4/97                6.90                292.30
           3/28/97                6.79                538.40
           3/21/97                6.73                396.70
           3/14/97                6.63                416.20
            3/7/97                6.59                398.70
           2/28/97                6.50                460.90
           2/21/97                6.33                556.00
           2/14/97                6.37                401.50
            2/7/97                6.46                379.20
           1/31/97                6.62                338.40
           1/24/97                6.58                341.60
           1/17/97                6.56                305.80
           1/10/97                6.57                323.60
            1/3/97                6.45                375.50
          12/27/96                6.34                272.80
          12/20/96                6.40                360.40
          12/13/96                6.31                475.40
           12/6/96                6.15                610.70
          11/29/96                6.12                513.70
          11/22/96                6.16                459.50
          11/15/96                6.18                445.70
           11/8/96                6.30                417.90
           11/1/96                6.42                372.90
          10/25/96                6.55                309.40
          10/18/96                6.54                316.40
          10/11/96                6.55                324.80
           10/4/96                6.61                272.30
           9/27/96                6.73                271.40
           9/20/96                6.82                263.30
           9/13/96                6.88                250.80
            9/6/96                6.95                226.80
           8/30/96                6.84                283.60
           8/23/96                6.63                262.90
           8/16/96                6.56                279.90
            8/9/96                6.54                287.80
            8/2/96                6.76                237.50
           7/26/96                6.85                222.30
           7/19/96                6.81                224.30
           7/12/96                6.95                186.10
            7/5/96                6.85                215.20
           6/28/96                6.86                221.70
           6/21/96                6.95                220.00
           6/14/96                6.99                192.50
            6/7/96                6.85                226.10
           5/31/96                6.77                302.60
           5/24/96                6.65                243.90
           5/17/96                6.68                225.20
           5/10/96                6.82                241.00
            5/3/96                6.74                348.20
           4/26/96                6.53                311.10
           4/19/96                6.52                317.60
           4/12/96                6.60                336.90
            4/5/96                6.35                456.60
           3/29/96                6.32                586.60
           3/22/96                6.36                462.90
           3/15/96                6.37                564.70
            3/8/96                6.08                712.40
            3/1/96                6.06               1029.00
           2/23/96                5.97               1129.00
           2/16/96                5.65               1192.40
            2/9/96                5.67               1071.40
            2/2/96                5.64               1028.40
           1/26/96                5.65               1102.40
           1/19/96                5.58                886.60
           1/12/96                5.74                816.10
            1/5/96                5.63                748.20
          12/29/95                5.64                711.70
          12/22/95                5.78                758.60
          12/15/95                5.73                642.50
           12/8/95                5.68                667.00
           12/1/95                5.82                522.30
          11/24/95                5.92                571.60
          11/17/95                5.96                604.90
          11/10/95                5.97                697.40
           11/3/95                5.98                553.00
          10/27/95                6.04                547.50
          10/20/95                5.99                549.00
          10/13/95                6.05                482.70
           10/6/95                6.10                458.20
           9/29/95                6.26                392.80
           9/22/95                6.17                468.90
           9/15/95                6.15                445.40
            9/8/95                6.20                444.20
            9/1/95                6.31                387.00
           8/25/95                6.52                295.90
           8/18/95                6.57                283.00
           8/11/95                6.50                328.70
            8/4/95                6.48                346.30
           7/28/95                6.46                390.60
           7/21/95                6.37                504.00
           7/14/95                6.09                524.30
            7/7/95                6.12                305.90
           6/30/95                6.17                404.30
           6/23/95                6.10                381.30
           6/16/95                6.21                418.90
            6/9/95                6.20                481.60
            6/2/95                6.23                331.10
           5/26/95                6.49                239.90
           5/19/95                6.59                243.40
           5/12/95                6.66                239.10
            5/5/95                6.93                132.20
           4/28/95                7.03                120.90
           4/21/95                7.03                120.50
           4/14/95                7.08                131.40
            4/7/95                7.12                105.00
           3/31/95                7.15                113.00
           3/24/95                7.16                109.80
           3/17/95                7.11                106.00
           3/10/95                7.35                 94.40
            3/3/95                7.27                 95.60
           2/24/95                7.36                103.10
           2/17/95                7.48                 88.80
           2/10/95                7.56                 93.60
            2/3/95                7.62                111.60
           1/27/95                7.78                 82.40
           1/20/95                7.74                 83.30
           1/13/95                7.80                 74.40
            1/6/95                7.86                 81.00
          12/30/94                7.81                 80.30
          12/23/94                7.82                 59.00
          12/16/94                7.82                 72.50
           12/9/94                7.79                 77.90
           12/2/94                7.89                 81.20
          11/25/94                7.91                 69.90
          11/18/94                7.97                124.40
          11/11/94                8.00                106.30
           11/4/94                7.94                109.50
          10/28/94                7.86                104.50
          10/21/94                7.71                117.40
          10/14/94                7.65                105.60
           10/7/94                7.72                118.60
           9/30/94                7.60                113.20
           9/23/94                7.54                105.90
           9/16/94                7.44                108.30
            9/9/94                7.33                110.50
            9/2/94                7.21                118.50
           8/26/94                7.27                114.70
           8/19/94                7.24                134.40
           8/12/94                7.31                130.90
            8/5/94                7.15                135.00
           7/29/94                7.26                120.00
           7/22/94                7.23                116.80
           7/15/94                7.36                112.60
            7/8/94                7.34                112.50
            7/1/94                7.27                137.20
           6/24/94                7.17                133.60
           6/17/94                7.08                153.30
           6/10/94                6.97                139.80
            6/3/94                7.09                134.40
           5/27/94                7.14                153.90
           5/20/94                7.06                175.50
           5/13/94                7.37                176.40
            5/6/94                7.16                177.70
           4/29/94                6.96                207.80
           4/22/94                7.03                257.60
           4/15/94                6.93                234.20
            4/8/94                6.97                263.60
            4/1/94                6.72                429.80
           3/25/94                6.52                481.20
           3/18/94                6.45                446.70
           3/11/94                6.40                544.10
            3/4/94                6.29                655.50
           2/25/94                6.15                834.10
           2/18/94                5.95                734.50
           2/11/94                5.94                928.10
            2/4/94                5.80               1138.50
           1/28/94                5.74                746.70
           1/21/94                5.74                638.20
           1/14/94                5.69                738.20
            1/7/94                5.85                675.80
          12/31/93                5.77                744.00
          12/24/93                5.79                518.90
          12/17/93                5.82                570.30
          12/10/93                5.71                719.90
           12/3/93                5.80                745.00
          11/26/93                5.83                807.50
          11/19/93                5.71               1058.50
          11/12/93                5.68               1174.00
           11/5/93                5.66               1246.00
          10/29/93                5.44               1344.20
          10/22/93                5.31               1408.80
          10/15/93                5.24               1545.30
           10/8/93                5.33               1489.10
           10/1/93                5.33               1641.60
           9/24/93                5.44               1657.10
           9/17/93                5.35               1795.80
           9/10/93                5.28               1837.90
            9/3/93                5.41               1574.40
           8/27/93                5.51               1369.20
           8/20/93                5.66               1174.20
           8/13/93                5.78               1142.60
            8/6/93                5.85               1151.80
           7/30/93                5.88               1200.50
           7/23/93                5.83               1370.50
           7/16/93                5.74               1141.00
            7/9/93                5.79               1147.90
            7/2/93                5.79                922.80
           6/25/93                5.89                776.60
           6/18/93                5.96                835.30
           6/11/93                6.06                782.00
            6/4/93                6.07                791.90
           5/28/93                6.14                775.70
           5/21/93                6.12                895.70
           5/14/93                5.96                994.00
            5/7/93                5.92                973.40
           4/30/93                6.01               1107.50
           4/23/93                5.87               1134.50
           4/16/93                5.90               1161.00
            4/9/93                6.06               1270.30
            4/2/93                6.07               1164.20
           3/26/93                5.98               1291.00
           3/19/93                6.03               1385.40
           3/12/93                5.96               1604.20
            3/5/93                5.90               1348.00
           2/26/93                6.02               1215.20
           2/19/93                6.24               1060.10
           2/12/93                6.38                830.40
            2/5/93                6.40                583.00
           1/29/93                6.46                566.60
           1/22/93                6.59                470.20
           1/15/93                6.68                422.90
            1/8/93                6.67                378.90
            1/1/93                6.70                788.00
          12/25/92                6.68                397.50
          12/18/92                6.79                281.80
          12/11/92                6.77                338.50
           12/4/92                6.91                356.20
          11/27/92                6.86                340.20
          11/20/92                6.84                404.30
          11/13/92                6.88                449.20
           11/6/92                6.90                642.30
          10/30/92                6.78                793.00
          10/23/92                6.78                787.10
          10/16/92                6.54                802.20
           10/9/92                6.39                945.90
           10/2/92                6.32                972.30
           9/25/92                6.47               1062.80
           9/18/92                6.39               1091.90
           9/11/92                6.32               1148.40
            9/4/92                6.53               1003.50
           8/28/92                6.67               1086.00
           8/21/92                6.50               1037.80
           8/14/92                6.52               1053.70
            8/7/92                6.65                941.10
           7/31/92                6.67               1149.60
           7/24/92                6.82               1313.20
           7/17/92                6.92               1254.70
           7/10/92                6.90               1017.80
            7/3/92                7.07                501.10
           6/26/92                7.20                361.60
           6/19/92                7.24                410.90
           6/12/92                7.32                364.40
            6/5/92                7.35                343.40
           5/29/92                7.40                339.10
           5/22/92                7.29                372.40
           5/15/92                7.34                351.40
            5/8/92                7.50                283.30
            5/1/92                7.59                285.70
           4/24/92                7.58                308.20
           4/17/92                7.38                353.90
           4/10/92                7.40                357.20
            4/3/92                7.49                398.40
           3/27/92                7.56                370.30
           3/20/92                7.63                402.70
           3/13/92                7.54                491.40
            3/6/92                7.45                627.00
           2/28/92                7.37                710.30
           2/21/92                7.44                826.80
           2/14/92                7.31                685.90
            2/7/92                7.25                900.90
           1/31/92                7.25               1045.50
           1/24/92                7.14               1373.00
           1/17/92                7.04               1752.00
           1/10/92                6.80               1494.40
            1/3/92                6.78               1381.30
          12/27/91                6.86                881.20
          12/20/91                7.13                632.60
          12/13/91                7.21                761.60
           12/6/91                7.25                676.60
          11/29/91                7.42                725.00
          11/22/91                7.38                924.90
          11/15/91                7.37                808.70
           11/8/91                7.48                567.10
           11/1/91                7.52                551.80
          10/25/91                7.66                618.70
          10/18/91                7.50                601.30
          10/11/91                7.48                506.30
           10/4/91                7.45                511.80
           9/27/91                7.55                439.40
           9/20/91                7.61                400.60
           9/13/91                7.71                321.10
            9/6/91                7.80                272.90
           8/30/91                7.84                289.20
           8/23/91                7.82                335.10
           8/16/91                7.87                232.10
            8/9/91                7.98                189.80
            8/2/91                8.17                147.00
           7/26/91                8.25                137.10
           7/19/91                8.28                188.30
           7/12/91                8.32                141.80
            7/5/91                8.28                148.60
           6/28/91                8.31                146.80
           6/21/91                8.31                163.00
           6/14/91                8.31                177.10
            6/7/91                8.20                186.80
           5/31/91                8.06                211.80
           5/24/91                8.08                173.40
           5/17/91                8.11                202.50
           5/10/91                8.06                207.30
            5/3/91                8.02                175.00
           4/26/91                8.09                187.40
           4/19/91                8.00                194.70
           4/12/91                8.04                272.80
            4/5/91                8.03                290.20
           3/29/91                8.10                270.00
           3/22/91                8.18                322.00
           3/15/91                8.06                403.30
            3/8/91                8.10                407.30
            3/1/91                8.00                363.70
           2/22/91                7.86                401.90
           2/15/91                7.78                230.50
            2/8/91                7.82                208.90
            2/1/91                8.02                168.90
           1/25/91                8.04                171.10
           1/18/91                8.15                192.60
           1/11/91                8.18                244.80
            1/4/91                8.00                233.80
          12/28/90                8.15                152.70
          12/21/90                8.03                152.90
          12/14/90                7.97                161.10
           12/7/90                8.16                130.90
          11/30/90                8.29                106.10
          11/23/90                8.30                 93.60
          11/16/90                8.35                 95.20
           11/9/90                8.53                 83.70
           11/2/90                8.64                 79.80
          10/26/90                8.64                 76.30
          10/19/90                8.74                 69.10
          10/12/90                8.87                 88.80
           10/5/90                8.69                 88.70
           9/28/90                8.96                 86.90
           9/21/90                8.92                 70.60
           9/14/90                8.84                 85.80
            9/7/90                8.85                 74.80
           8/31/90                8.88                 90.90
           8/24/90                8.92                102.80
           8/17/90                8.71                104.20
           8/10/90                8.72                168.70
            8/3/90                8.37                141.60
           7/27/90                8.48                 93.40
           7/20/90                8.47                 96.20
           7/13/90                8.53                 80.30
            7/6/90                8.44                 85.30
           6/29/90                8.51                 72.00
           6/22/90                8.52                 69.90
           6/15/90                8.44                 87.90
            6/8/90                8.46                 86.90
            6/1/90                8.58                 83.10
           5/25/90                8.66                 72.90
           5/18/90                8.68                 75.70
           5/11/90                8.81                 78.70
            5/4/90                9.02                 68.80
           4/27/90                9.02                 78.70
           4/20/90                8.83                 81.00
           4/13/90                8.62                 95.40
            4/6/90                8.59                 92.40
           3/30/90                8.56                102.70
           3/23/90                8.55                 90.10
           3/16/90                8.65                100.00
            3/9/90                8.61                105.10
            3/2/90                8.50                 80.40
           2/23/90                8.58                121.10
           2/16/90                8.39                 82.20
            2/9/90                8.48                106.10
            2/2/90                8.47                110.70
           1/26/90                8.36                128.10
           1/19/90                8.24                168.30
           1/12/90                8.04                168.10
            1/5/90                7.98                158.70

DURATION OF MORTGAGE SECTOR

                           DURATION (YEARS)
                           ----------------
          Jan-85                 5.74
          Feb-85                 5.52
          Mar-85                 5.54
          Apr-85                 5.50
          May-85                 5.59
          Jun-85                 5.42
          Jul-85                 5.24
          Aug-85                 5.15
          Sep-85                 4.95
          Oct-85                 4.83
          Nov-85                 4.79
          Dec-85                 4.99
          Jan-86                 5.06
          Feb-86                 5.23
          Mar-86                 5.13
          Apr-86                 4.77
          May-86                 3.87
          Jun-86                 3.59
          Jul-86                 3.41
          Aug-86                 3.52
          Sep-86                 3.51
          Oct-86                 3.68
          Nov-86                 4.17
          Dec-86                 4.20
          Jan-87                 4.45
          Feb-87                 4.59
          Mar-87                 4.63
          Apr-87                 4.47
          May-87                 4.21
          Jun-87                 4.26
          Jul-87                 4.24
          Aug-87                 4.65
          Sep-87                 4.80
          Oct-87                 5.12
          Nov-87                 5.35
          Dec-87                 5.51
          Jan-88                 5.77
          Feb-88                 5.84
          Mar-88                 5.79
          Apr-88                 5.27
          May-88                 4.93
          Jun-88                 4.81
          Jul-88                 4.88
          Aug-88                 4.79
          Sep-88                 4.94
          Oct-88                 5.04
          Nov-88                 5.03
          Dec-88                 5.11
          Jan-89                 4.52
          Feb-89                 4.65
          Mar-89                 4.81
          Apr-89                 4.72
          May-89                 4.60
          Jun-89                 4.38
          Jul-89                 4.19
          Aug-89                 4.35
          Sep-89                 4.28
          Oct-89                 4.07
          Nov-89                 4.03
          Dec-89                 4.11
          Jan-90                 4.32
          Feb-90                 4.44
          Mar-90                 4.54
          Apr-90                 4.72
          May-90                 4.54
          Jun-90                 4.37
          Jul-90                 4.23
          Aug-90                 4.50
          Sep-90                 4.50
          Oct-90                 4.43
          Nov-90                 4.12
          Dec-90                 4.04
          Jan-91                 3.96
          Feb-91                 4.00
          Mar-91                 4.05
          Apr-91                 4.07
          May-91                 4.12
          Jun-91                 4.26
          Jul-91                 4.36
          Aug-91                 4.11
          Sep-91                 3.78
          Oct-91                 3.75
          Nov-91                 3.78
          Dec-91                 2.41
          Jan-92                 3.58
          Feb-92                 3.47
          Mar-92                 3.98
          Apr-92                 4.05
          May-92                 3.53
          Jun-92                 3.40
          Jul-92                 3.05
          Aug-92                 2.77
          Sep-92                 2.78
          Oct-92                 3.57
          Nov-92                 3.68
          Dec-92                 3.44
          Jan-93                 3.01
          Feb-93                 2.56
          Mar-93                 2.56
          Apr-93                 2.66
          May-93                 2.76
          Jun-93                 2.32
          Jul-93                 2.47
          Aug-93                 2.16
          Sep-93                 2.33
          Oct-93                 2.80
          Nov-93                 3.43
          Dec-93                 3.47
          Jan-94                 3.35
          Feb-94                 3.47
          Mar-94                 4.35
          Apr-94                 4.74
          May-94                 4.83
          Jun-94                 4.74
          Jul-94                 4.60
          Aug-94                 4.10
          Sep-94                 4.35
          Oct-94                 4.43
          Nov-94                 4.45
          Dec-94                 4.40
          Jan-95                 4.24
          Feb-95                 4.50
          Mar-95                 4.46
          Apr-95                 4.28
          May-95                 3.50
          Jun-95                 3.47
          Jul-95                 3.60
          Aug-95                 3.48
          Sep-95                 3.32
          Oct-95                 3.20
          Nov-95                 2.91
          Dec-95                 2.57
          Jan-96                 2.63
          Feb-96                 3.48
          Mar-96                 3.86
          Apr-96                 4.19
          May-96                 4.36
          Jun-96                 4.20
          Jul-96                 4.07
          Aug-96                 4.21
          Sep-96                 4.02
          Oct-96                 3.62
          Nov-96                 3.18
          Dec-96                 3.66
          Jan-97                 3.66
          Feb-97                 3.72
          Mar-97                 3.99
          Apr-97                 3.84
          May-97                 3.78
          Jun-97                 3.60
          Jul-97                 2.94
          Aug-97                 3.35
          Sep-97                 3.02
          Oct-97                 2.64
          Nov-97                 2.62
          Dec-97                 2.40
          Jan-98                 2.09
          Feb-98                 2.32
          Mar-98                 2.46
          Apr-98                 2.48
          May-98                 2.35
          Jun-98                 2.27
          Jul-98                 2.43
          Aug-98                 2.06
          Sep-98                 1.37
          Oct-98                 2.23
          Nov-98                 2.21
          Dec-98                 1.95
          Jan-99                 1.86
          Feb-99                 2.82
          Mar-99                 2.94
          Apr-99                 3.04
          May-99                 3.60
          Jun-99                 3.81
          Jul-99                 4.15
          Aug-99                 4.31
          Sep-99                 4.15
          Oct-99                 4.04
          Nov-99                 4.17
          Dec-99                 4.27
          Jan-00                 4.36
          Feb-00                 4.17
          Mar-00                 4.03
          Apr-00                 4.25
          May-00                 4.37
          Jun-00                 4.11
          Jul-00                 4.11
          Aug-00                 3.94
          Sep-00                 3.84
          Oct-00                 3.75
          Nov-00                 3.45
          Dec-00                 3.00
          Jan-01                 2.71
          Feb-01                 2.68
          Mar-01                 2.84
          Apr-01                 3.30
          May-01                 3.40
          Jun-01                 3.56
          Jul-01                 3.05
          Aug-01                 2.90
          Sep-01                 2.62
          Oct-01                 1.46
          Nov-01                 2.60
          Dec-01                 3.10
          Jan-02                 3.16
          Feb-02                 2.90
          Mar-02                 3.51
          Apr-02                 3.03
          May-02                 2.83
          Jun-02                 2.60
          Jul-02                 2.03
          Aug-02                 1.40
          Sep-02                 0.91
          Oct-02                 1.08
          Nov-02                 1.63
          Dec-02                 0.94
          Jan-03                 1.20
          Feb-03                 0.81
          Mar-03                 1.11
          Apr-03                 1.03
          May-03                 0.58
          Jun-03                 1.02
          Jul-03                 3.05
          Aug-03                 3.14
          Sep-03                 2.49
          Oct-03                 3.12
          Nov-03                 3.24
          Dec-03                 2.98

2003 SUMMARY

Dramatic compression of corporate credit spreads and significant roll-down offered by a steep yield curve helped the bond market generate reasonable returns despite an increase in interest rates from historically low levels. Investors saw opportunity in many issues that had been downgraded and/or greatly reduced in value during the credit malaise of the prior year resulting in better overall market liquidity and pronounced outperformance of high yield and BBB-rated bonds. 2003 was a year of recovery, a stark contrast to 2002.

2004 OUTLOOK

Nominal economic growth rates are presently higher than they have been in the last couple of years and we believe the Fed will begin to raise short-term rates sometime during 2004 resulting in a flatter yield curve, but do not anticipate a sharp rise in rates as inflation is still modest. Roll-down should continue to work in bondholders' favor this year. With credit spreads now tight by historical standards, security selection will be a more important component of performance than general sector exposure in 2004. With the majority of the mortgage market refinanced at very low mortgage rates, we believe mortgage investors should beware of extension risk. We remain committed to our risk-controlled approach to fixed income management and see opportunities to add relative value in 2004.

Except for historical information contained in this annual report for the Baird Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the advisor's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with that Fund.

BAIRD INTERMEDIATE BOND FUND
DECEMBER 31, 2003

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rated debt including government and corporate securities with maturities between one and ten years.

The Baird Intermediate Bond Fund generated strong relative returns in 2003. The strong relative performance came primarily from three sources: 1) exposure to corporate bonds whose yield spreads tightened dramatically; 2) continued recovery of issues that experienced significant declines in value during the prior year; and 3) strategic holdings in the 4 and 7-year sector of the yield curve which generated superior roll-down (as bonds rolled down the steep curve to lower yields over the course of the year, they experienced a corresponding upward movement in price). The Fund maintained its duration neutral strategy, holding a broadly diversified portfolio of over 180 securities at year-end. Exposure to asset-backed securities, an over-weight in the finance sector and an under-weighting of U.S. Treasuries versus the Fund's benchmark all contributed positively to the Fund's performance in 2003.

The Fund ended 2003 with a yield advantage versus its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index. This yield advantage, combined with what we believe is the potential for continued price recovery of certain Fund holdings and the opportunity to achieve significant roll-down, enhance the Fund's prospects of continuing to add value over its benchmark in the coming year. A December 31, 2003 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    U.S. Treasury                        15%
                    U.S. Gov't Agency                    24%
                    Aaa                                  16%
                    Aa                                    5%
                    A\                                   18%
                    Baa                                  18%
                    Below Baa                             4%

                               SECTOR WEIGHTINGS

                    U.S. Treasury                        15%
                    U.S. Gov't Agency                    19%
                    Mortgage/CMOs                         5%
                    Int'l                                 3%
                    Asset-Backed                         11%
                    Industrials                          16%
                    Utility                               5%
                    Finance/Bank/Broker                  21%
                    Cash                                  4%
                    Municipal                             1%

NET ASSETS:            $151,158,503     PORTFOLIO EXPENSE RATIO:
SEC 30-DAY YIELD:*<F1>                  Institutional Class:         0.30%
Institutional Class:          4.19%     Investor Class:              0.55%**<F2>
Investor Class:               3.83%     PORTFOLIO TURNOVER RATIO:    64.4%
AVERAGE DURATION:        3.76 years     TOTAL NUMBER OF HOLDINGS:     189
AVERAGE MATURITY:        5.51 years

 *<F1> SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2003.
**<F2>  Includes 0.25% 12b-1 fee.

               BAIRD INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

              Baird Intermediate Bond Fund -      Lehman Brothers Intermediate
                Institutional Class Shares        Government/Credit Bond Index
                --------------------------        ----------------------------
   9/29/00              $250,000.00                        $250,000.00
  12/31/00              $266,575.00                        $259,250.00
   3/31/01              $275,531.92                        $268,035.98
   6/30/01              $277,130.01                        $269,837.18
   9/30/01              $287,383.82                        $282,255.09
  12/31/01              $284,395.02                        $282,489.36
   3/31/02              $284,366.58                        $281,867.89
   6/30/02              $293,466.31                        $291,902.38
   9/30/02              $303,737.64                        $305,125.56
  12/31/02              $307,190.00                        $310,275.00
   3/31/03              $311,644.26                        $314,960.15
   6/30/03              $323,019.27                        $323,527.07
   9/30/03              $323,697.61                        $323,462.36
  12/31/03              $325,283.73                        $323,656.44

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                 BAIRD INTERMEDIATE BOND FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

              Baird Intermediate Bond Fund -      Lehman Brothers Intermediate
                  Investor Class Shares           Government/Credit Bond Index
                --------------------------        ----------------------------
   9/29/00               $10,000.00                         $10,000.00
  12/31/00               $10,668.00                         $10,370.00
   3/31/01               $11,024.31                         $10,721.44
   6/30/01               $11,075.02                         $10,793.49
   9/30/01               $11,483.69                         $11,290.20
  12/31/01               $11,352.78                         $11,299.57
   3/31/02               $11,339.15                         $11,274.72
   6/30/02               $11,709.94                         $11,676.10
   9/30/02               $12,105.74                         $12,205.02
  12/31/02               $12,232.00                         $12,412.00
   3/31/03               $12,413.03                         $12,599.42
   6/30/03               $12,846.25                         $12,942.13
   9/30/03               $12,864.00                         $12,939.54
  12/31/03               $12,917.00                         $12,947.30

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

For the Period Ended December 31, 2003                                      ONE YEAR     SINCE INCEPTION(1)<F3>
--------------------------------------                                      --------     ----------------------
Baird Intermediate Bond Fund - Institutional Class Shares                    5.89%               8.43%
Baird Intermediate Bond Fund - Investor Class Shares                         5.61%               8.18%
Lehman Brothers Intermediate Government/Credit Bond Index(2)<F4>             4.31%               8.27%

(1)<F3> For the period September 29, 2000 (commencement of operations) to December 31, 2003.
(2)<F4> The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2003

 Principal
   Amount                                                             Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 95.2%

ASSET-BACKED SECURITIES - 11.0%
$   181,995    AAMES Mortgage Trust,
               Series 1998-C, Class A6F,
               6.13%, 09-15-2028                                  $    185,661
    150,987    AFC Home Equity
               Loan Trust,
               Series 1997-2, Class 1A5,
               6.97%, 06-25-2027                                       157,074
    530,635    Amresco Residential
               Securities Mortgage Loan,
               Series 1998-1, Class A6,
               6.51%, 08-25-2027                                       553,750
     80,695    BankAmerica Manufactured
               Housing Contract,
               Series 1997-1, Class A7,
               6.58%, 10-10-2019                                        81,817
  1,094,518    Banc One Home
               Equity Trust,
               Series 1999-2, Class A7,
               7.18%, 06-25-2029                                     1,170,944
    750,000    Chemical Master
               Credit Card Trust,
               Series 1996-3, Class A,
               7.09%, 02-15-2009                                       820,401
    165,000    CitiFinancial Mortgage
               Securities, Inc.,
               Series 2003-2, Class AF2,
               2.13%, 05-25-2033                                       162,101
               Contimortgage Home
               Equity Loan Trust:
    580,593    Series 1999-1, Class A7,
               6.47%, 12-25-2013                                       602,691
  1,000,000    Series 1998-2, Class A7,
               6.57%, 03-15-2023                                     1,017,760
  1,000,000    Series 1998-3, Class A17,
               6.22%, 10-15-2029                                     1,038,503
               Delta Funding Home
               Equity Loan Trust:
    724,386    Series 1997-2, Class A6,
               7.04%, 06-25-2027                                       733,643
    417,839    Series 1999-1, Class A6F,
               6.34%, 12-15-2028                                       436,220
    474,556    Series 1999-2, Class A7F,
               7.03%, 08-15-2030                                       504,409
  1,000,000    Deutsche Alt-A
               Securities, Inc.,
               Series 2003-2XS, Class A2,
               3.03%, 09-25-2033                                       993,749
    720,000    EQCC Home Equity
               Loan Trust,
               Series 1997-3, Class A9,
               6.57%, 02-15-2029                                       724,323
     82,900    Equivantage Home
               Equity Loan Trust,
               Series 1996-3, Class A3,
               7.70%, 09-25-2027                                        82,823
               Green Tree Financial
               Corporation:
    310,112    Series 1998-6, Class A5,
               6.06%, 04-01-2018                                       314,258
    442,799    Series 1999-3, Class A5,
               6.16%, 02-01-2031                                       454,666
         20    Green Tree Home
               Equity Loan Trust,
               Series 1999-A, Class A5,
               6.13%, 02-15-2019                                            20
               IMC Home Equity
               Loan Trust:
    157,342    Series 1997-7, Class A8,
               6.65%, 02-20-2029                                       162,596
    409,221    Series 1998-1, Class A6,
               6.52%, 06-20-2029                                       429,293
  2,500,000    MBNA Credit Card
               Master Note Trust,
               Series 2003-A3, Class A3,
               1.24%, 08-16-2010                                     2,504,205
    586,572    Mortgage Lenders Network
               Home Equity Loan Trust,
               Series 1998-2, Class A1,
               6.61%, 07-25-2029                                       620,573
    630,497    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11-15-2017                                       611,076
  1,000,000    Residential Asset Mortgage
               Products, Inc.,
               Series 2003-RS6, Class AI3,
               3.08%, 12-25-2028                                       993,423
               Residential Asset
               Securities Corporation:
    700,000    Series 2003-KS7, Class AI3,
               3.37%, 11-25-2028                                       704,452
    277,695    Series 1998-KS2, Class AI9,
               6.42%, 07-25-2029                                       283,927
    327,583    Salomon Brothers
               Mortgage Securities VII,
               Series 1997-LB6, Class A6,
               6.82%, 12-25-2027                                       335,509
                                                                  ------------
                                                                    16,679,867
                                                                  ------------

FINANCIAL - 20.5%
    500,000    ABN-AMRO Bank
               Subordinated Notes,
               8.25%, 08-01-2009                                       516,372
    325,000    Aetna, Inc.,
               7.13%, 08-15-2006                                       361,066
  1,150,000    Allfirst Financial
               Subordinated Notes,
               7.20%, 07-01-2007                                     1,282,167
     50,000    American General Finance,
               8.45%, 10-15-2009                                        60,749
    630,000    Amsouth Bancorp
               Subordinated Debentures,
               6.75%, 11-01-2025                                       692,540
    120,000    Amsouth Bank NA
               Subordinated Notes,
               6.45%, 02-01-2008                                       131,526
    810,000    Anthem, Inc.,
               6.80%, 08-01-2012                                       914,878
    225,000    Auburn Hills Trust
               Debentures,
               12.38%, 05-01-2020                                      324,184
     75,000    Bank of America
               Corporation Subordinated
               Notes,
               10.20%, 07-15-2015                                      104,691
    225,000    Bank of Boston Corporation
               Subordinated Notes,
               6.63%, 02-01-2004                                       225,846
    350,000    Bank of Oklahoma
               Subordinated Notes,
               7.13%, 08-15-2007                                       396,327
    750,000    Bank One Corporation
               Subordinated Notes,
               10.00%, 08-15-2010                                      978,458
  1,086,000    Comerica, Inc.
               Subordinated Notes,
               7.25%, 08-01-2007                                     1,225,828
    800,000    Compass Bank
               Subordinated Notes,
               8.10%, 08-15-2009                                       958,072
               Countrywide Home Loan:
    200,000    5.50%, 08-01-2006                                       213,632
  1,000,000    5.50%, 02-01-2007                                     1,071,495
    900,000    Credit Suisse Finance
               Broker USA, Inc. Notes,
               6.13%, 11-15-2011                                       979,859
    175,000    Dime Capital Trust,
               9.33%, 05-06-2027                                       213,770
    275,000    First Bank National
               Subordinated Notes,
               8.35%, 11-01-2004                                       288,595
    500,000    First National Bank Chicago
               Pass Thru Certificates,
               8.08%, 01-05-2018                                       602,050
    100,000    First National Bank Omaha
               Subordinated Notes,
               7.32%, 12-01-2010                                       106,158
    775,000    FMR Corp.,
               4.75%, 03-01-2013,
               (Acquired 02-26-03;
               Cost $777,216)*<F5>                                     761,699
    623,000    Ford Capital BV Debentures,
               9.50%, 06-01-2010                                       709,265
    300,000    Ford Motor Credit
               Company Notes,
               9.03%, 12-30-2009                                       310,838
    500,000    General Electric Capital
               Corporation Notes,
               6.00%, 06-15-2012                                       542,227
    200,000    Goldman Sachs Group,
               Inc. Notes,
               6.60%, 01-15-2012                                       223,506
    150,000    Hartford Financial Services
               Group Senior Notes,
               7.75%, 06-15-2005                                       162,493
    500,000    Health Care Services
               Corporation Notes,
               7.75%, 06-15-2011
               (Acquired 06-20-01;
               Cost $497,765)*<F5>                                     585,277
  1,200,000    Household Finance
               Corp. Senior
               Unsubordinated Notes,
               6.40%, 06-17-2008                                     1,330,453
    400,000    ING Groep NV Notes,
               8.50%, 02-15-2005                                       423,439
    500,000    J.P. Morgan Chase &
               Company Subordinated Notes,
               6.63%, 03-15-2012                                       558,556
               Keycorp Subordinated Notes:
    750,000    8.00%, 07-01-2004                                       773,369
    300,000    6.75%, 03-15-2006                                       327,603
    700,000    Lehman Brothers
               Holdings, Inc. Notes,
               8.50%, 05-01-2007                                       818,171
    175,000    Lehman Brothers, Inc. Senior
               Subordinated Debentures,
               11.63%, 05-15-2005                                      196,942
    600,000    MBNA Corp.,
               6.13%, 03-01-2013                                       644,260
  1,000,000    Morgan Stanley Dean
               Witter Debentures,
               10.00%, 06-15-2008                                    1,244,205
    196,000    National City Bank
               of Kentucky,
               6.30%, 02-15-2011                                       217,771
               National Rural Utilities:
    325,000    3.88%, 02-15-2008                                       329,088
    925,000    5.75%, 08-28-2009                                     1,002,284
    500,000    Nationwide Life Global
               Fund Notes,
               5.35%, 02-15-2007
               (Acquired 02-08-02;
               Cost $499,520)*<F5>                                     538,272
    894,000    PNC Funding Corporation,
               7.50%, 11-01-2009                                     1,048,438
    700,000    Protective Life US
               Funding Notes,
               5.88%, 08-15-2006,
               (Acquired 08-06-01;
               Cost $699,160)*<F5>                                     760,714
               Santander
               Financial Issuances:
    325,000    7.00%, 04-01-2006                                       355,217
    500,000    6.38%, 02-15-2011                                       554,500
    350,000    Sanwa Bank Ltd. NY
               Subordinated Notes,
               7.40%, 06-15-2011                                       401,068
  1,160,000    Transamerica Finance
               Corporation Debentures,^<F7>
               0.00%, 03-01-2010                                       814,421
    350,000    UFJ Finance Aruba AEC,
               6.75%, 07-15-2013                                       373,275
               Union Planters Corporation
               Subordinated Notes:
    645,000    6.50%, 03-15-2008,
               (Acquired 05-08-02,
               02-12-03, and 05-08-03;
               Cost $698,457)*<F5>                                     695,642
    300,000    7.75%, 03-01-2011                                       353,909
    395,000    USF&G Corporation
               Senior Notes,
               7.13%, 06-01-2005                                       421,082
  1,200,000    Wachovia Corporation
               Subordinated Notes,
               8.00%, 08-15-2009                                     1,241,646
    500,000    Washington Mutual
               Bank FA Notes,
               6.88%, 06-15-2011                                       566,987
                                                                  ------------
                                                                    30,934,880
                                                                  ------------

INDUSTRIAL - 16.4%
    237,485    America West Airlines
               Pass Thru Certificates,
               8.54%, 01-02-2006                                       206,844
    500,000    AMVESCAP PLC,
               5.38%, 02-27-2013                                       486,551
    300,000    AOL Time Warner, Inc.,
               6.88%, 05-01-2012                                       337,592
    400,000    British Telecom
               PLC Notes,
               8.13%, 12-15-2010                                       486,750
    300,000    Coca-Cola Enterprises,
               4.38%, 09-15-2009                                       308,115
               Continental Airlines, Inc.
               Pass Thru Certificates:
  1,000,000    7.43%, 09-15-2004                                       980,696
     93,311    7.42%, 04-01-2007                                        89,314
    419,583    6.54%, 09-15-2008                                       394,158
    300,000    Continental Cablevision
               Debentures,
               9.50%, 08-01-2013                                       346,532
    700,000    Cooper Industries
               Ltd. Notes,
               5.25%, 07-01-2007                                       748,421
    500,000    CSX Corporation
               Debentures,
               9.00%, 08-15-2006                                       576,421
    350,000    Delta Air Lines Pass
               Thru Certificates,
               7.78%, 11-18-2005                                       321,972
    350,000    Deutsche Telekom
               International Finance Bonds,
               8.50%, 06-15-2010                                       423,191
    300,000    Dollar General
               Corporation,
               8.63%, 06-15-2010                                       337,125
    500,000    Fiserv, Inc.,
               4.00%, 04-15-2008                                       497,645
    300,000    Ford Motor Company
               Debentures,
               9.22%, 09-15-2021                                       339,366
    675,000    Ford Motor Credit
               Company Notes,
               5.63%, 10-01-2008                                       692,950
    500,000    General Electric Company,
               5.00%, 02-01-2013                                       505,668
    800,000    General Motors Accept
               Corporation Notes,
               6.88%, 09-15-2011                                       861,702
    500,000    General Motors Nova
               Financing,
               6.85%, 10-15-2008,                                      534,981
    300,000    Georgia-Pacific Debentures,
               9.88%, 11-01-2021                                       313,500
    425,000    Halliburton Company,
               5.63%, 12-01-2008                                       449,443
    650,000    Hanson Australia Funding,
               5.25%, 03-15-2013                                       647,000
    400,000    Highmark, Inc. Notes,
               6.80%, 08-15-2013,
               (Acquired 08-14-03;
               Cost $399,088)*<F5>                                     434,573
    750,000    Hutchison Whamp
               International Ltd.,
               6.25%, 01-24-2014,
               (Acquired 11-19-03;
               Cost $749,228)*<F5>                                     761,537
  1,000,000    Ingersoll-Rand
               Company Debentures,
               6.39%, 11-15-2027                                     1,116,860
    300,000    International Lease Finance
               Corporation Notes,
               5.70%, 07-03-2006                                       320,113
    314,000    ITT Corporation
               Debentures,
               9.75%, 02-15-2021                                       325,373
  1,202,000    Jones Intercable, Inc.
               Senior Notes,
               8.88%, 04-01-2007                                     1,246,074
    650,000    Laboratory Corporation
               of America,
               5.50%, 02-01-2013                                       671,048
               Marathon Oil Corporation:
    500,000    5.38%, 06-01-2007                                       535,114
    350,000    6.00%, 07-01-2012                                       377,346
    475,000    Masco Corporation Notes,
               5.88%, 07-15-2012                                       505,303
    500,195    Northwest Airlines, Inc.
               Pass Thru Certificates,
               7.25%, 01-02-2012                                       369,919
    375,000    Park Place Entertainment
               Senior Notes,
               7.50%, 09-01-2009                                       412,500
    700,000    PCCW Capital II Ltd,
               6.00%, 07-15-2013,
               (Acquired 07-10-03;
               Cost $696,731)*<F5>                                     714,587
               Qwest Capital Funding:
    350,000    7.00%, 08-03-2009                                       347,375
    100,000    7.25%, 02-15-2011                                        98,500
    650,000    Sealed Air Corp.,
               5.38%, 04-15-2008,
               (Acquired 04-09-03;
               Cost $646,490)*<F5>                                     686,328
    265,616    Southwest Airlines Co.
               Pass Thru Certificates,
               7.67%, 01-02-2014                                       306,972
    500,000    Sprint Capital Corporation,
               6.00%, 01-15-2007                                       534,024
    175,000    Time Warner, Inc.
               Debentures,
               9.13%, 01-15-2013                                       222,333
    700,000    Tyco International
               Group SA Notes,
               6.38%, 02-15-2006                                       745,500
    650,000    Tyco International
               Group SA Senior Notes,
               6.00%, 11-15-2013,
               (Acquired 11-06-03;
               Cost $647,199)*<F5>                                     669,500
    306,987    Union PacificCorp
               Pass Thru Certificates,
               8.66%, 07-02-2011                                       346,336
               United Air Lines
               Pass Thru Certificates:
    245,275    7.76%, 10-01-2005                                        35,410
    400,000    6.20%, 09-01-2008                                       349,635
    300,000    10.02%, 03-22-2014, @<F6>, ^<F7>                         90,444
    600,000    Vectren Utility Holdings,
               6.63%, 12-01-2011                                       662,396
     55,000    Westvaco Corporation,
               8.40%, 06-01-2007                                        63,565
    300,000    Weyerhaeuser Company
               Notes,
               5.95%, 11-01-2008                                       322,465
    500,000    Willamette Industries
               Notes,
               6.60%, 06-05-2012                                       539,613
    300,000    Worldcom, Inc. Notes,@<F6>,^<F7>
               7.38%, 01-15-2049,
               (Acquired 01-05-01;
               Cost $300,787)*<F5>                                     100,500
                                                                  ------------
                                                                    24,797,180
                                                                  ------------

UTILITIES - 5.2%
    300,000    Baltimore Gas & Electric
               Senior Notes,
               5.25%, 12-15-2006                                       318,948
    450,000    Conectiv, Inc. Notes,
               6.73%, 06-01-2006                                       459,423
    300,000    Edison Mission Senior Notes,
               9.88%, 04-15-2011                                       312,000
    300,000    Exelon Corporation
               Senior Notes,
               6.75%, 05-01-2011                                       335,074
    450,000    Gemstone Investors, Ltd.,
               7.71%, 10-31-2004,
               (Acquired 10-25-01;
               Cost $450,000)*<F5>                                     454,500
    400,000    Gulf States Utilities
               1st Mortgage,
               6.77%, 08-01-2005                                       423,370
    300,000    Korea Electric
               Power Debentures,
               6.75%, 08-01-2027                                       307,960
    650,000    Nisource Finance
               Corporation,
               7.63%, 11-15-2005                                       710,123
    300,000    NRG Energy, Inc. Bonds,@<F6>,^<F7>
               8.00%, 11-01-2003                                       171,000
    400,000    NRG Energy, Inc.
               Senior Notes,@<F6>,^<F7>
               7.50%, 06-15-2007                                       226,000
    725,000    Oneok, Inc. Senior Notes,
               7.13%, 04-15-2011                                       784,454
    300,000    PPL Energy Supply, LLC
               Senior Notes,
               6.40%, 11-01-2011                                       327,632
    175,000    PSEG Energy Holdings
               Senior Notes,
               8.50%, 06-15-2011                                       194,031
    275,000    PSEG Power Senior Notes,
               7.75%, 04-15-2011                                       323,682
    843,143    RGS (I&M) Funding Corp.,
               9.82%, 12-07-2022                                     1,084,375
    159,958    System Energy Resources,
               7.43%, 01-15-2011                                       164,750
    350,000    Tristate Gen & Trans
               Assn Bonds,
               6.04%, 01-31-2018                                       359,534
    125,000    Utilicorp United, Inc.
               Senior Notes,
               7.00%, 07-15-2004                                       125,000
    600,000    Williams Companies,
               Inc. Notes,
               8.13%, 03-15-2012                                       666,000
    325,000    Yosemite Security
               Trust I Bonds,@<F6>,^<F7>
               8.25%, 11-15-2004
               (Acquired 04-26-01;
               Cost $329,131)*<F5>                                      96,688
                                                                  ------------
                                                                     7,844,544
                                                                  ------------

MORTGAGE-BACKED SECURITIES - 5.4%
    163,011    Federal Gold Loan
               Mortgage Corporation
               (FGLMC),
               6.00%, 07-01-2028                                       168,832
               Federal Home Loan
               Mortgage Corporation
               (FHLMC):
    436,722    Series 2418, Class MC,
               6.00%, 09-15-2019                                       442,117
     70,090    Series 1094, Class K,
               7.00%, 06-15-2021                                        70,258
     45,429    Series 1101, Class M,
               6.95%, 07-15-2021                                        45,530
    369,653    Series 1136, Class H,
               6.00%, 09-15-2021                                       370,637
     95,342    Series 1280, Class B,
               6.00%, 04-15-2022                                        97,030
    171,429    Series 1395, Class G,
               6.00%, 10-15-2022                                       175,263
  1,636,582    Series 2531, Class N,
               4.00%, 07-15-2027                                     1,651,931
               Federal National
               Mortgage Association
               (FNMA):
  1,000,000    Series 2002-73, Class OC,
               5.00%, 04-25-2014                                     1,028,263
  1,601,829    Series 2002-46, Class D,
               5.00%, 08-25-2016                                     1,646,026
    202,426    Series 1991-137, Class H,
               7.00%, 10-25-2021                                       217,282
    504,469    Series 1992-136, Class H-PK,
               6.00%, 08-25-2022                                       532,497
    296,553    Series 1993-32, Class H,
               6.00%, 03-25-2023                                       306,625
    500,000    Series 2003-25, Class PC,
               4.50%, 02-25-2027                                       499,379
    113,160    Series 1998-66, Class C,
               6.00%, 12-25-2028                                       118,487
               Residential Accredit
               Loans, Inc.:
    134,934    Series 1998-QS2, Class A7,
               7.00%, 02-25-2028                                       134,782
    275,887    Series 1998-QS4, Class AI5,
               7.00%, 03-25-2028                                       276,750
    366,639    Residential Funding
               Mortgage Security I,
               Series 1996-S14,
               Class M1,
               7.50%, 05-25-2026                                       366,231
                                                                  ------------
                                                                     8,147,920
                                                                  ------------

INTERNATIONAL (U.S. $ DENOMINATED) - 2.6%
               Corp. Andina De
               Fomento Notes:
    170,000    8.88%, 06-01-2005                                       186,307
    275,000    7.38%, 01-18-2011                                       311,009
    400,000    Korea Development Bank,
               4.25%, 11-13-2027                                       407,240
    700,000    Landeskreditbank Baden-
               Wuerttemberg,
               6.35%, 04-01-2012                                       771,403
    350,000    National Bank of
               Hungary Debentures,
               8.88%, 11-01-2013                                       450,397
               PEMEX Project Fielding
               Master Trust:
    275,000    6.13%, 08-15-2008                                       288,750
    700,000    9.13%, 10-13-2010                                       831,250
    650,000    Westdeutsche Landesbank
               Subordinated Notes,
               6.05%, 01-15-2009                                       717,480
                                                                  ------------
                                                                     3,963,836
                                                                  ------------

MUNICIPAL BOND - 0.6%
               Tobacco Settlement
               Financing Corporation:
    500,000    Series 2001-A, Class A,
               5.92%, 06-01-2012                                       489,725
    377,021    Series 2001-A, Class A,
               6.36%, 05-15-2025                                       368,794
                                                                  ------------
                                                                       858,519
                                                                  ------------

U.S. GOVERNMENT AGENCY - 18.8%
 24,200,000    Federal Home Loan
               Mortgage Corporation
               (FHLMC),
               6.63%, 09-15-2009                                    27,674,418
    660,767    Soyland Power Cooperative
               U.S. Government Guarantee,
               8.35%, 09-15-2009                                       669,952
                                                                  ------------
                                                                    28,344,370
                                                                  ------------

U.S. TREASURY OBLIGATIONS - 14.7%
               U.S. Treasury Bonds:
    350,000    9.88%, 11-15-2015                                       521,856
  4,300,000    9.25%, 02-15-2016                                     6,172,014
               U.S. Treasury Notes:
 11,475,000    6.13%, 08-15-2007                                    12,842,591
  2,400,000    6.00%, 08-15-2009                                     2,718,469
                                                                  ------------
                                                                    22,254,930
                                                                  ------------
               Total Long-Term
               Investments
               (Cost $140,935,337)                                 143,826,046
                                                                  ------------

   Shares
   ------
SHORT-TERM INVESTMENTS - 4.1%

INVESTMENT COMPANY - 4.0%
  6,200,331    Investment Company
               Cash Reserve Portfolio -
               AIM Fund                                              6,200,331
                                                                  ------------

VARIABLE RATE DEMAND NOTES#<F8> - 0.1%
     18,278    Wisconsin Corporation
               Central Credit
               Union, 0.79%                                             18,278
                                                                  ------------
               Total Short-Term
               Investments
               (Cost $6,218,609)                                     6,218,609
                                                                  ------------
               Total Investments
               (Cost $147,153,946)
               99.3%                                               150,044,655
                                                                  ------------
               Other Assets, less
               Liabilities - 0.7%                                    1,113,848
                                                                  ------------
               TOTAL NET
               ASSETS 100.0%                                      $151,158,503
                                                                  ------------
                                                                  ------------

 *<F5>  Unregistered security
 @<F6>  Security in default
 ^<F7>  Non-income producing security
 #<F8> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2003.

                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
DECEMBER 31, 2003

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The Baird Aggregate Bond Fund generated strong relative returns in 2003. The strong relative performance came primarily from four sources: 1) exposure to corporate bonds whose spreads tightened dramatically; 2) continued recovery of issues that experienced significant declines in value during the prior year; 3) an under-weighting versus the Fund's benchmark of mortgage pass-through securities in favor of better-structured CMOs and asset-backed securities; and
4) strategic holdings in the 7 and 13-year sector of the yield curve which generated superior roll-down (as bonds rolled down the steep curve to lower yields over the course of the year, they experienced a corresponding upward movement in price). The Fund maintained its duration neutral strategy, holding a broadly diversified portfolio of 190 securities at year-end. An over-weight in the finance sector and an under-weighting of U.S. Treasuries versus the Fund's benchmark also contributed positively to the Fund's performance in 2003.

The Fund ended 2003 with a yield advantage versus its benchmark, the Lehman Brothers Aggregate Bond Index. This yield advantage, combined with what we believe is the potential for significant price recovery of certain Fund holdings, enhance the Fund's prospects of adding value over its benchmark in the coming year. A December 31, 2003 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    U.S. Treasury                        14%
                    U.S. Gov't Agency                    33%
                    Aaa                                  21%
                    Aa                                    2%
                    A                                     8%
                    Baa                                  18%
                    Below Baa                             4%

                               SECTOR WEIGHTINGS

                    U.S. Treasury                        14%
                    U.S. Gov't Agency                     9%
                    Mortgage/CMOs                        27%
                    International                         1%
                    Asset-Backed                         13%
                    Industrials                          12%
                    Utility                               6%
                    Finance/Bank/Broker                  11%
                    Cash                                  6%
                    Municipal                             1%

NET ASSETS:           $92,270,378       PORTFOLIO EXPENSE RATIO:
SEC 30-DAY YIELD:*<F9>                  Institutional Class:       0.30%
Institutional Class:        4.80%       Investor Class:            0.55%**<F10>
Investor Class:             4.47%       PORTFOLIO TURNOVER RATIO: 106.7%
AVERAGE DURATION:      4.50 years       TOTAL NUMBER OF HOLDINGS:   190
AVERAGE MATURITY:      7.62 years

  *<F9> SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2003.
**<F10>   Includes 0.25% 12b-1 fee.

                BAIRD AGGREGATE BOND FUND - INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

                   Baird Aggregate Bond Fund -           Lehman Brothers
                   Institutional Class Shares          Aggregate Bond Index
                   --------------------------          --------------------
    9/29/00                $250,000.00                     $250,000.00
   12/31/00                $264,450.00                     $260,525.00
    3/31/01                $272,621.51                     $268,424.12
    6/30/01                $275,102.36                     $269,935.35
    9/30/01                $287,041.80                     $282,409.06
   12/31/01                $286,467.72                     $282,522.02
    3/31/02                $285,894.78                     $282,776.29
    6/30/02                $295,129.19                     $293,210.74
    9/30/02                $305,399.68                     $306,639.79
   12/31/02                $310,255.54                     $311,471.00
    3/31/03                $316,584.75                     $315,800.45
    6/30/03                $328,108.43                     $323,695.46
    9/30/03                $329,355.25                     $323,209.91
   12/31/03                $332,582.93                     $324,244.19

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                   BAIRD AGGREGATE BOND FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

                 Baird Aggregate Bond Fund -           Lehman Brothers
                    Investor Class Shares           Aggregate Bond Index
                    ---------------------           --------------------
    9/29/00               $10,000.00                     $10,000.00
   12/31/00               $10,577.00                     $10,421.00
    3/31/01               $10,902.77                     $10,736.96
    6/30/01               $10,986.72                     $10,797.41
    9/30/01               $11,465.74                     $11,296.36
   12/31/01               $11,421.03                     $11,300.88
    3/31/02               $11,385.62                     $11,311.05
    6/30/02               $11,748.82                     $11,728.43
    9/30/02               $12,157.68                     $12,265.59
   12/31/02               $12,344.00                     $12,458.16
    3/31/03               $12,589.65                     $12,631.33
    6/30/03               $13,032.80                     $12,947.11
    9/30/03               $13,073.20                     $12,927.69
   12/31/03               $13,201.32                     $12,969.06

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

For the Period Ended December 31, 2003                       ONE YEAR    SINCE INCEPTION(1)<F11>
--------------------------------------                       --------    -----------------------
Baird Aggregate Bond Fund - Institutional Class Shares        7.19%               9.16%
Baird Aggregate Bond Fund - Investor Class Shares             6.95%               8.90%
Lehman Brothers Aggregate Bond Index(2)<F12>                  4.10%               8.33%

(1)<F11> For the period September 29, 2000 (commencement of operations) to December 31, 2003.
(2)<F12> The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2003

 Principal
   Amount                                                             Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 94.2%

ASSET-BACKED SECURITIES - 13.5%
 $  224,989    Advanta Mortgage Loan Trust,
               Series 1999-2, Class A6,
               6.82%, 05-25-2029                                   $   237,730
    800,000    American General
               Mortgage Loan Trust,
               Series 2003-1, Class A2,
               2.54%, 04-25-2033                                       798,297
    786,685    Banc One Home
               Equity Trust,
               Series 1999-2, Class A7,
               7.18%, 06-25-2029                                       841,617
    396,123    Conseco Finance,
               Series 2002-C, Class AF3,
               4.58%, 06-15-2032                                       401,127
               Contimortgage Home
               Equity Loan Trust:
    683,050    Series 1999-1, Class A7,
               6.47%, 12-25-2013                                       709,049
     51,351    Series 1997-2, Class A9,
               7.09%, 04-15-2028                                        51,322
     57,020    Series 1997-3, Class A9,
               7.12%, 08-15-2028                                        56,979
    433,773    Series 1999-3, Class A8,
               1.42%, 05-25-2029                                       433,235
               Equivantage Home
               Equity Loan Trust:
     51,813    Series 1996-3, Class A3,
               7.70%, 09-25-2027                                        51,765
    377,472    Series 1997-3, Class A3,
               7.05%, 10-25-2028                                       380,473
               GE Capital Mortgage
               Services, Inc.:
     72,625    Series 1997-HE3, Class A6,
               6.72%, 10-25-2027                                        74,584
    636,730    Series 1999-HE1, Class A7,
               6.27%, 04-25-2029                                       660,031
               Green Tree Financial
               Corporation:
    298,027    Series 1993-3, Class A7,
               6.40%, 10-15-2018                                       310,165
     35,372    Series 1995-4, Class A5,
               6.95%, 06-15-2025                                        36,170
     10,081    Series 1997-1, Class A5,
               6.86%, 03-15-2028                                        10,418
    450,072    Series 1997-6, Class A8,
               7.07%, 01-15-2029                                       468,538
     60,233    IMC Home Equity
               Loan Trust,
               Series 1997-5, Class A10,
               6.88%, 11-20-2028                                        61,871
    413,129    Indymac Home Equity
               Loan Asset Backed Trust,
               Series 1998-A, Class AF6,
               6.18%, 10-25-2029                                       412,522
    320,280    The Money Store Home
               Equity Trust,
               Series 1997-D, Class AF7,
               6.49%, 12-15-2038                                       324,395
    315,248    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11-15-2017                                       305,538
    550,000    PP&L Transition Bond
               Company, LLC,
               Series 1999-1, Class A8,
               7.15%, 06-25-2009                                       631,833
               Residential Asset
               Mortgage Products, Inc.:
  1,000,000    Series 2003-RS11,
               Class AI3, 3.56%,
               08-25-2028                                              999,993
  1,000,000    Series 2003-RS5, Class AI3,
               2.59%, 10-25-2028                                       985,044
  1,000,000    Series 2003-RS7, Class AI6,
               5.34%, 08-25-2033                                     1,008,283
               Residential Asset
               Securities Corporation:
     61,093    Series 1998-KS2, Class AI9,
               6.42%, 07-25-2029                                        62,464
    333,284    Series 1999-KS1, Class AI8,
               6.32%, 04-25-2030                                       348,535
    748,792    Series 1999-KS2, Class AI9,
               7.15%, 07-25-2030                                       783,983
    464,076    Salomon Brothers
               Mortgage Securities VII,
               Series 1997-LB6, Class A6,
               6.82%, 12-25-2027                                       475,304
    545,732    Saxon Asset Securities Trust,
               Series 1999-2, Class AF6,
               6.42%, 03-25-2014                                       564,766
                                                                   -----------
                                                                    12,486,031
                                                                   -----------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
    900,000    GE Capital Commercial
               Mortgage Corporation,
               Series 2002-#A, Class A2,
               5.00%, 12-10-2037                                       918,003
    400,000    GMAC Commercial
               Mortgage Securities, Inc.,
               Series 2003-C1, Class A2,
               4.08%, 05-10-2036                                       379,779
                                                                   -----------
                                                                     1,297,782
                                                                   -----------

FINANCIAL - 11.1%
    400,000    American General Finance
               Senior Notes,
               8.45%, 10-15-2009                                       485,990
    200,000    Amsouth Bancorp
               Subordinated Debentures,
               6.75%, 11-01-2025                                       219,854
    500,000    AON Corporation Notes,
               8.65%, 05-15-2005                                       540,608
    400,000    Bank of Oklahoma
               Subordinated Notes,
               7.13%, 08-15-2007                                       452,945
    219,000    Bank One Corporation
               Subordinated Notes,
               10.00%, 08-15-2010                                      285,710
    145,000    Bankers Trust Corporation
               Subordinated Notes,
               7.13%, 03-15-2006                                       159,069
    350,000    BSCH Issuances, Ltd.,
               7.63%, 09-14-2010                                       414,898
    300,000    CIT Group, Inc.
               Senior Notes,
               7.75%, 04-02-2012                                       354,432
    300,000    Credit Suisse Finance
               Broker USA, Inc. Notes,
               6.13%, 11-15-2011                                       326,620
    200,000    Dime Capital Trust,
               9.33%, 05-06-2027                                       244,308
     75,000    First National Bank Chicago
               Pass Thru Certificates,
               8.08%, 01-05-2018                                        90,308
    175,000    First National Bank Omaha
               Subordinated Notes,
               7.32%, 12-01-2010                                       185,776
    250,000    FMR Corp.,
               4.75%, 03-01-2013,
               (Acquired 02-26-03;
               Cost $250,715)*<F13>                                    245,709
    450,000    Ford Capital BV Debentures,
               9.50%, 06-01-2010                                       512,310
    150,000    Goldman Sachs
               Group, Inc. Notes,
               6.60%, 01-15-2012                                       167,630
    200,000    Health Care Services
               Corporation Notes,
               7.75%, 06-15-2011
               (Acquired 06-20-01;
               Cost $199,106)*<F13>                                    234,111
               Household Finance
               Corporation Notes:
    150,000    6.88%, 03-01-2007                                       167,471
    139,000    7.88%, 03-01-2007                                       158,846
    300,000    Keycorp Institution,
               7.83%, 12-01-2026                                       332,383
    300,000    Lehman Brothers
               Holdings, Inc. Notes,
               8.50%, 05-01-2007                                       350,645
    565,000    Liberty Mutual Insurance,
               7.70%, 10-15-2097,
               (Acquired 03-26-03;
               Cost $361,572)*<F13>                                    507,947
    500,000    Lincoln National
               Corporation Debentures,
               9.13%, 10-01-2024                                       545,085
    300,000    Morgan Stanley Dean Witter
               Unsubordinated Notes,
               6.75%, 04-15-2011                                       339,426
    150,000    NCNB Corporation
               Subordinated Notes,
               10.20%, 07-15-2015                                      209,382
    250,000    National Rural Utilities,
               5.75%, 08-28-2009                                       270,888
    200,000    New York Life Insurance,
               5.88%, 05-15-2033,
               (Acquired 05-05-03;
               Cost $198,048)*<F13>                                    198,776
    275,000    Sanwa Bank Ltd. NY
               Subordinated Notes,
               7.40%, 06-15-2011                                       315,125
    500,000    SLM Corp. Notes,
               5.63%, 08-01-2033                                       474,325
    200,000    Transamerica Capital II,
               7.65%, 12-01-2026,
               (Acquired 10-21-03;
               Cost $216,999)*<F13>                                    215,141
    600,000    Transamerica Finance
               Corporation Debentures, ^<F16>
               0.00%, 03-01-2010                                       421,252
    225,000    UFJ Finance Aruba AEC,
               6.75%, 07-15-2013                                       239,962
    350,000    Union Planters Corporation
               Subordinated Notes,
               7.75%, 03-01-2011                                       412,893
    150,000    Washington Mutual
               Capital I,
               8.38%, 06-01-2027                                       173,905
                                                                   -----------
                                                                    10,253,730
                                                                   -----------

INDUSTRIAL - 12.4%
    275,000    AMVESCAP PLC,
               5.38%, 02-27-2013                                       267,603
    275,000    AOL Time Warner, Inc.,
               7.63%, 04-15-2031                                       317,286
    350,000    British Telecom PLC,
               8.88%, 12-15-2030                                       457,661
    500,000    Conagra Foods, Inc.
               Subordinated Notes,
               9.75%, 03-01-2021                                       670,898
               Continental Airlines, Inc.
               Pass Thru Certificates:
    163,833    6.80%, 07-02-2007                                       156,626
     99,651    6.54%, 09-15-2008                                        93,612
    522,463    6.90%, 01-02-2018                                       515,706
    425,000    Continental Cablevision
               Debentures,
               9.50%, 08-01-2013                                       490,921
    250,000    Delta Air Lines Pass
               Thru Certificates,
               7.78%, 11-18-2005                                       229,980
    250,000    Deutsche Telekom
               International Finance,
               8.75%, 06-15-2030                                       319,357
     18,309    Duty Free Promissory
               Note, 0.00%, 11-10-2013,
               (Acquired 11-10-03;
               Cost $6,408)*<F13>,**<F14>,^<F16>                         6,408
    350,000    Fiserv, Inc.,
               4.00%, 04-15-2008                                       348,352
    403,000    Ford Motor Company
               Debentures,
               9.22%, 09-15-2021                                       455,882
               Georgia-Pacific Debentures:
    150,000    9.88%, 11-01-2021                                       156,750
    100,000    9.63%, 03-15-2022                                       104,000
    100,000    Halliburton Company Notes,
               5.50%, 10-15-2010,
               (Acquired 10-14-03;
               Cost $99,679)*<F13>                                     104,582
    150,000    Hertz Corporation
               Senior Notes,
               8.25%, 06-01-2005                                       159,880
    275,000    Highmark, Inc. Notes,
               6.80%, 08-15-2013,
               (Acquired 08-14-03;
               Cost $274,373)*<F13>                                    298,769
    568,750    May Department Stores Co.,
               9.75%, 02-15-2021                                       721,016
               Northwest Airlines, Inc.
               Pass Thru Certificates:
    446,603    7.25%, 01-02-2012                                       330,285
     34,720    8.13%, 02-01-2014                                        24,242
    181,846    8.07%, 10-01-2019                                       199,855
    275,000    Park Place Entertainment
               Senior Notes,
               7.50%, 09-01-2009                                       302,500
    400,000    PCCW Capital II Ltd.,
               6.00%, 07-15-2013,
               (Acquired 07-10-03;
               Cost $398,132)*<F13>                                    408,336
    500,000    Pohang Iron & Steel Notes,
               7.38%, 05-15-2005                                       536,310
               Qwest Capital Funding:
    300,000    7.00%, 08-03-2009                                       297,750
    200,000    7.25%, 02-15-2011                                       197,000
               Sealed Air Corp.:
    250,000    5.38%, 04-15-2008,
               (Acquired 04-09-03;
               Cost $248,650)*<F13>                                    263,972
    250,000    8.75%, 07-01-2008,
               (Acquired 03-27-03;
               Cost $271,644)*<F13>                                    297,871
    375,000    Sprint Capital Corporation,
               6.00%, 01-15-2007                                       400,518
    320,000    Tenneco Packaging
               Debentures,
               7.95%, 12-15-2025                                       380,811
    400,000    Tyco International
               Group SA Notes,
               6.38%, 10-15-2011                                       427,500
    300,000    Tyco International
               Group SA Senior Notes,
               6.00%, 11-15-2013,
               (Acquired 11-06-03;
               Cost $298,707)*<F13>                                    309,000
    120,000    United Air Lines Pass
               Thru Certificates,
               6.20%, 09-01-2008                                       104,890
    364,348    US Airways Pass Thru
               Certificates,
               6.85%, 01-30-2018                                       348,610
    500,000    Vectren Utility Holdings,
               6.63%, 12-01-2011                                       551,997
    200,000    Weyerhaeuser Company
               Notes,
               5.95%, 11-01-2008                                       214,977
                                                                   -----------
                                                                    11,471,713
                                                                   -----------

UTILITIES - 6.0%
    750,000    Calenergy Co., Inc.
               Senior Notes,
               7.63%, 10-15-2007                                       847,113
    250,000    Edison Mission Senior Notes,
               9.88%, 04-15-2011                                       260,000
    300,000    Exelon Corporation
               Senior Notes,
               6.75%, 05-01-2011                                       335,074
    300,000    Gemstone Investors, Ltd.,
               7.71%, 10-31-2004,
               (Acquired 10-25-01;
               Cost $300,000)*<F13>                                    303,000
               Korea Electric Power
               Debentures:
     10,000    7.75%, 04-01-2013                                        11,940
    300,000    6.75%, 08-01-2027                                       307,960
    130,000    NRG Energy, Inc.
               Senior Notes,@<F15>,^<F16>
               8.25%, 09-15-2010                                        75,400
    150,000    Oneok, Inc. Senior Notes,
               7.13%, 04-15-2011                                       162,301
    300,000    PPL Energy Supply, LLC
               Senior Notes,
               6.40%, 11-01-2011                                       327,632
    175,000    PSEG Energy Holdings
               Senior Notes,
               8.50%, 06-15-2011                                       194,031
    250,000    PSEG Power Senior Notes,
               7.75%, 04-15-2011                                       294,256
    545,563    RGS (I&M)
               Funding Corp.,
               9.82%, 12-07-2022                                       701,654
    358,528    System Energy Resources,
               7.43%, 01-15-2011                                       369,269
    200,000    Tristate Gen & Trans
               Assn Bonds,
               6.04%, 01-31-2018                                       205,448
               Utilicorp United, Inc.
               Senior Notes:
    200,000    7.00%, 07-15-2004                                       200,000
    300,000    7.63%, 11-15-2009                                       294,750
    550,000    Williams Companies,
               Inc. Notes,
               8.13%, 03-15-2012                                       610,500
                                                                   -----------
                                                                     5,500,328
                                                                   -----------

MORTGAGE-BACKED SECURITIES - 25.6%
          2    BA Mortgage
               Securities, Inc.,
               Series 1998-2, Class 2A1,
               6.50%, 06-25-2013                                             2
               Federal Gold Loan
               Mortgage Corporation
               (FGLMC):
    724,967    6.50%, 07-01-2014                                       768,094
    430,369    6.00%, 05-01-2017                                       451,612
    922,164    5.50%, 11-01-2022                                       943,005
    217,349    6.00%, 07-01-2028                                       225,110
    208,414    7.00%, 07-01-2028                                       220,751
    293,664    6.50%, 04-01-2029                                       307,758
    126,411    6.50%, 05-01-2029                                       132,478
               Federal Home Loan
               Mortgage Corporation
               (FHLMC):
     79,417    Series 2512, Class HC,
               4.25%, 12-15-2009                                        79,438
    163,488    Series 2489, Class UA,
               4.00%, 12-15-2012                                       163,852
    699,145    Series 206, Class E,
               0.00%, 07-15-2019, ^<F16>                               685,730
    143,188    Series 2418, Class MC,
               6.00%, 09-15-2019                                       144,956
    154,089    Series 1074, Class I,
               6.75%, 05-15-2021                                       156,186
    102,406    Series 1081, Class K,
               7.00%, 05-15-2021                                       102,638
     95,517    Series 1101, Class M,
               6.95%, 07-15-2021                                        95,730
    163,730    Series 188, Class H,
               7.00%, 09-15-2021                                       163,648
    103,165    Series 1286, Class A,
               6.00%, 05-15-2022                                       104,352
    736,462    Series 2531, Class N,
               4.00%, 07-15-2027                                       743,369
               Federal National Mortgage
               Association (FNMA):
    900,000    5.00%, 09-15-2015                                       924,473
    662,436    5.00%, 09-01-2017                                       676,428
    791,314    5.00%, 10-01-2017                                       808,028
    880,046    5.00%, 11-01-2017                                       898,635
    783,736    5.00%, 10-01-2018                                       800,363
    800,674    5.50%, 03-01-2023                                       819,017
    121,613    6.50%, 11-01-2027                                       127,457
    264,429    6.50%, 07-01-2028                                       276,875
    168,242    6.50%, 12-01-2028                                       176,161
    461,313    6.50%, 02-01-2029                                       483,026
    150,177    6.50%, 05-01-2031                                       157,069
    561,788    5.50%, 01-01-2032                                       569,654
  1,000,000    Series 2002-73, Class OC,
               5.00%, 04-25-2014                                     1,028,263
    850,000    Series 2002-70, Class PL,
               5.00%, 04-25-2015                                       874,362
    900,000    Series 2002-94, Class MC,
               5.00%, 08-25-2015                                       915,196
     31,516    Series 1989-37, Class G,
               8.00%, 07-25-2019                                        34,301
     91,124    Series 1989-94, Class G,
               7.50%, 12-25-2019                                        98,646
     22,299    Series 1990-58, Class J,
               7.00%, 05-25-2020                                        23,943
    115,408    Series 1990-105, Class J,
               6.50%, 09-25-2020                                       121,777
    113,980    Series 1990-108, Class G,
               7.00%, 09-25-2020                                       120,802
    108,605    Series 1991-1, Class C,
               7.00%, 01-25-2021                                       115,045
    260,062    Series 1991-86, Class Z,
               6.50%, 07-25-2021                                       274,677
    765,268    Series 2003-28, Class KA,
               4.25%, 03-25-2022                                       756,932
    110,394    Series G92-30, Class Z,
               7.00%, 06-25-2022                                       117,232
    134,336    Series 1992-150, Class MA,
               5.50%, 09-25-2022                                       138,684
     17,633    Series 1993-21, Class J,
               7.00%, 09-25-2022                                        17,611
    355,814    Series 1993-58, Class H,
               5.50%, 04-25-2023                                       372,020
    750,000    Series 2003-31, Class KG,
               4.50%, 12-25-2028                                       755,375
    469,616    Series 1998-66, Class C,
               6.00%, 12-25-2028                                       491,722
    424,367    Series 2003-44, Class AB,
               3.75%, 05-25-2033                                       425,040
               Government National
               Mortgage Association
               (GNMA):
    299,223    6.50%, 08-15-2027                                       316,440
    250,385    6.50%, 05-15-2029                                       264,331
    600,798    6.50%, 06-15-2029                                       634,239
    226,179    7.00%, 09-20-2029                                       240,507
    253,792    7.00%, 11-15-2029                                       270,665
  1,496,230    6.00%, 11-20-2033                                     1,548,415
               Residential Accredit
               Loans, Inc.:
    101,632    Series 1997-QS8, Class A10,
               7.50%, 08-25-2027                                       101,518
    123,717    Series 1997-QS9, Class A8,
               7.25%, 09-25-2027                                       123,577
    275,887    Series 1998-QS4, Class AI5,
               7.00%, 03-25-2028                                       276,750
               Residential Funding
               Mortgage Security:
    800,000    Series 2003-S11, Class A2,
               4.00%, 06-25-2018                                       756,658
    165,294    Series 1996-S14, Class M1,
               7.50%, 05-25-2026                                       165,110
                                                                   -----------
                                                                    23,585,733
                                                                   -----------

INTERNATIONAL (U.S. $ DENOMINATED) - 1.1%
               Corp Andina De
               Fomento Notes:
    150,000    8.88%, 06-01-2005                                       164,388
     50,000    7.38%, 01-18-2011                                        56,547
    110,000    National Bank of
               Hungary Debentures,
               8.88%, 11-01-2013                                       141,553
               PEMEX Project Fielding
               Master Trust:
     75,000    6.13%, 08-15-2008                                        78,750
    450,000    9.13%, 10-13-2010                                       534,375
                                                                   -----------
                                                                       975,613
                                                                   -----------

MUNICIPAL BOND - 0.5%
               Tobacco Settlement
               Financing Corporation:
    255,000    Series 2001-A, Class A,
               5.92%, 06-01-2012                                       249,760
    237,523    Series 2001-A, Class A,
               6.36%, 05-15-2025                                       232,340
                                                                   -----------
                                                                       482,100
                                                                   -----------

U.S. GOVERNMENT AGENCY - 8.7%
  6,435,000    Federal Home Loan
               Mortgage Corporation
               (FHLMC),
               6.63%, 09-15-2009                                     7,358,880
    664,087    Soyland Power
               Cooperative U.S.
               Government Guarantee,
               8.35%, 09-15-2009                                       673,318
                                                                   -----------
                                                                     8,032,198
                                                                   -----------

U.S. TREASURY OBLIGATIONS - 13.9%
               U.S. Treasury Bonds:
  3,925,000    9.25%, 02-15-2016                                     5,633,757
  5,800,000    6.25%, 08-15-2023                                     6,610,869
    525,000    U.S. Treasury Note,
               6.00%, 08-15-2009                                       594,665
                                                                   -----------
                                                                    12,839,291
                                                                   -----------
               Total Long-Term
               Investments
               (Cost $84,548,432)                                   86,924,519
                                                                   -----------
   Shares
   ------
SHORT-TERM INVESTMENTS - 5.7%

INVESTMENT COMPANY - 4.9%
  4,551,529    Investment Company
               Cash Reserve Portfolio -
               AIM Fund                                              4,551,529
                                                                   -----------

MONEY MARKET FUND - 0.2%
    145,462    SEI Daily Income Trust
               Government Fund                                         145,462
                                                                   -----------

 Principal
   Amount
 ---------
VARIABLE RATE DEMAND NOTES#<F17> - 0.6%
 $  221,812    American Family Financial
               Services, Inc., 0.76%                                   221,812
    390,064    Wisconsin Corporation
               Central Credit
               Union, 0.79%                                            390,064
                                                                   -----------
                                                                       611,876
                                                                   -----------
               Total Short-Term
               Investments
               (Cost $5,308,867)                                     5,308,867
                                                                   -----------
               Total Investments
               (Cost $89,857,299)
               99.9%                                                92,233,386
                                                                   -----------
               Other Assets, less
               Liabilities 0.1%                                         36,992
                                                                   -----------
               TOTAL NET
               ASSETS 100.0%                                       $92,270,378
                                                                   -----------
                                                                   -----------

 *<F13>   Unregistered security
**<F14>   Fair valued security
 @<F15>   Security in default
 ^<F16>   Non-income producing security
 #<F17> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2003.

                     See notes to the financial statements

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
DECEMBER 31, 2003

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Intermediate Municipal Bond Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

The Baird Intermediate Municipal Bond Fund generated solid nominal investment returns in 2003. Emphasis on high quality, prerefunded and escrowed-to-maturity
(ETM) holdings detracted from the Fund's relative performance as lower quality municipal bonds (A and BBB rated issues) outperformed higher quality issues (AAA and AA rated issues). With interest rates near historic lows and many state and local governments still facing significant budget shortfalls, we continue to emphasize high quality, intermediate holdings in the Baird Intermediate Municipal Bond Fund. A December 31, 2003 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    Aaa                                  95%
                    Aa                                    4%
                    Baa                                   1%

                               SECTOR WEIGHTINGS

                    Pre-refunded ETM                     80%
                    General Obligation                    4%
                    Revenue                               1%
                    Insured                              13%
                    Cash                                  2%

NET ASSETS:             $30,990,987     PORTFOLIO EXPENSE RATIO:
SEC 30-DAY YIELD:*<F18>                 Institutional Class:       0.30%
Institutional Class:          3.49%     Investor Class:            0.55%**<F19>
Investor Class:               3.19%     PORTFOLIO TURNOVER RATIO:  17.7%
AVERAGE DURATION:        5.61 years     TOTAL NUMBER OF HOLDINGS:    36
AVERAGE MATURITY:        6.88 years

 *<F18> SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2003.
**<F19>   Includes 0.25% 12b-1 fee.

                    BAIRD INTERMEDIATE MUNICIPAL BOND FUND -
                              INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

          Baird Intermediate Municipal Bond Fund -   Lehman Brothers 10-Year
                 Institutional Class Shares       General Obligation Bond Index
                 --------------------------       -----------------------------
 3/30/01                $250,000.00                        $250,000.00
 6/30/01                $255,500.00                        $250,675.00
 9/30/01                $265,157.90                        $252,780.67
12/31/01                $262,532.84                        $255,106.25
 3/31/02                $264,134.29                        $258,218.55
 6/30/02                $275,571.30                        $268,753.87
 9/30/02                $289,625.44                        $282,460.31
12/31/02                $290,695.00                        $281,322.00
 3/31/03                $293,514.74                        $285,230.94
 6/30/03                $302,144.07                        $294,596.73
 9/30/03                $301,358.50                        $294,249.19
12/31/03                $304,974.80                        $297,784.98

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (3/30/01) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                    BAIRD INTERMEDIATE MUNICIPAL BOND FUND -
                                 INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

          Baird Intermediate Municipal Bond Fund -   Lehman Brothers 10-Year
                   Investor Class Shares          General Obligation Bond Index
                   ---------------------          -----------------------------
 3/30/01                 $10,000.00                         $10,000.00
 6/30/01                 $10,217.00                         $10,027.00
 9/30/01                 $10,595.03                         $10,111.23
12/31/01                 $10,474.25                         $10,204.25
 3/31/02                 $10,537.09                         $10,328.74
 6/30/02                 $10,980.70                         $10,750.15
 9/30/02                 $11,541.82                         $11,298.41
12/31/02                 $11,569.52                         $11,253.00
 3/31/03                 $11,678.27                         $11,409.36
 6/30/03                 $12,008.77                         $11,783.99
 9/30/03                 $11,978.74                         $11,770.09
12/31/03                 $12,112.91                         $11,911.53

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (3/30/01) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

For the Period Ended December 31, 2003                                      ONE YEAR    SINCE INCEPTION(1)<F20>
--------------------------------------                                      --------    -----------------------
Baird Intermediate Municipal Bond Fund - Institutional Class Shares          4.91%               7.48%
Baird Intermediate Municipal Bond Fund - Investor Class Shares               4.69%               7.20%
Lehman Brothers 10-Year General Obligation Bond Index(2)<F21>                5.86%               6.57%

(1)<F20> For the period March 30, 2001 (commencement of operations) to December 31, 2003.
(2)<F21> The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. The index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2003

 Principal
   Amount                                                             Value
 ---------                                                            -----

MUNICIPAL BONDS - 97.1%

ALABAMA - 1.7%
 $  460,000    Mobile Alabama, ETM
               6.20%, 02-15-2007                                   $   514,533
                                                                   -----------

ARKANSAS - 0.5%
    145,000    Pulaski County, Arkansas
               Residential Housing
               Facilities, ETM
               7.25%, 06-01-2010                                       168,912
                                                                   -----------

CALIFORNIA - 3.6%
    500,000    Golden State Tobacco
               Securitization Corporation
               6.25%, 06-01-2033                                       479,875
    495,000    Santa Rosa California
               Hospital Revenue, ETM
               10.30%, 03-01-2011                                      640,703
                                                                   -----------
                                                                     1,120,578
                                                                   -----------

COLORADO - 0.4%
    120,000    Colorado Springs
               Colorado Utilities
               Revenue, ETM
               5.80%, 11-15-2010                                       136,556
                                                                   -----------

DELAWARE - 6.0%
  1,500,000    Delaware State Economic
               Development Authority
               Revenue, ETM
               6.75%, 01-01-2013                                     1,844,460
                                                                   -----------

FLORIDA - 3.0%
    300,000    Jacksonville Florida
               Health Facility Authority
               Hospital Revenue, ETM
               11.50%, 10-01-2012                                      483,519
    370,000    Orange County Florida
               Health Revenue, ETM
               8.75%, 10-01-2009                                       446,760
                                                                   -----------
                                                                       930,279
                                                                   -----------

GEORGIA - 3.1%
    740,000    Fulton County Georgia
               Hospital Authority
               Revenue, ETM
               7.88%, 10-01-2013                                       964,627
                                                                   -----------

ILLINOIS - 3.8%
  1,000,000    Illinois State, Pre-refunded
               to 01-01-2010
               6.00%, 01-01-2014                                     1,178,850
                                                                   -----------

INDIANA - 3.0%
    745,000    Baugo Indiana School
               Building Corporation,
               5.50%, 01-15-2012                                       857,659
     50,000    Indiana Toll Road
               Commission, ETM
               9.00%, 01-01-2015                                        70,625
                                                                   -----------
                                                                       928,284
                                                                   -----------

IOWA - 2.4%
    630,000    Muscatine Iowa Electric
               Revenue, ETM
               6.70%, 01-01-2013                                       746,052
                                                                   -----------

LOUISIANA - 6.3%
    645,000    Denhan Springs-Livingston
               Housing and Mortgage
               Finance Authority, ETM
               7.20%, 08-01-2010                                       812,436
    910,000    Jefferson Parish LA Home
               Mortgage Authority, ETM
               7.10%, 08-01-2010                                     1,131,030
                                                                   -----------
                                                                     1,943,466
                                                                   -----------

MINNESOTA - 3.0%
    775,000    Western Minnesota
               Municipal Power
               Agency, ETM
               6.38%, 01-01-2016                                       918,352
                                                                   -----------

MISSISSIPPI - 3.5%
    600,000    Mississippi Housing
               Financial Corporation, ETM
               0.00%, 06-01-2015                                       373,548
    630,000    Mississippi State, ETM
               6.20%, 02-01-2008                                       717,009
                                                                   -----------
                                                                     1,090,557
                                                                   -----------

NEW JERSEY - 1.9%
    527,000    New Jersey State Turnpike
               Authority, ETM
               6.75%, 01-01-2009                                       583,974
                                                                   -----------

NEW YORK - 3.6%
  1,000,000    Triborough Bridge &
               Tunnel Authority, ETM
               5.25%, 01-01-2014                                     1,105,140
                                                                   -----------

OHIO - 0.7%
    165,000    Miamisburg Ohio Water
               Revenue, ETM
               7.00%, 11-15-2016                                       203,905
                                                                   -----------

OKLAHOMA - 9.6%
  2,360,000    Tulsa County Oklahoma
               Home Financing Authority
               Single Family Mortgage
               Revenue, ETM
               6.90%, 08-01-2011                                     2,979,052
                                                                   -----------

PENNSYLVANIA - 10.6%
    690,000    Philadelphia Pennsylvania
               Gas Works, ETM
               7.00%, 05-15-2020                                       883,724
  1,310,000    Pittsburgh Pennsylvania
               Water & Sewer
               Authority, ETM
               7.25%, 09-01-2014                                     1,636,779
  1,000,000    Wilson Pennsylvania
               Area School District,
               0.00%, 05-15-2011                                       770,070
                                                                   -----------
                                                                     3,290,573
                                                                   -----------

SOUTH CAROLINA - 1.1%
    285,000    Greenville South Carolina
               Waterworks Revenue, ETM
               7.00%, 02-01-2010                                       352,457
                                                                   -----------

SOUTH DAKOTA - 2.9%
    735,000    Heartland Consumers
               Power District, ETM
               7.00%, 01-01-2016                                       895,980
                                                                   -----------

TENNESSEE - 7.2%
    690,000    Metropolitan Government
               Nashville & Davidson
               County Tennessee
               H&E, ETM
               6.10%, 07-01-2010                                       775,788
  1,160,000    Metropolitan Government
               Nashville & Davidson
               County Tennessee Water
               & Sewer Revenue, ETM
               6.50%, 12-01-2014                                     1,456,055
                                                                   -----------
                                                                     2,231,843
                                                                   -----------

TEXAS - 9.3%
    575,000    Houston Texas Sewer
               System Revenue, ETM
               9.38%, 10-01-2013                                       809,008
    665,000    Sam Rayburn Texas
               Municipal Power Agency, ETM
               6.00%, 09-01-2010                                       769,325
    150,000    Texas Public Building
               Authority Building Revenue, ETM
               7.13%, 08-01-2011                                       182,730
  1,000,000    University of
               Houston Texas,
               5.25%, 02-15-2012                                     1,131,890
                                                                   -----------
                                                                     2,892,953
                                                                   -----------

UTAH - 2.6%
    605,000    Salt Lake City Utah
               Hospital Revenue, ETM
               8.13%, 05-15-2015                                       806,858
                                                                   -----------

WASHINGTON - 7.3%
  1,025,000    Clark County School
               District No. 037,
               5.13%, 12-01-2011                                     1,157,451
  1,000,000    Washington State,
               5.00%, 09-01-2013                                     1,103,330
                                                                   -----------
                                                                     2,260,781
                                                                   -----------
               Total Municipal Bonds
               (Cost $28,691,831)                                   30,089,022
                                                                   -----------

   Shares
   ------

SHORT-TERM INVESTMENT - 1.1%

INVESTMENT COMPANY - 1.1%
    344,404    Tax Free Investment
               Company Cash Reserve
               Portfolio - AIM Fund                                    344,404
                                                                   -----------
               Total Short-Term
               Investment
               (Cost $344,404)                                         344,404
                                                                   -----------
               Total Investments
               (Cost $29,036,235)
               98.2%                                                30,433,426
                                                                   -----------
               Other Assets, less
               Liabilities 1.8%                                        557,561
                                                                   -----------
               TOTAL NET
               ASSETS  100.0%                                      $30,990,987
                                                                   -----------
                                                                   -----------

ETM Escrowed to maturity

                     See notes to the financial statements

BAIRD CORE PLUS BOND FUND
DECEMBER 31, 2003

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt.

The Baird Core Plus Bond Fund generated strong relative returns in 2003. The strong relative performance came primarily from three sources: 1) exposure to corporate bonds whose yield spreads tightened dramatically; 2) continued recovery of issues that experienced significant declines in value during the prior year; and 3) strategic holdings in the 7 and 13-year sector of the yield curve which generated superior roll-down (as bonds rolled down the steep curve to lower yields over the course of the year, they experienced a corresponding upward movement in price). The Fund maintained its duration neutral strategy, holding a broadly diversified portfolio of over 110 securities at year-end. Exposure to asset-backed securities and an under-weighting of U.S. Treasuries and mortgage pass-through securities versus the Fund's benchmark all contributed positively to the Fund's performance in 2003.

The Fund ended 2003 with a yield advantage versus its benchmark, the Lehman Brothers U.S. Universal Bond Index. This yield advantage, combined with what we believe is the potential for continued price recovery of certain Fund holdings and the opportunity to achieve significant roll-down, enhance the Fund's prospects of continuing to add value over its benchmark in the coming year. A December 31, 2003 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    U.S. Treasury                        16%
                    U.S. Gov't Agency                    28%
                    Aaa                                  14%
                    Aa                                    2%
                    A                                     5%
                    Baa                                  24%
                    Below Baa                            11%

                               SECTOR WEIGHTINGS

                    U.S. Treasury                        16%
                    U.S. Gov't Agency                     1%
                    Mortgage/CMOs                        29%
                    International                         2%
                    Asset-Backed                         11%
                    Industrials                          21%
                    Utility                               7%
                    Finance/Bank/Broker                   9%
                    Cash                                  3%
                    Municipal                             1%

NET ASSETS:             $42,834,115     PORTFOLIO EXPENSE RATIO:
SEC 30-DAY YIELD:*<F22>                 Institutional Class:       0.30%
Institutional Class:          5.13%     Investor Class:            0.55%**<F23>
Investor Class:               4.77%     PORTFOLIO TURNOVER RATIO: 103.1%
AVERAGE DURATION:        4.55 years     TOTAL NUMBER OF HOLDINGS:   114
AVERAGE MATURITY:        8.29 years

 *<F22> SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2003.
**<F23>   Includes 0.25% 12b-1 fee.

                BAIRD CORE PLUS BOND FUND - INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

               Baird Core Plus Bond      Lehman Brothers      Lehman Brothers
               Fund - Institutional     Government/Credit      U.S. Universal
                   Class Shares             Bond Index           Bond Index
                   ------------             ----------           ----------
  9/29/00          $250,000.00             $250,000.00          $250,000.00
 12/31/00          $264,725.00             $260,925.00          $259,250.00
  3/31/01          $273,063.84             $269,269.00          $267,442.30
  6/30/01          $273,992.25             $270,077.00          $268,939.98
  9/30/01          $286,102.71             $282,941.00          $279,643.79
 12/31/01          $282,812.53             $283,108.00          $280,231.04
  3/31/02          $279,956.12             $281,777.00          $281,099.76
  6/30/02          $287,178.99             $292,344.00          $289,673.30
  9/30/02          $298,235.38             $309,008.00          $301,781.64
 12/31/02          $302,634.00             $314,049.00          $307,817.28
  3/31/03          $308,172.20             $319,231.00          $313,357.99
  6/30/03          $321,978.32             $330,500.00          $323,040.75
  9/30/03          $323,877.99             $328,814.00          $323,299.18
 12/31/03          $329,675.40             $328,715.00          $325,756.25

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                   BAIRD CORE PLUS BOND FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

                 Baird Core Plus         Lehman Brothers      Lehman Brothers
               Bond Fund - Investor     Government/Credit      U.S. Universal
                   Class Shares             Bond Index           Bond Index
                   ------------             ----------           ----------
  9/29/00           $10,000.00              $10,000.00           $10,000.00
 12/31/00           $10,573.00              $10,437.00           $10,370.00
  3/31/01           $10,909.22              $10,771.00           $10,697.69
  6/30/01           $10,933.22              $10,803.00           $10,757.60
  9/30/01           $11,418.66              $11,318.00           $11,185.75
 12/31/01           $11,282.77              $11,324.00           $11,209.24
  3/31/02           $11,157.54              $11,271.00           $11,243.99
  6/30/02           $11,444.28              $11,694.00           $11,586.93
  9/30/02           $11,873.45              $12,360.00           $12,071.27
 12/31/02           $12,024.24              $12,574.00           $12,312.69
  3/31/03           $12,246.69              $12,782.00           $12,534.32
  6/30/03           $12,787.99              $13,233.00           $12,921.63
  9/30/03           $12,853.21              $13,165.00           $12,931.97
 12/31/03           $13,057.57              $13,161.00           $13,030.25

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

For the Period Ended December 31, 2003                         ONE YEAR       SINCE INCEPTION(1)<F24>
--------------------------------------                         --------       -----------------------
Baird Core Plus Bond Fund - Institutional Class Shares           8.94%                 8.84%
Baird Core Plus Bond Fund - Investor Class Shares                8.60%                 8.54%
Lehman Brothers U.S. Universal Bond Index(2)<F25>                5.82%                 8.48%
Lehman Brothers Government/Credit Bond Index                     4.67%                 8.80%

(1)<F24> For the period September 29, 2000 (commencement of operations) to December 31, 2003.
(2)<F25> Effective December 31, 2002, the Fund changed its benchmark from the Lehman Brothers Government/Credit Bond Index to the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2003

 Principal
   Amount                                                             Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 96.4%

ASSET BACKED SECURITIES - 10.8%
 $  381,010    Advanta Mortgage
               Loan Trust,
               Series 1997-2, Class M1,
               7.55%, 06-25-2027                                   $   380,446
    450,000    American General
               Mortgage Loan Trust,
               Series 2003-1, Class A2,
               2.54%, 04-25-2033                                       449,042
    280,000    Chemical Master
               Credit Card Trust,
               Series 1996-3, Class A,
               7.09%, 02-15-2009                                       306,283
               Contimortgage Home
               Equity Loan Trust:
    500,000    Series 1998-2, Class A7,
               6.57%, 03-15-2023                                       508,880
    433,772    Series 1999-3, Class A8,
               1.42%, 05-25-2029                                       433,235
               Green Tree Financial
               Corporation:
     80,648    Series 1997-1, Class A5,
               6.86%, 03-15-2028                                        83,346
    347,045    Series 1998-4, Class A5,
               6.18%, 04-01-2030                                       339,197
    180,142    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11-15-2017                                       174,593
               Residential Asset
               Mortgage Products, Inc.:
    400,000    Series 2003-RS11, Class AI3,
               3.56%, 08-25-2028                                       399,997
    400,000    Series 2003-RS5, Class AI3,
               2.59%, 10-25-2028                                       394,018
    300,000    Series 2003-RS10, Class AI7,
               4.85%, 11-25-2033                                       298,041
               Residential Asset
               Securities Corporation:
    450,000    Series 2003-KS2, Class AI3,
               2.66%, 11-25-2028                                       447,893
    450,000    Series 2003-KS5, Class AI6,
               3.62%, 07-25-2031                                       424,833
                                                                   -----------
                                                                     4,639,804
                                                                   -----------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
    725,000    First Union National
               Bank Commercial Mortgage,
               Series 2001-C4, Class A2,
               6.22%, 12-12-2033                                       798,036
                                                                   -----------

FINANCIAL - 9.2%
    500,000    Allfirst Financial
               Subordinated Notes,
               7.20%, 07-01-2007                                       557,464
    100,000    Countrywide Home Loan,
               6.25%, 04-15-2009                                       110,850
    350,000    First National Bank
               Omaha Subordinated Notes,
               7.32%, 12-01-2010                                       371,553
    250,000    First Union Capital,
               7.94%, 01-15-2027                                       284,940
    400,000    Ford Motor Company
               Debentures,
               9.22%, 09-15-2021                                       452,488
    200,000    Household Finance Corp.
               Senior Unsubordinated Notes,
               6.40%, 06-17-2008                                       221,742
    375,000    Liberty Mutual Insurance,
               7.70%, 10-15-2097,
               (Acquired 03-26-03;
               Cost $239,982)*<F26>                                    337,133
    300,000    NCNB Corporation
               Subordinated Notes,
               10.20%, 07-15-2015                                      418,764
    100,000    New York Life Insurance,
               5.88%, 05-15-2033,
               (Acquired 05-05-03;
               Cost $99,024)*<F26>                                      99,388
    400,000    Sanwa Bank Ltd. NY
               Subordinated Notes,
               7.40%, 06-15-2011                                       458,364
    100,000    Transamerica Capital II,
               7.65%, 12-01-2026,
               (Acquired 10-21-03;
               Cost $108,499)*<F26>                                    107,570
    338,000    Washington Mutual
               Capital I,
               8.38%, 06-01-2027                                       391,865
    100,000    Wharf International
               Finance LTD,
               7.63%, 03-13-2007                                       112,231
                                                                   -----------
                                                                     3,924,352
                                                                   -----------

INDUSTRIAL - 21.2%
    313,304    America West Airlines
               Pass Thru Certificates,
               8.54%, 01-02-2006                                       272,882
    175,000    AMVESCAP PLC,
               5.38%, 02-27-2013                                       170,293
    300,000    AOL Time Warner, Inc.,
               7.63%, 04-15-2031                                       346,130
    649,646    Atlas Air, Inc. Pass
               Thru Certificates,
               8.71%, 01-02-2019                                       603,098
     77,267    Burlington Northern
               Santa Fe Pass Thru
               Certificates,
               7.42%, 03-23-2010                                        85,386
               Continental Airlines, Inc.
               Pass Thru Certificates:
    300,000    7.43%, 09-15-2004                                       294,209
     71,778    7.42%, 04-01-2007                                        68,703
    141,988    6.80%, 07-02-2007                                       135,742
     80,055    6.90%, 01-02-2018                                        79,020
    400,000    Continental Cablevision
               Debentures,
               9.50%, 08-01-2013                                       462,043
    500,000    Delta Air Lines Pass
               Thru Certificates,
               7.78%, 11-18-2005                                       459,961
    100,000    Deutsche Telekom
               International Finance,
               8.75%, 06-15-2030                                       127,743
     75,525    Duty Free Promissory
               Note, 0.00%, 11-10-2013,
               (Acquired 11-10-03;
               Cost $26,434)*<F26>,**<F27>,^<F50>                       26,434
    200,000    Fiserv, Inc.,
               4.00%, 04-15-2008                                       199,058
               Georgia-Pacific Debentures:
    275,000    9.88%, 11-01-2021                                       287,375
    200,000    9.63%, 03-15-2022                                       208,000
    100,000    9.50%, 05-15-2022                                       104,000
    100,000    Halliburton Company Notes,
               5.50%, 10-15-2010,
               (Acquired 10-14-03;
               Cost $99,679)*<F26>                                     104,582
    200,000    Hanson Australia Funding,
               5.25%, 03-15-2013                                       199,077
    150,000    Highmark, Inc. Notes,
               6.80%, 08-15-2013,
               (Acquired 08-14-03;
               Cost $149,658)*<F26>                                    162,965
    188,000    JC Penney Co. Inc.
               Debentures,
               9.75%, 06-15-2021                                       195,755
    306,250    May Department Stores Co.,
               9.75%, 02-15-2021                                       388,239
    300,000    Northop Grumman
               Corporation Debentures,
               9.38%, 10-15-2024                                       326,433
               Northwest Airlines, Inc.
               Pass Thru Certificates:
    535,923    7.25%, 01-02-2012                                       396,342
    103,652    8.07%, 10-01-2019                                       113,917
    200,000    PCCW Capital II Ltd,
               6.00%, 07-15-2013,
               (Acquired 07-10-03;
               Cost $199,066)*<F26>                                    204,168
               Sealed Air Corp.:
    100,000    5.38%, 04-15-2008,
               (Acquired 04-09-03;
               Cost $99,460)*<F26>                                     105,589
    180,000    8.75%, 07-01-2008,
               (Acquired 03-27-03;
               Cost $195,584)*<F26>                                    214,467
    303,561    Southwest Airlines Co.
               Pass Through Certificates,
               7.67%, 01-02-2014                                       350,825
    400,000    Sprint Capital Corporation,
               6.00%, 01-15-2007                                       427,219
    325,000    Sunoco, Inc. Debentures,
               9.38%, 06-01-2016                                       372,099
    500,000    TCI Communications,
               Inc. Debentures,
               7.88%, 08-01-2013                                       591,849
    350,000    Tyco International
               Group SA Notes,
               6.38%, 10-15-2011                                       374,063
     50,000    Tyco International
               Group SA Senior Notes,
               6.00%, 11-15-2013,
               (Acquired 11-06-03;
               Cost $49,785)*<F26>                                      51,500
    675,000    United Air Lines Pass
               Thru Certificates,
               6.20%, 09-01-2008                                       590,008
                                                                   -----------
                                                                     9,099,174
                                                                   -----------

UTILITIES - 6.4%
    300,000    Edison Mission
               Senior Notes,
               9.88%, 04-15-2011                                       312,000
    350,000    Gemstone Investors, Ltd.,
               7.71%, 10-31-2004,
               (Acquired 10-25-01;
               Cost $350,000)*<F26>                                    353,500
    400,000    Oneok, Inc. Senior Notes,
               7.13%, 04-15-2011                                       432,802
    400,000    PPL Energy Supply,
               LLC Senior Notes,
               6.40%, 11-01-2011                                       436,842
    200,000    PSEG Energy Holdings
               Senior Notes,
               8.50%, 06-15-2011                                       221,750
    350,000    PSEG Power Senior Notes,
               7.75%, 04-15-2011                                       411,959
    297,580    RGS (I&M) Funding Corp.,
               9.82%, 12-07-2022                                       382,721
    100,000    Tristate Gen & Trans
               Assn Bonds,
               6.04%, 01-31-2018                                       102,724
    100,000    Utilicorp United, Inc.
               Senior Notes,
               7.00%, 07-15-2004                                       100,000
                                                                   -----------
                                                                     2,754,298
                                                                   -----------

MORTGAGE-BACKED SECURITIES - 26.9%
               Federal Gold Loan
               Mortgage Corporation
               (FGLMC):
    264,090    6.00%, 05-01-2017                                       277,126
    239,427    6.50%, 09-01-2028                                       251,067
    381,252    6.50%, 12-01-2028                                       399,787
    533,041    6.50%, 04-01-2029                                       558,624
    288,923    6.50%, 05-01-2029                                       302,790
    289,119    6.50%, 06-01-2029                                       302,995
               Federal Home Loan
               Mortgage Corporation
               (FHLMC):
     82,002    Series 1053, Class G,
               7.00%, 03-15-2021                                        82,188
    110,202    Series 1122, Class G,
               7.00%, 08-15-2021                                       110,119
    400,000    Series 2567, Class OD,
               5.00%, 08-15-2015                                       408,817
    250,000    Series 2598, Class QC,
               4.50%, 06-15-2027                                       246,282
    654,633    Series 2531, Class N,
               4.00%, 07-15-2027                                       660,773
    750,000    Series 2141, Class N,
               5.55%, 11-15-2027                                       772,829
               Federal National Mortgage
               Association (FNMA):
    588,827    5.00%, 02-01-2018                                       601,264
    391,868    5.00%, 10-01-2018                                       400,181
    393,610    5.00%, 11-01-2018                                       401,960
    188,284    6.50%, 09-01-2028                                       197,146
    320,491    6.50%, 02-01-2029                                       335,576
    505,609    5.50%, 01-01-2032                                       512,688
    450,000    Series 2002-74, Class TC,
               5.00%, 03-25-2015                                       462,831
    400,000    Series 2002-70, Class PL,
               5.00%, 04-25-2015                                       411,464
    450,000    Series 2539, Class QB,
               5.00%, 09-15-2015                                       462,237
     45,562    Series 1989-94, Class G,
               7.50%, 12-25-2019                                        49,323
     53,005    Series 1990-15, Class J,
               7.00%, 02-25-2020                                        55,487
     95,725    Series 1990-76, Class G,
               7.00%, 7-25-2020                                         98,513
     49,181    Series 1991-21, Class J,
               7.00%, 03-25-2021                                        51,982
    203,880    Series 1993-32, Class H,
               6.00%, 03-25-2023                                       210,805
    426,977    Series 1993-58, Class H,
               5.50%, 04-25-2023                                       446,424
    450,000    Series 2003-31, Class KG,
               4.50%, 12-25-2028                                       453,225
    203,619    Series 2003-44, Class AB,
               3.75%, 05-25-2033                                       203,942
               Government National
               Mortgage Association
               (GNMA):
    336,527    6.50%, 08-15-2027                                       355,890
    524,070    6.00%, 12-20-2028                                       542,715
    229,348    6.50%, 01-20-2029                                       241,597
    229,453    6.50%, 02-20-2029                                       241,707
    398,995    6.00%, 11-20-2033                                       412,911
                                                                   -----------
                                                                    11,523,265
                                                                   -----------

MUNICIPAL BOND - 0.6%
    263,915    Tobacco Settlement
               Financing Corporation,
               Series 2001-A, Class A,
               6.36%, 05-15-2025                                       258,156
                                                                   -----------

INTERNATIONAL (U.S. $ DENOMINATED) - 2.3%
    450,000    Corp. Andina De
               Fomento Notes,
               7.38%, 01-18-2011                                       508,923
    400,000    PEMEX Project Fielding
               Master Trust Company
               Guarantee,
               9.13%, 10-13-2010                                       475,000
                                                                   -----------
                                                                       983,923
                                                                   -----------

U.S. GOVERNMENT AGENCY ISSUE - 1.0%
    380,000    Federal Home Loan
               Mortgage Corporation
               (FHLMC),
               6.63%, 09-15-2009                                       434,557
                                                                   -----------

U.S. TREASURY OBLIGATIONS - 16.1%
               U.S. Treasury Bonds:
  1,950,000    9.25%, 02-15-2016                                     2,798,936
  3,050,000    6.25%, 08-15-2023                                     3,476,405
    525,000    U.S. Treasury Note,
               6.00%, 08-15-2009                                       594,665
                                                                   -----------
                                                                     6,870,006
                                                                   -----------
               Total Long-Term
               Investments
               (Cost $40,249,993)                                   41,285,571
                                                                   -----------

   SHARES
   ------
SHORT-TERM INVESTMENTS - 3.1%

INVESTMENT COMPANY - 2.3%
    997,425    Investment Company
               Cash Reserve Portfolio -
               AIM Fund                                                997,425
                                                                   -----------

 Principal
   Amount
 ---------
VARIABLE RATE DEMAND NOTES#<F28> - 0.8%
     93,758    American Family Financial
               Services, Inc., 0.76%                                    93,758
    235,943    Wisconsin Corporation
               Central Credit
               Union, 0.79%                                            235,943
                                                                   -----------
                                                                       329,701
                                                                   -----------
               Total Short-Term
               Investments
               (Cost $1,327,126)                                     1,327,126
                                                                   -----------
               Total Investments
               (Cost $41,577,119)
               99.5%                                                42,612,697
                                                                   -----------
               Other Assets, less
               Liabilities   0.5%                                      221,418
                                                                   -----------
               TOTAL NET
               ASSETS  100.0%                                      $42,834,115
                                                                   -----------
                                                                   -----------

 ^<F50>   Non-income producing security
 *<F26>   Unregistered security
**<F27>   Fair valued security
 #<F28> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2003.

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES       DECEMBER 31, 2003

                                                                                            BAIRD
                                                    BAIRD                                INTERMEDIATE           BAIRD
                                                 INTERMEDIATE      BAIRD AGGREGATE        MUNICIPAL           CORE PLUS
                                                  BOND FUND           BOND FUND           BOND FUND           BOND FUND
                                                 ---------            ---------           ----------          ----------
ASSETS:
  Investments, at value                          $150,044,655        $ 92,233,386        $ 30,433,426        $ 42,612,697
    (cost $147,153,946,
    $89,857,299, $29,036,235 and
    $41,577,119, respectively)
  Cash                                                     --             799,983                  --                  --
  Interest receivable                               2,242,351           1,080,115             565,640             585,650
  Receivable for Fund shares sold                      98,383             163,444                  --               3,161
                                                 ------------        ------------        ------------        ------------
  Total assets                                    152,385,389          94,276,928          30,999,066          43,201,508
                                                 ------------        ------------        ------------        ------------


LIABILITIES:
  Bank overdraft                                       38,501                  --                  --                  --
  Payable for securities purchased                  1,040,556           1,946,305                  --             319,648
  Payable for Fund shares purchased                   108,914              30,039                  --               1,605
  Payable to Advisor and Distributor                   38,915              21,711               8,079              11,098
  Other liabilities                                        --               8,495                  --              35,042
                                                 ------------        ------------        ------------        ------------
  Total liabilities                                 1,226,886           2,006,550               8,079             367,393
                                                 ------------        ------------        ------------        ------------
NET ASSETS                                       $151,158,503        $ 92,270,378        $ 30,990,987        $ 42,834,115
                                                 ------------        ------------        ------------        ------------
                                                 ------------        ------------        ------------        ------------

NET ASSETS CONSIST OF:
  Capital stock                                  $148,291,309        $ 89,913,967        $ 29,595,149        $ 42,070,720
  Accumulated undistributed net
    investment income                                  19,667               7,203                  --               5,172
  Accumulated net realized loss
    on investments sold                               (43,182)            (26,879)             (1,353)           (277,355)
  Net unrealized appreciation
    on investments                                  2,890,709           2,376,087           1,397,191           1,035,578
                                                 ------------        ------------        ------------        ------------
NET ASSETS                                       $151,158,503        $ 92,270,378        $ 30,990,987        $ 42,834,115
                                                 ------------        ------------        ------------        ------------
                                                 ------------        ------------        ------------        ------------

INSTITUTIONAL CLASS SHARES
  Net Assets                                     $149,836,855        $ 91,550,534        $ 30,234,195        $ 42,709,634
  Shares outstanding
    ($0.01 par value, unlimited
    shares authorized)                             13,774,239           8,549,014           2,770,770           4,088,695
  Net asset value, offering and
    redemption price per share                   $      10.88        $      10.71        $      10.91        $      10.45
                                                 ------------        ------------        ------------        ------------
                                                 ------------        ------------        ------------        ------------

INVESTOR CLASS SHARES
  Net Assets                                     $  1,321,648        $    719,844        $    756,792        $    124,481
  Shares outstanding
    ($0.01 par value, unlimited
    shares authorized)                                118,294              66,185              68,214              11,662
  Net asset value, offering and
    redemption price per share                   $      11.17        $      10.88        $      11.09        $      10.67
                                                 ------------        ------------        ------------        ------------
                                                 ------------        ------------        ------------        ------------

                     See notes to the financial statements

STATEMENTS OF OPERATIONS       YEAR ENDED DECEMBER 31, 2003

                                                                                            BAIRD
                                                    BAIRD                                INTERMEDIATE           BAIRD
                                                 INTERMEDIATE      BAIRD AGGREGATE        MUNICIPAL           CORE PLUS
                                                  BOND FUND           BOND FUND           BOND FUND           BOND FUND
                                                 ---------            ---------           ----------          ----------
INVESTMENT INCOME:
   Interest income                                $6,877,794          $4,460,680          $1,310,886          $2,316,152
                                                  ----------          ----------          ----------          ----------
   Total investment income                         6,877,794           4,460,680           1,310,886           2,316,152
                                                  ----------          ----------          ----------          ----------

EXPENSES:
   Investment advisory fee                           366,500             216,596              78,471             119,085
   Administration fee                                 73,300              43,319              15,694              23,817
   Distribution expense - Investor
     Class Shares                                      3,009               2,156               1,835                 483
                                                  ----------          ----------          ----------          ----------
   Total expenses                                    442,809             262,071              96,000             143,385
                                                  ----------          ----------          ----------          ----------
NET INVESTMENT INCOME                              6,434,985           4,198,609           1,214,886           2,172,767
                                                  ----------          ----------          ----------          ----------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
   Net realized gain on investments                1,740,221           1,661,350             124,095           1,461,883
   Change in unrealized appreciation
     on investments                                  537,951             106,878             166,880             392,393
                                                  ----------          ----------          ----------          ----------
   Net realized and unrealized gain
     on investments                                2,278,172           1,768,228             290,975           1,854,276
                                                  ----------          ----------          ----------          ----------

NET INCREASE IN NET
  ASSETS RESULTING
  FROM OPERATIONS                                 $8,713,157          $5,966,837          $1,505,861          $4,027,043
                                                  ----------          ----------          ----------          ----------
                                                  ----------          ----------          ----------          ----------

                     See notes to the financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                BAIRD INTERMEDIATE BOND FUND
                                                                           -------------------------------------
                                                                               Year ended          Year ended
                                                                           December 31, 2003   December 31, 2002
                                                                           -----------------   -----------------
OPERATIONS:
   Net investment income                                                      $  6,434,985        $  6,043,311
   Net realized gain on investments                                              1,740,221              10,437
   Change in unrealized appreciation on investments                                537,951           3,392,135
                                                                              ------------        ------------
   Net increase in net assets resulting from operations                          8,713,157           9,445,883
                                                                              ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    43,458,210          72,757,418
   Shares issued to holders in reinvestment of dividends                         7,222,416           5,419,971
   Cost of shares redeemed                                                     (47,428,392)        (24,889,295)
                                                                              ------------        ------------
   Net increase in net assets resulting from
     capital share transactions                                                  3,252,234          53,288,094
                                                                              ------------        ------------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                   (6,546,220)         (6,039,040)
   From realized gains                                                          (1,561,393)           (158,637)
                                                                              ------------        ------------
                                                                                (8,107,613)         (6,197,677)
                                                                              ------------        ------------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                      (49,351)            (42,898)
   From realized gains                                                             (13,425)             (1,196)
                                                                              ------------        ------------
                                                                                   (62,776)            (44,094)
                                                                              ------------        ------------

TOTAL INCREASE IN NET ASSETS                                                     3,795,002          56,492,206

NET ASSETS:
   Beginning of period                                                         147,363,501          90,871,295
                                                                              ------------        ------------
   End of period (including undistributed net investment income
     of $19,667 and $17,870, respectively)                                    $151,158,503        $147,363,501
                                                                              ------------        ------------
                                                                              ------------        ------------

                     See notes to the financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 BAIRD AGGREGATE BOND FUND
                                                                           -------------------------------------
                                                                               Year ended          Year ended
                                                                           December 31, 2003   December 31, 2002
                                                                           -----------------   -----------------
OPERATIONS:
   Net investment income                                                      $  4,198,609        $  5,128,841
   Net realized gain on investments                                              1,661,350             178,651
   Change in unrealized appreciation on investments                                106,878           1,793,364
                                                                              ------------        ------------
   Net increase in net assets resulting from operations                          5,966,837           7,100,856
                                                                              ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    36,689,242          19,283,461
   Shares issued to holders in reinvestment of dividends                         5,339,766           4,474,044
   Cost of shares redeemed                                                     (38,487,603)        (20,113,617)
                                                                              ------------        ------------
   Net increase in net assets resulting from
     capital share transactions                                                  3,541,405           3,643,888
                                                                              ------------        ------------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                   (4,442,442)         (5,196,705)
   From realized gains                                                          (1,435,567)           (389,330)
                                                                              ------------        ------------
                                                                                (5,878,009)         (5,586,035)
                                                                              ------------        ------------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                      (41,011)            (21,628)
   From realized gains                                                             (11,501)             (3,698)
                                                                              ------------        ------------
                                                                                   (52,512)            (25,326)
                                                                              ------------        ------------

TOTAL INCREASE IN NET ASSETS                                                     3,577,721           5,133,383

NET ASSETS:
   Beginning of period                                                          88,692,657          83,559,274
                                                                              ------------        ------------
   End of period (including undistributed net investment income
   of $7,203 and $8,742, respectively)                                        $ 92,270,378        $ 88,692,657
                                                                              ------------        ------------
                                                                              ------------        ------------

                     See notes to the financial statements

                                                                           BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                                                           --------------------------------------
                                                                               Year ended          Year ended
                                                                           December 31, 2003   December 31, 2002
                                                                           -----------------   -----------------
OPERATIONS:
   Net investment income                                                      $  1,214,886        $    771,580
   Net realized gain on investments                                                124,095              12,917
   Change in unrealized appreciation on investments                                166,880           1,233,006
                                                                              ------------        ------------
   Net increase in net assets resulting from operations                          1,505,861           2,017,503
                                                                              ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                     1,659,864          19,006,017
   Shares issued to holders in reinvestment of dividends                         1,279,039             614,857
   Cost of shares redeemed                                                      (4,030,518)         (3,954,182)
                                                                              ------------        ------------
   Net increase (decrease) in net assets resulting from
     capital share transactions                                                 (1,091,615)         15,666,692
                                                                              ------------        ------------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                   (1,198,858)           (798,038)
   From realized gains                                                            (123,978)            (11,070)
                                                                              ------------        ------------
                                                                                (1,322,836)           (809,108)
                                                                              ------------        ------------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                      (25,068)            (19,906)
   From realized gains                                                              (3,070)               (247)
                                                                              ------------        ------------
                                                                                   (28,138)            (20,153)
                                                                              ------------        ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (936,728)         16,854,934

NET ASSETS:
   Beginning of period                                                          31,927,715          15,072,781
                                                                              ------------        ------------
   End of period (including undistributed net investment income
     of $0 and $3,829, respectively)                                          $ 30,990,987        $ 31,927,715
                                                                              ------------        ------------
                                                                              ------------        ------------

                     See notes to the financial statements

                                                                                 BAIRD CORE PLUS BOND FUND
                                                                           -------------------------------------
                                                                               Year ended          Year ended
                                                                           December 31, 2003   December 31, 2002
                                                                           -----------------   -----------------
OPERATIONS:
   Net investment income                                                      $  2,172,767        $  3,459,119
   Net realized gain (loss) on investments                                       1,461,883             (11,979)
   Change in unrealized appreciation on investments                                392,393              87,938
                                                                              ------------        ------------
   Net increase in net assets resulting from operations                          4,027,043           3,535,078
                                                                              ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                     7,748,809          14,614,327
   Shares issued to holders in reinvestment of dividends                         1,824,060           2,585,078
   Cost of shares redeemed                                                     (21,370,481)        (32,033,440)
                                                                              ------------        ------------
   Net decrease in net assets resulting from
     capital share transactions                                                (11,797,612)        (14,834,035)
                                                                              ------------        ------------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                   (2,456,877)         (3,428,087)
   From realized gains                                                          (1,443,349)           (181,952)
                                                                              ------------        ------------
                                                                                (3,900,226)         (3,610,039)
                                                                              ------------        ------------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                       (8,965)            (12,350)
   From realized gains                                                              (4,074)             (1,058)
                                                                              ------------        ------------
                                                                                   (13,039)            (13,408)
                                                                              ------------        ------------

TOTAL DECREASE IN NET ASSETS                                                   (11,683,834)        (14,922,404)

NET ASSETS:
   Beginning of period                                                          54,517,949          69,440,353
                                                                              ------------        ------------
   End of period (including undistributed net investment income
     of $5,172 and $6,238, respectively)                                      $ 42,834,115        $ 54,517,949
                                                                              ------------        ------------
                                                                              ------------        ------------

                     See notes to the financial statements

FINANCIAL HIGHLIGHTS

                                                                          BAIRD INTERMEDIATE BOND FUND
                                              -------------------------------------------------------------------------------------
  Institutional
                                                Institutional       Institutional       Institutional           Class Shares
                                                 Class Shares        Class Shares        Class Shares    September 29, 2000(1)<F29>
                                                  Year ended          Year ended          Year ended              through
                                              December 31, 2003   December 31, 2002   December 31, 2001      December 31, 2000
                                              -----------------   -----------------   -----------------      -----------------
Per Share Data:
   Net asset value, beginning of period         $       10.86       $       10.60       $       10.55          $       10.00
                                                -------------       -------------       -------------          -------------

Income from investment operations:
   Net investment income                                 0.49                0.56                0.62(6)<F34>           0.13
   Net realized and unrealized gains
     on investments                                      0.14                0.27                0.08(7)<F35>           0.53
                                                -------------       -------------       -------------          -------------
   Total from investment operations                      0.63                0.83                0.70                   0.66
                                                -------------       -------------       -------------          -------------

Less distributions:
   Dividends from net investment income                 (0.49)              (0.56)              (0.62)                 (0.11)
   Distributions from net realized gains                (0.12)              (0.01)              (0.03)                 (0.00)(5)
                                                                                                                            <F33>
                                                -------------       -------------       -------------          -------------
   Total distributions                                  (0.61)              (0.57)              (0.65)                 (0.11)
                                                -------------       -------------       -------------          -------------
Net asset value, end of period                  $       10.88       $       10.86       $       10.60          $       10.55
                                                -------------       -------------       -------------          -------------
                                                -------------       -------------       -------------          -------------
Total return                                            5.89%               8.02%               6.68%                  6.63%(2)
                                                                                                                           <F30>

Supplemental data and ratios:
   Net assets, end of period                    $ 149,836,855       $ 146,236,339       $  89,682,104          $   9,769,062
   Ratio of expenses to average net assets              0.30%               0.30%               0.30%                  0.30%(3)
                                                                                                                            <F31>
   Ratio of net investment income
     to average net assets                              4.39%               5.20%               5.71%                  6.73%(3)
                                                                                                                            <F31>
   Portfolio turnover rate(4)<F32>                      64.4%               41.1%               79.5%                 102.5%

(1)<F29>  Commencement of operations.
(2)<F30>  Not annualized.
(3)<F31>  Annualized.
(4)<F32> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F33>  Amount is less than $0.01.
(6)<F34>  Calculated using average shares outstanding during the period.
(7)<F35> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                     See notes to the financial statements

                                                                    BAIRD INTERMEDIATE BOND FUND
                                  -------------------------------------------------------------------------------------------------
                                                                                                            Investor Class Shares
                                  Investor Class Shares   Investor Class Shares   Investor Class Shares  September 29, 2000(1)<F36>
                                        Year ended             Year ended              Year ended                  through
                                    December 31, 2003       December 31, 2002       December 31, 2001         December 31, 2000
                                    -----------------       -----------------       -----------------         -----------------
Per Share Data:
   Net asset value,
     beginning of period              $       11.13           $       10.71           $       10.56             $       10.00
                                      -------------           -------------           -------------             -------------

Income from investment operations:
   Net investment income                       0.48                    0.54(6)<F41>            0.59(6)<F41>              0.13
   Net realized and unrealized gains
     on investments                            0.14                    0.27                    0.08(7)<F42>              0.53
                                      -------------           -------------           -------------             -------------
   Total from investment operations            0.62                    0.81                    0.67                      0.66
                                      -------------           -------------           -------------             -------------

Less distributions:
   Dividends from net investment income       (0.46)                  (0.38)                  (0.49)                    (0.10)
   Distributions from net realized gains      (0.12)                  (0.01)                  (0.03)                    (0.00)(5)
                                                                                                                             <F40>
                                      -------------           -------------           -------------             -------------
   Total distributions                        (0.58)                  (0.39)                  (0.52)                    (0.10)
                                      -------------           -------------           -------------             -------------
Net asset value, end of period        $       11.17           $       11.13           $       10.71             $       10.56
                                      -------------           -------------           -------------             -------------
                                      -------------           -------------           -------------             -------------
Total return                                  5.61%                   7.74%                   6.43%                     6.68%(2)
                                                                                                                             <F37>

Supplemental data and ratios:
   Net assets, end of period          $   1,321,648           $   1,127,162           $   1,189,191             $     351,262
   Ratio of expenses
     to average net assets                    0.55%                   0.55%                   0.55%                     0.55%(3)
                                                                                                                            <F38>
   Ratio of net investment income
     to average net assets                    4.14%                   4.95%                   5.46%                     6.48%(3)
                                                                                                                            <F38>

   Portfolio turnover rate(4)<F39>            64.4%                   41.1%                   79.5%                    102.5%

(1)<F36>  Commencement of operations.
(2)<F37>  Not annualized.
(3)<F38>  Annualized.
(4)<F39> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F40>  Amount is less than $0.01.
(6)<F41>  Calculated using average shares outstanding during the period.
(7)<F42> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                     See notes to the financial statements

                                                                            BAIRD AGGREGATE BOND FUND
                                              -------------------------------------------------------------------------------------
  Institutional
                                                Institutional       Institutional       Institutional           Class Shares
                                                 Class Shares        Class Shares        Class Shares    September 29, 2000(1)<F43>
                                                  Year ended          Year ended          Year ended              through
                                              December 31, 2003   December 31, 2002   December 31, 2001      December 31, 2000
                                              -----------------   -----------------   -----------------      -----------------
Per Share Data:
   Net asset value, beginning of period         $       10.69       $       10.51       $       10.42          $       10.00
                                                -------------       -------------       -------------          -------------

Income from investment operations:
   Net investment income                                 0.56                0.62                0.68                   0.16
   Net realized and unrealized gains
     on investments                                      0.20                0.23                0.17                   0.42
                                                -------------       -------------       -------------          -------------
   Total from investment operations                      0.76                0.85                0.85                   0.58
                                                -------------       -------------       -------------          -------------

Less distributions:
   Dividends from net investment income                 (0.56)              (0.62)              (0.67)                 (0.16)
   Distributions from net realized gains                (0.18)              (0.05)              (0.09)                 (0.00)(5)
                                                                                                                            <F47>
                                                -------------       -------------       -------------          -------------
   Total distributions                                  (0.74)              (0.67)              (0.76)                 (0.16)
                                                -------------       -------------       -------------          -------------
Net asset value, end of period                  $       10.71       $       10.69       $       10.51          $       10.42
                                                -------------       -------------       -------------          -------------
                                                -------------       -------------       -------------          -------------
Total return                                            7.19%               8.30%               8.33%                  5.78%(2)
                                                                                                                           <F44>

Supplemental data and ratios:
   Net assets, end of period                    $  91,550,534       $  87,847,176       $  83,392,652          $  35,975,190
   Ratio of expenses to average net assets              0.30%               0.30%               0.30%                  0.30%(3)
                                                                                                                           <F45>
   Ratio of net investment income
     to average net assets                              4.85%               5.75%               6.33%                  6.85%(3)
                                                                                                                           <F45>
   Portfolio turnover rate(4)<F46>                     106.7%               51.2%               79.2%                  14.7%

(1)<F43>  Commencement of operations.
(2)<F44>  Not annualized.
(3)<F45>  Annualized.
(4)<F46> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F47>  Amount is less than $0.01.

                     See notes to the financial statements

                                                                      BAIRD AGGREGATE BOND FUND
                                  -------------------------------------------------------------------------------------------------
                                                                                                            Investor Class Shares
                                  Investor Class Shares   Investor Class Shares   Investor Class Shares  September 29, 2000(1)<F48>
                                        Year ended             Year ended              Year ended                  through
                                    December 31, 2003       December 31, 2002       December 31, 2001         December 31, 2000
                                    -----------------       -----------------       -----------------         -----------------
Per Share Data:
   Net asset value,
     beginning of period              $       10.84           $       10.57           $       10.43             $       10.00
                                      -------------           -------------           -------------             -------------

Income from investment operations:
   Net investment income                       0.55                    0.60(6)<F53>            0.65(6)<F53>              0.15
   Net realized and unrealized gains
     on investments                            0.19                    0.23                    0.17                      0.42
                                      -------------           -------------           -------------             -------------
   Total from investment operations            0.74                    0.83                    0.82                      0.57
                                      -------------           -------------           -------------             -------------

Less distributions:
   Dividends from net investment income       (0.52)                  (0.51)                  (0.59)                    (0.14)
   Distributions from net realized gains      (0.18)                  (0.05)                  (0.09)                    (0.00)(5)
                                                                                                                             <F52>
                                      -------------           -------------           -------------             -------------
   Total distributions                        (0.70)                  (0.56)                  (0.68)                    (0.14)
                                      -------------           -------------           -------------             -------------
Net asset value, end of period        $       10.88           $       10.84           $       10.57             $       10.43
                                      -------------           -------------           -------------             -------------
                                      -------------           -------------           -------------             -------------
Total return                                  6.95%                   8.08%                   7.98%                     5.77%(2)
                                                                                                                            <F49>

Supplemental data and ratios:
   Net assets, end of period          $     719,844           $     845,481           $     166,622             $      13,223
   Ratio of expenses
     to average net assets                    0.55%                   0.55%                   0.55%                     0.55%(3)
                                                                                                                            <F50>
   Ratio of net investment income
     to average net assets                    4.60%                   5.50%                   6.08%                     6.60%(3)
                                                                                                                            <F50>
   Portfolio turnover rate(4)<F51>           106.7%                   51.2%                   79.2%                     14.7%

(1)<F48>  Commencement of operations.
(2)<F49>  Not annualized.
(3)<F50>  Annualized.
(4)<F51> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F52>  Amount is less than $0.01.
(6)<F53>  Calculated using average shares outstanding during the period.

                     See notes to the financial statements

                                                                        BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                                         ---------------------------------------------------------------------
                                                                                                            Institutional
                                                           Institutional           Institutional             Class Shares
                                                            Class Shares            Class Shares        March 30, 2001(1)<F54>
                                                             Year ended              Year ended                through
                                                         December 31, 2003       December 31, 2002        December 31, 2001
                                                         -----------------       -----------------        -----------------
Per Share Data:
   Net asset value, beginning of period                    $       10.86           $       10.25            $       10.00
                                                           -------------           -------------            -------------

Income from investment operations:
   Net investment income                                            0.42(5)<F58>            0.43(5)<F58>             0.34(5)<F58>
   Net realized and unrealized gains on investments                 0.10                    0.64                     0.17(6)<F59>
                                                           -------------           -------------            -------------
   Total from investment operations                                 0.52                    1.07                     0.51
                                                           -------------           -------------            -------------

Less distributions:

   Dividends from net investment income                            (0.43)                  (0.46)                   (0.25)
   Distributions from net realized gains                           (0.04)                  (0.00)(7)<F60>           (0.01)
                                                           -------------           -------------            -------------
   Total distributions                                             (0.47)                  (0.46)                   (0.26)
                                                           -------------           -------------            -------------
Net asset value, end of period                             $       10.91           $       10.86            $       10.25
                                                           -------------           -------------            -------------
                                                           -------------           -------------            -------------
Total return                                                       4.91%                  10.72%                    5.02%(2)<F55>

Supplemental data and ratios:
   Net assets, end of period                               $  30,234,195           $  31,221,508            $  14,448,572
   Ratio of expenses to average net assets                         0.30%                   0.30%                    0.30%(3)<F56>
   Ratio of net investment income to average net assets            3.88%                   4.11%                    4.32%(3)<F56>
   Portfolio turnover rate(4)<F57>                                 17.7%                   32.6%                    14.8%

(1)<F54>  Commencement of operations.
(2)<F55>  Not annualized.
(3)<F56>  Annualized.
(4)<F57> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F58>  Calculated using average shares outstanding during the period.
(6)<F59> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7)<F60>  Amount is less than $0.01.

                     See notes to the financial statements

                                                                        BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                                       -----------------------------------------------------------------------
                                                                                                        Investor Class Shares
                                                       Investor Class Shares   Investor Class Shares    March 30, 2001(1)<F61>
                                                             Year ended              Year ended                through
                                                         December 31, 2003       December 31, 2002        December 31, 2001
                                                         -----------------       -----------------        -----------------
Per Share Data:
   Net asset value, beginning of period                     $       11.02          $       10.27            $       10.00
                                                            -------------          -------------            -------------

Income from investment operations:
   Net investment income                                             0.40(5)<F65>           0.41(5)<F65>             0.31(5)<F65>
   Net realized and unrealized gains on investments                  0.10                   0.64                     0.17(6)<F66>
                                                            -------------          -------------            -------------
   Total from investment operations                                  0.50                   1.05                     0.48
                                                            -------------          -------------            -------------

Less distributions:
   Dividends from net investment income                             (0.39)                 (0.30)                   (0.20)

   Distributions from net realized gains                            (0.04)                 (0.00)(7)<F67>           (0.01)
                                                            -------------          -------------            -------------
   Total distributions                                              (0.43)                 (0.30)                   (0.21)
                                                            -------------          -------------            -------------
Net asset value, end of period                              $       11.09          $       11.02            $       10.27
                                                            -------------          -------------            -------------
                                                            -------------          -------------            -------------
Total return                                                        4.69%                 10.46%                    4.74%(2)<F62>

Supplemental data and ratios:
   Net assets, end of period                                $     756,792          $     706,207            $     624,209
   Ratio of expenses to average net assets                          0.55%                  0.55%                    0.55%(3)<F63>
   Ratio of net investment income to average net assets             3.63%                  3.86%                    4.07%(3)<F63>
   Portfolio turnover rate(4)<F64>                                  17.7%                  32.6%                    14.8%

(1)<F61>  Commencement of operations.
(2)<F62>  Not annualized.
(3)<F63>  Annualized.
(4)<F64> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F65>  Calculated using average shares outstanding during the period.
(6)<F66> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7)<F67>  Amount is less than $0.01.

                     See notes to the financial statements

                                                                      BAIRD CORE PLUS BOND FUND
                                    -----------------------------------------------------------------------------------------------
   Institutional
                                      Institutional           Institutional           Institutional             Class Shares
                                       Class Shares           Class Shares            Class Shares       September 29, 2000(1)<F68>
                                        Year ended             Year ended              Year ended                  through
                                    December 31, 2003       December 31, 2002       December 31, 2001         December 31, 2000
                                    -----------------       -----------------       -----------------         -----------------
Per Share Data:
   Net asset value,
     beginning of period              $       10.45           $       10.42           $       10.45             $       10.00
                                      -------------           -------------           -------------             -------------

Income from investment operations:
   Net investment income                       0.56                    0.62                    0.65                      0.14
   Net realized and unrealized gains
     on investments                            0.36                    0.07                    0.05                      0.45
                                      -------------           -------------           -------------             -------------
   Total from investment operations            0.92                    0.69                    0.70                      0.59
                                      -------------           -------------           -------------             -------------

Less distributions:
   Dividends from net investment income       (0.56)                  (0.62)                  (0.66)                    (0.14)
   Distributions from net realized gains      (0.36)                  (0.04)                  (0.07)                    (0.00)(5)
                                                                                                                             <F72>
                                      -------------           -------------           -------------             -------------
   Total distributions                        (0.92)                  (0.66)                  (0.73)                    (0.14)
                                      -------------           -------------           -------------             -------------
Net asset value, end of period        $       10.45           $       10.45           $       10.42             $       10.45
                                      -------------           -------------           -------------             -------------
                                      -------------           -------------           -------------             -------------
Total return                                  8.94%                   6.90%                   6.84%                     5.89%(2)
                                                                                                                            <F69>

Supplemental data and ratios:
   Net assets, end of period          $  42,709,634           $  54,221,923           $  69,182,002             $  40,083,054
   Ratio of expenses
     to average net assets                    0.30%                   0.30%                   0.30%                     0.30%(3)
                                                                                                                            <F70>
   Ratio of net investment income
     to average net assets                    4.56%                   6.03%                   6.25%                     6.68%(3)
                                                                                                                            <F70>
   Portfolio turnover rate(4)<F71>           103.1%                   66.8%                   47.0%                     11.8%

(1)<F68>  Commencement of operations.
(2)<F69>  Not annualized.
(3)<F70>  Annualized.
(4)<F71> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F72>  Amount is less than $0.01.

                     See notes to the financial statements

                                                                      BAIRD CORE PLUS BOND FUND
                                  -------------------------------------------------------------------------------------------------
                                                                                                            Investor Class Shares
                                  Investor Class Shares   Investor Class Shares   Investor Class Shares  September 29, 2000(1)<F73>
                                        Year ended             Year ended              Year ended                  through
                                    December 31, 2003       December 31, 2002       December 31, 2001         December 31, 2000
                                    -----------------       -----------------       -----------------         -----------------
Per Share Data:
   Net asset value,
     beginning of period              $       10.65           $       10.49           $       10.45             $       10.00
                                      -------------           -------------           -------------             -------------

Income from investment operations:
   Net investment income                       0.53(6)<F78>            0.60(6)<F78>            0.64(6)<F78>              0.12
   Net realized and unrealized gains
     on investments                            0.37                    0.07                    0.05                      0.45
                                      -------------           -------------           -------------             -------------
   Total from investment operations            0.90                    0.67                    0.69                      0.57
                                      -------------           -------------           -------------             -------------

Less distributions:
   Dividends from net investment income       (0.52)                  (0.47)                  (0.58)                    (0.12)
   Distributions from net realized gains      (0.36)                  (0.04)                  (0.07)                    (0.00)(5)
                                                                                                                             <F77>
                                      -------------           -------------           -------------             -------------
   Total distributions                        (0.88)                  (0.51)                  (0.65)                    (0.12)
                                      -------------           -------------           -------------             -------------
Net asset value, end of period        $       10.67           $       10.65           $       10.49             $       10.45
                                      -------------           -------------           -------------             -------------
                                      -------------           -------------           -------------             -------------
Total return                                  8.60%                   6.58%                   6.70%                     5.73%(2)
                                                                                                                            <F74>

Supplemental data and ratios:
   Net assets, end of period          $     124,481           $     296,026           $     258,351             $      13,222
   Ratio of expenses
     to average net assets                    0.55%                   0.55%                   0.55%                     0.55%(3)
                                                                                                                            <F75>
   Ratio of net investment income
     to average net assets                    4.31%                   5.78%                   6.00%                     6.43%(3)
                                                                                                                            <F75>
   Portfolio turnover rate(4)<F76>           103.1%                   66.8%                   47.0%                     11.8%

(1)<F73>  Commencement of operations.
(2)<F74>  Not annualized.
(3)<F75>  Annualized.
(4)<F76> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F77>  Amount is less than $0.01.
(6)<F78>  Calculated using average shares outstanding during the period.

                     See notes to the financial statements

NOTES TO THE FINANCIAL STATEMENTS       DECEMBER 31, 2003

1. ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund (each a "Fund" and collectively the "Funds"), four of the seven portfolios comprising the Corporation and each a diversified fund. One additional series, the Baird Short-Term Bond Fund, is not presently being offered to investors.

The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000. The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

Prior to December 30, 2002, the investment objective of the Baird Core Plus Bond Fund was to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more. At a meeting held on December 30, 2002, the shareholders of the Baird Core Plus Bond Fund approved a change in the Fund's investment objective so that instead of seeking to outperform the Government/Credit Bond Index, the Fund will seek to outperform the Lehman Brothers U.S. Universal Bond Index before Fund expenses. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt. In conjunction with the change in investment objective, the name of the Fund was changed from the Baird Core Bond Fund to the Baird Core Plus Bond Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Debt securities are valued at the latest bid price. Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities traded on NASDAQ are valued at the NASDAQ official closing price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Unregistered Securities - Three of the Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without costs to the Funds. The Funds have no right to require registration of unregistered securities. The value of such securities for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund was $7,259,817 (4.80% of net assets), $3,387,214 (3.67% of net assets) and $1,740,862 (4.06% of net assets), respectively, at December 31, 2003.

c) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

d) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

e) Distributions to Shareholders - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized using the interest method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts. Subscriptions in-kind are included in proceeds from shares sold.

3. CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD INTERMEDIATE BOND FUND

                                                        Year Ended
                                                    December 31, 2003
                                           -----------------------------------
INSTITUTIONAL CLASS SHARES                      $                     Shares
                                           ------------             ----------
Shares sold                                $ 43,116,910             3,940,148
Shares issued through
  reinvestment of dividends                   7,173,357               655,863
Shares redeemed                             (47,232,471)           (4,289,404)
                                           ------------            ----------
Net Increase                               $  3,057,796               306,607
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                             13,467,632
                                                                   ----------
   End of period                                                   13,774,239
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2002
                                           -----------------------------------
INSTITUTIONAL CLASS SHARES                      $                     Shares
                                           ------------             ----------
Shares sold                                $ 72,426,596             6,772,682
Shares issued through
  reinvestment of dividends                   5,385,313               504,042
Shares redeemed                             (24,413,576)           (2,272,314)
                                           ------------            ----------
Net Increase                               $ 53,398,333             5,004,410
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                              8,463,222
                                                                   ----------
   End of period                                                   13,467,632
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2003
                                           -----------------------------------
INVESTOR CLASS SHARES                           $                     Shares
                                           ------------             ----------
Shares sold                                $    341,300                30,154
Shares issued through
  reinvestment of dividends                      49,059                 4,370
Shares redeemed                                (195,921)              (17,497)
                                           ------------            ----------
Net Increase                               $    194,438                17,027
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                                101,267
                                                                   ----------
   End of period                                                      118,294
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2002
                                           -----------------------------------
INVESTOR CLASS SHARES                           $                     Shares
                                           ------------             ----------
Shares sold                                $    330,822                30,694
Shares issued through
  reinvestment of dividends                      34,658                 3,209
Shares redeemed                                (475,719)              (43,697)
                                           ------------            ----------
Net Decrease                               $   (110,239)               (9,794)
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                                111,061
                                                                   ----------
   End of period                                                      101,267
                                                                   ----------
                                                                   ----------

BAIRD AGGREGATE BOND FUND

                                                        Year Ended
                                                    December 31, 2003
                                           -----------------------------------
INSTITUTIONAL CLASS SHARES                      $                     Shares
                                           ------------             ----------
Shares sold                                $ 36,542,668             3,355,566
Shares issued through
  reinvestment of dividends                   5,293,396               490,460
Shares redeemed                             (38,165,353)           (3,516,771)
                                           ------------            ----------
Net Increase                               $  3,670,711               329,255
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                              8,219,759
                                                                   ----------
   End of period                                                    8,549,014
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2002
                                           -----------------------------------
INSTITUTIONAL CLASS SHARES                      $                     Shares
                                           ------------             ----------
Shares sold                                $ 18,588,606             1,756,712
Shares issued through
  reinvestment of dividends                   4,456,325               422,385
Shares redeemed                             (20,067,579)           (1,894,427)
                                           ------------            ----------
Net Increase                               $  2,977,352               284,670
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                              7,935,089
                                                                   ----------
   End of period                                                    8,219,759
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2003
                                           -----------------------------------
INVESTOR CLASS SHARES                           $                     Shares
                                           ------------             ----------
Shares sold                                $    146,574                13,362
Shares issued through
  reinvestment of dividends                      46,370                 4,231
Shares redeemed                                (322,250)              (29,428)
                                           ------------            ----------
Net Decrease                               $   (129,306)              (11,835)
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                                 78,020
                                                                   ----------
   End of period                                                       66,185
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2002
                                           -----------------------------------
INVESTOR CLASS SHARES                           $                     Shares
                                           ------------             ----------
Shares sold                                $    694,855                64,941
Shares issued through
  reinvestment of dividends                      17,719                 1,650
Shares redeemed                                 (46,038)               (4,333)
                                           ------------            ----------
Net Increase                               $    666,536                62,258
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                                 15,762
                                                                   ----------
   End of period                                                       78,020
                                                                   ----------
                                                                   ----------

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                                        Year Ended
                                                    December 31, 2003
                                           -----------------------------------
INSTITUTIONAL CLASS SHARES                      $                     Shares
                                           ------------             ----------
Shares sold                                $    947,840                87,103
Shares issued through
  reinvestment of dividends                   1,258,681               115,648
Shares redeemed                              (3,356,549)             (308,069)
                                           ------------            ----------
Net Decrease                               $ (1,150,028)             (105,318)
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                              2,876,088
                                                                   ----------
   End of period                                                    2,770,770
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2002
                                           -----------------------------------
INSTITUTIONAL CLASS SHARES                      $                     Shares
                                           ------------             ----------
Shares sold                                $ 18,541,000             1,741,855
Shares issued through
  reinvestment of dividends                     595,558                56,402
Shares redeemed                              (3,504,170)             (331,901)
                                           ------------            ----------
Net Increase                               $ 15,632,388             1,466,356
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                              1,409,732
                                                                   ----------
   End of period                                                    2,876,088
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2003
                                           -----------------------------------
INVESTOR CLASS SHARES                           $                     Shares
                                           ------------             ----------
Shares sold                                $    712,024                64,242
Shares issued through
  reinvestment of dividends                      20,358                 1,838
Shares redeemed                                (673,969)              (61,970)
                                           ------------            ----------
Net Increase                               $     58,413                 4,110
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                                 64,104
                                                                   ----------
   End of period                                                       68,214
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2002
                                           -----------------------------------
INVESTOR CLASS SHARES                           $                     Shares
                                           ------------             ----------
Shares sold                                $    465,017                43,033
Shares issued through
  reinvestment of dividends                      19,299                 1,829
Shares redeemed                                (450,012)              (41,514)
                                           ------------            ----------
Net Increase                               $     34,304                 3,348
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                                 60,756
                                                                   ----------
   End of period                                                       64,104
                                                                   ----------
                                                                   ----------

BAIRD CORE PLUS BOND FUND

                                                        Year Ended
                                                    December 31, 2003
                                           -----------------------------------
INSTITUTIONAL CLASS SHARES                      $                     Shares
                                           ------------             ----------
Shares sold                                $  7,732,126               725,295
Shares issued through
  reinvestment of dividends                   1,816,338               171,853
Shares redeemed                             (21,173,372)           (1,996,165)
                                           ------------            ----------
Net Decrease                               $(11,624,908)           (1,099,017)
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                              5,187,712
                                                                   ----------
   End of period                                                    4,088,695
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2002
                                           -----------------------------------
INSTITUTIONAL CLASS SHARES                      $                     Shares
                                           ------------             ----------
Shares sold                                $ 14,591,327             1,402,586
Shares issued through
  reinvestment of dividends                   2,575,585               250,196
Shares redeemed                             (32,033,440)           (3,102,403)
                                           ------------            ----------
Net Decrease                               $(14,866,528)           (1,449,621)
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                              6,637,333
                                                                   ----------
   End of period                                                    5,187,712
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2003
                                           -----------------------------------
INVESTOR CLASS SHARES                           $                     Shares
                                           ------------             ----------
Shares sold                                $     16,683                 1,510
Shares issued through
  reinvestment of dividends                       7,722                   716
Shares redeemed                                (197,109)              (18,350)
                                           ------------            ----------
Net Decrease                               $   (172,704)              (16,124)
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                                 27,786
                                                                   ----------
   End of period                                                       11,662
                                                                   ----------
                                                                   ----------

                                                        Year Ended
                                                    December 31, 2002
                                           -----------------------------------
INVESTOR CLASS SHARES                           $                     Shares
                                           ------------             ----------
Shares sold                                $     23,000                 2,237
Shares issued through
  reinvestment of dividends                       9,493                   912
Shares redeemed                                      --                    --
                                           ------------            ----------
Net Increase                               $     32,493                 3,149
                                           ------------
                                           ------------
Shares Outstanding:
   Beginning of period                                                 24,637
                                                                   ----------
   End of period                                                       27,786
                                                                   ----------
                                                                   ----------

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period ended December 31, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

                          Baird Intermediate   Baird Aggregate    Baird Intermediate   Baird Core Plus
                              Bond Fund           Bond Fund      Municipal Bond Fund      Bond Fund
                          ------------------   ---------------   -------------------   ---------------
Purchases:
   U.S. Government           $51,502,293         $61,138,787         $ 5,436,157         $28,935,030
   Other                     $38,476,286         $27,209,128         $        --         $16,389,448
Sales:
   U.S. Government           $63,855,858         $57,344,710         $ 6,420,010         $43,344,482
   Other                     $25,280,148         $31,715,419         $        --         $14,871,544


At December 31, 2003, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

                          COST FOR
                          FEDERAL        TAX BASIS        TAX BASIS      TAX BASIS NET                      DISTRIBUTABLE
                           INCOME          GROSS            GROSS          UNREALIZED      DISTRIBUTABLE      LONG-TERM
                            TAX          UNREALIZED      UNREALIZED       APPRECIATION       ORDINARY          CAPITAL
                          PURPOSES      APPRECIATION    DEPRECIATION     (DEPRECIATION)       INCOME            GAINS
                          --------      ------------    ------------     --------------   --------------    -------------
Baird Intermediate
Bond Fund               $147,224,497    $ 4,723,041      $ 1,902,883      $ 2,820,158       $    47,036       $       --
Baird Aggregate
Bond Fund               $ 89,863,356    $ 3,042,047      $   672,017      $ 2,370,030       $     7,203       $       --
Baird Intermediate
Municipal
Bond Fund               $ 29,036,235    $ 1,455,405      $    58,214      $ 1,397,191       $        --       $       --
Baird Core Plus
Bond Fund               $ 41,596,659    $ 1,575,506      $   559,468      $ 1,016,038       $     5,172       $        8

Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

The tax components of dividends paid during the years ended December 31, 2003 and 2002 were:

                                                        2003                               2002
                                           -------------------------------    -------------------------------
                                              ORDINARY         LONG-TERM         ORDINARY         LONG-TERM
                                               INCOME        CAPITAL GAINS        INCOME        CAPITAL GAINS
                                           DISTRIBUTIONS     DISTRIBUTIONS    DISTRIBUTIONS     DISTRIBUTIONS
                                           -------------     -------------    -------------     -------------
Baird Intermediate Bond Fund                 $8,170,389       $       --        $6,198,787       $   42,984
Baird Aggregate Bond Fund                    $4,483,491       $1,447,030        $5,358,471       $  252,890
Baird Intermediate Municipal Bond Fund       $1,349,373       $    1,601        $  821,243       $    8,018
Baird Core Plus Bond Fund                    $2,630,370       $1,282,895        $3,445,426       $  178,021

For the years ended December 31, 2003 and 2002, the Baird Intermediate Municipal Bond Fund designates 89.75% and 98.56%, respectively, of its ordinary income distributions as exempt interest dividends (unaudited).

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2003, the Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund elected to defer capital losses occurring between November 1, 2003 and December 31, 2003 in the amount of $20,822, $1,353 and $257,823, respectively.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with the Advisor. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees and fees under the 12b-1 plan. Pursuant to the Administration Agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund as applied to the respective Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

6. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to compensate the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund incurred $3,009, $2,156, $1,835 and $483, respectively, in fees pursuant to the Plan for the year ended December 31, 2003.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Baird Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund (four of the portfolios constituting Baird Funds, Inc., hereafter referred to as the "Funds") at December 31, 2003, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

February 13, 2004

DIRECTORS & OFFICERS

                                                                                                       Number of
                                                                                                       Portfolios   Other
                                 Position(s)      Term of Office  Principal                            in Complex   Directorships
                                 Held with        and Length of   Occupation(s)                        Overseen     Held
Name, Address, and Age           the Corporation  Time Served     During Past 5 Years                  by Director  by Director
----------------------           ---------------  --------------  -------------------                  -----------  -------------

G. Frederick Kasten, Jr. *<F79>  Director         Indefinite;     Chairman, the Advisor since January      6        Director of
777 East Wisconsin Avenue        And              Since September 2000; Chairman & CEO, the Advisor                 Regal-Beloit
Milwaukee, WI  53202             Chairman         2000            (January 1998-January 2000);                      Corporation,
Age:  65                                                          President, Chairman and CEO, the                  a manufacturing
                                                                  Advisor (June 1983-January 1998)                  company

John W. Feldt                    Independent      Indefinite;     Senior Vice President-Finance,           6        Director of
University of                    Director         Since September University of Wisconsin Foundation                Thompson
  Wisconsin Foundation                            2000            since 1985; Vice President-Finance,               Plumb Funds,
1848 University Avenue                                            University of Wisconsin Foundation                a mutual fund
Madison, WI  53705                                                (1980-1985); Associate Director,                  complex of
Age:  61                                                          University of Wisconsin                           which Mr.
                                                                  Foundation (1967-1980)                            Feldt oversees
                                                                                                                    4 portfolios

George C. Kaiser                 Independent      Indefinite;     CEO, George Kaiser & Co., a              6        None
759 N. Milwaukee Street          Director         Since September business consulting company, since
Milwaukee, WI  53202                              2000            1988; Chairman and CEO, Hanger Tight
Age:  71                                                          Company, a manufacturing company
                                                                  (1988-1999); Chairman and CEO,
                                                                  Interstore Transfer Systems, Ltd., a
                                                                  manufacturing company (1992-1999);
                                                                  Chairman, International Retail Services
                                                                  Group, Ltd. (1995-1999); Executive Vice
                                                                  President, Arandell Schmidt Co., a
                                                                  catalog printer company (1984-1987);
                                                                  various positions Arthur Andersen & Co.
                                                                  (1957-1964, 1967-1984), most recently
                                                                  serving as Partner (1969-1984);
                                                                  Secretary of Administration, State of
                                                                  Wisconsin (1965-1967)

Mary Ellen Stanek                President        Indefinite;     Managing Director, the Advisor, and
777 East Wisconsin Avenue                         Since September Chief Investment Officer of Baird        N/A      N/A
Milwaukee, WI  53202                              2000            Advisors, a department of the Advisor,
Age:  47                                                          since March 2000; President and CEO,
                                                                  Firstar Investment Research & Management
                                                                  Company, LLC ("FIRMCO") (November 1998-
                                                                  February 2000); President and Chief
                                                                  Operating Officer, FIRMCO (March 1994-
                                                                  November 1998)

J. Bary Morgan                   Senior Vice      Indefinite;     Managing Director, the Advisor, and      N/A      N/A
777 East Wisconsin Avenue        President        Since February  Director of Baird Investment
Milwaukee, WI 53202                               2003            Management, a department of the
Age: 38                                                           Advisor, since January 2001; Senior
                                                                  Vice President, the Advisor (January
                                                                  2000-January 2001); First Vice
                                                                  President, the Advisor (January
                                                                  1996-January 2000)

Glen F. Hackmann                 Vice             Indefinite;     Secretary, General Counsel and           N/A      N/A
777 East Wisconsin Avenue        President        Since September Managing Director, the Advisor
Milwaukee, WI 53202                               2000            (September 1984-present)
Age: 62

Russell P. Schwei                Vice             Indefinite;     Operations Director, the Advisor         N/A      N/A
777 East Wisconsin Avenue        President        Since September since July 1992; Chief Financial
Milwaukee, WI 53202                               2000            Officer and Managing Director, the
Age: 44                                                           Advisor (February 1999-December
                                                                  1999); Managing Director, the
                                                                  Advisor (January 1997-present)

Leonard M. Rush                  Treasurer        Indefinite;     Chief Financial Officer, the             N/A      N/A
777 East Wisconsin Avenue                         Since September Advisor since January 2000; Assistant
Milwaukee, WI 53202                               2000            Treasurer, FMR Company, a mutual fund
Age: 58                                                           company (April 1994-December 1999)

Brett R. Meili                   Secretary        Indefinite;     Associate General Counsel, the           N/A      N/A
777 East Wisconsin Avenue                         Since September Advisor since April 1999; Senior
Milwaukee, WI 53202                               2000            Counsel, Strong Capital Management,
Age: 41                                                           Inc, a mutual fund company (January
                                                                  1996-April 1999)

*<F79> Mr. Kasten is an "interested person" of the Corporation (as defined in the 1940 Act) due to his status as an "affiliated person" of the Advisor.

Additional information about the Portfolios' directors is available in the Statement of Additional Information which may be obtained without charge, upon request, by calling 1-866-44BAIRD.

                               BAIRD FUNDS, INC.

                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-866-44BAIRD

BOARD OF DIRECTORS

G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser

INVESTMENT ADVISOR

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND - DISBURSING AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202

DISTRIBUTOR

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

(BAIRD/FUNDS LOGO)

ANNUAL REPORT
December 31, 2003

Baird LargeCap Fund
Baird MidCap Fund

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SHAREHOLDER LETTER                                                           1
2003 ECONOMIC AND STOCK MARKET COMMENTARY                                    2
BAIRD LARGECAP FUND                                                          4
BAIRD MIDCAP FUND                                                           11
STATEMENTS OF ASSETS AND LIABILITIES                                        18
STATEMENTS OF OPERATIONS                                                    19
STATEMENTS OF CHANGES IN NET ASSETS                                         20
FINANCIAL HIGHLIGHTS                                                        22
NOTES TO THE FINANCIAL STATEMENTS                                           26
REPORT OF INDEPENDENT AUDITORS                                              33
DIRECTORS AND OFFICERS                                                      34

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Dear Shareholders,

We would like to thank you for investing in the Baird Funds. 2003 proved to be a year of recovery for the financial markets and we appreciate the opportunity to help our investors participate in more favorable market environments. The Baird Funds continued to grow during the year and had net assets in excess of $400 million as of December 31, 2003.

In this Annual Report we review the equity market in 2003 and the performance and composition of each of the Baird Equity Funds. We hope you find this report both informative and helpful in achieving your investment goals. We thank you for your support and look forward to continued mutual success. Thank you again for choosing Baird Funds.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds, Inc.

2003 ECONOMIC AND STOCK MARKET COMMENTARY

In general, stock prices surged in the second half of 2003 as the US economy gained momentum and corporate profits expanded. The Standard & Poor's 500 Index (the "S&P 500") jumped +15.14% and the Dow Jones Industrial Average (the "Dow Industrials") advanced +17.68% during the year's final six months. In a welcome relief for investors, the S&P 500 and Dow Industrials ended their three-year string of negative returns, posting full-year gains of +28.69% and +28.27%, respectively.

In the final six months of the year, stimulus from lower interest rates, lower tax rates and a lower US dollar exchange rate generated strong US economic growth. Consumer spending rose, corporate profits expanded, real estate values and stock prices advanced, and business investment accelerated. The lagged effects of these stimulus measures should maintain economic momentum well into 2004. However, a robust US job recovery will be required to sustain the expansion beyond the impact of interest rate, tax cut and dollar stimulus. The expansion's disappointing record of job creation is likely the result of ongoing productivity gains and the ability of US firms to outsource production (both manufacturing and services) to lower wage countries. These trends hurt Americans at the lower end of the income distribution the most, as evidenced by increased mortgage delinquencies and bankruptcies within this group. Most American consumers need to reduce debt and increase savings. Absent a sharp job recovery, the American consumer's ability to drive US and global economic growth is limited.

Although productivity gains may be muting job creation, they appear to be benefiting corporate profit growth. By almost any measure, US corporate profits are in record territory. Rising profits allow businesses to reduce debt and increase investment. Incentives included in last year's tax cut legislation that expire at the end of 2004 should further stimulate business investment. Increased capital spending is crucial to the sustainability of the US economic expansion, especially if the consumer weakens. Unfortunately, increased capital spending could further limit job growth since new investments are likely to remain focused on enhancing productivity. Finally, inventories at many US firms remain low relative to sales, a situation that is often positive for future economic activity. Recent increases in demand require firms to invest in inventory replenishment, shifting the inventory cycle from a negative to a positive for overall economic growth.

Intense competition, excess capacity and ongoing productivity gains continue to limit pricing power and keep inflation pressures in check. Wage pressures should be contained as long as job creation stays muted and US workers remain concerned about the threat to job security from low wage countries. Although many commodity prices are up substantially over the past year, their impact on the general price level tends to be competed away when profits are high. The inflationary potential of the dollar's decline also tends to be competed away as foreign firms accept lower profits rather than risk losing US market share. Although health care, education, insurance and energy costs are up, higher prices in these areas may constrain consumer spending on other goods and services rather than result in broader inflation. Admittedly, some increase in the rate of inflation can be expected at this stage in the economic cycle. However, we believe that significant price gains are unlikely, especially if energy prices stabilize or decline.

The spectacular performance of the US economy in recent months has prompted many forecasters to raise their expectations for 2004 US economic growth. While this optimism is understandable, it increases the probability of disappointment. Given the still unresolved imbalances in the US economy (e.g., elevated debt levels, excess capacity and the federal budget and trade deficits), it is too soon to be sanguine about the outlook for economic growth beyond the next two quarters. Although we expect continued growth, we believe the pace of the expansion could slow sooner than most forecasters anticipate. While growth is likely to be fast enough to support further profit gains, it is likely to be too slow to significantly reduce unemployment or create an inflation threat. As a result, the Federal Reserve is likely to remain concerned about the implications of a weakening economy in a low inflation environment and will be more inclined to embrace policies that increase the probability of higher future inflation than risk a potentially deflationary outcome by raising rates too soon.

In our opinion, modest increases in interest rates and inflation expectations, along with continued economic and corporate profit growth should limit the downside risk for stock prices. However, gains in stock prices over the past year have driven most stock market valuation benchmarks (e.g., dividend yields, price-to-earnings and price-to-sales ratios) to the high end of their historical ranges. Valuations can stay elevated as long as investors are confident and alternative investments are unattractive. However, with expectations and enthusiasm for stocks high, investor confidence is vulnerable to disappointment or an unexpected shock (financial or geopolitical). As a result, we continue to advocate a measured approach to stock market investments.

Except for historical information contained in this annual report for the Baird Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the advisor's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with that Fund.

BAIRD EQUITY FUNDS INVESTMENT MANAGEMENT TEAM
---------------------------------------------
Robinson Bosworth III, Managing Director and Senior Portfolio Manager
J. Bary Morgan, CFA, Managing Director and Senior Portfolio Manager
David W. Bowman, CFA, Senior Vice-President and Senior Portfolio Manager Charles F. Severson, CFA, Senior Vice-President and Senior Portfolio Manager Joel D. Vrabel, CFA, Senior Vice-President and Senior Portfolio Manager Richard A. Burling, CFA, Senior Vice-President and Senior Portfolio Manager

BAIRD LARGECAP FUND
DECEMBER 31, 2003

Stock market investors rediscovered their appetite for risk in 2003. Low quality outperformed high quality, small-cap outperformed large-cap, weak balance sheets outperformed strong balance sheets and speculative growth outperformed stable growth. This outcome is consistent with a strong stock market recovery following a long, grinding bear market. However, last year's winning themes are not consistent with the emphasis of the Fund's investment advisor ("Baird") on high quality companies, that is, companies that are leaders in their respective industries and that have strong balance sheets and an established record of consistent growth in sales, earnings, cash flows and dividends. Consequently, the Fund's equity performance trailed the broad market benchmarks in 2003. Specifically, Baird LargeCap Fund Institutional Class shares provided a +11.65% return in the final six months of 2003 (+11.61% for Investor Class shares), bringing the full-year result to +21.75% (+21.20% for Investor Class shares). These returns lagged the performance of the Fund's benchmark, the Standard & Poor's 500 Index (the "S&P 500"). The S&P 500 posted six month and full-year returns of +15.14% and +28.69%, respectively.

Last year's best performing S&P 500 sectors were Information Technology (+47% in 2003), Consumer Discretionary (+36% in 2003), Materials (+35% in 2003) and Industrials (+30% in 2003). Despite stellar results in 2003, three of these four sectors are still well below their previous highs, with Information Technology down 67%, Consumer Discretionary off 13% and Industrials down 8% since the stock market's March 2000 peak. Conversely, last year's laggards, notably Consumer Staples (+9% in 2003) and Health Care (+13% in 2003), are well above their previous peaks, with Consumer Staples up +34% and Health Care up +9% since the stock market's March 2000 high. The S&P 500's largest sector, Financials (+28% in 2003), was a market performer last year and is up 14% since the March 2000 market top. The Fund's concentrations in these underperforming defensive groups and lack of exposure to the most speculative technology stocks caused the Fund's equity returns to lag the benchmark in 2003.

The underperformance of the Fund's equities in 2003 can be viewed as a normal adjustment following the above-market returns posted by these stocks during the market decline from the "bubble" highs in early 2000 to the lows of October 2002. Baird expects investors will again embrace high quality, predictable growth companies when, as Baird anticipates, the economy slows to a more sustainable growth rate and profit gains moderate. Baird believes its emphasis on high quality growth companies is a winning strategy over the full market cycle, delivering competitive returns with less price volatility. Consequently, Baird intends to adhere to its investment discipline despite recent performance trends.

The Fund's sector weightings provided mixed results during the year with above benchmark exposure to the top performing Technology sector offset by above benchmark exposure to the under performing Health Care sector. Stock selection among the year's laggard groups also provided mixed results with strong returns from core holdings Walgreen (+25% in 2003) and Sysco (+25% in 2003) in the Consumer Staples sector offset by a disappointing year for Wal-Mart (+5% in 2003). In the Health Care sector, standout returns from biotechnology leaders Amgen (+28% in 2003) and Genentech (+182% in 2003) were negated by sub par performances from core holdings Cardinal Health (+3% in 2003), Johnson & Johnson (-4% in 2003) and Medtronic (+7% in 2003). Finally, in the Financials sector, robust gains from Citigroup (+38% in 2003) and State Street (+34% in 2003) were mitigated by lackluster results from American International Group (+15% in 2003) and Fifth Third Bancorp (+1% in 2003).

Stock selection in 2003's better performing sectors adversely affected the Fund's relative performance. In Technology, poorly timed sales of Electronic Data Systems (+33% in 2003) and Applied Materials (+72% in 2003), along with disappointing results from core holdings IBM (+20% in 2003), Microsoft (+6% in 2003), Fiserv (+17% in 2003) and Automatic Data Processing (+1% in 2003), hurt the Fund's performance. Stock selection also negatively impacted relative performance in the Consumer Discretionary sector. Specifically, spectacular results from core holdings Best Buy (+116% in 2003) and Home Depot (+48% in 2003) were more than offset by the decline in the Fund's longtime holding in Kohl's (-20% in 2003).

Portfolio activity during the year focused on improving the quality and growth profiles of the Fund's holdings. For example, in the Consumer Staples sector, Kimberly Clark was eliminated in favor of Procter & Gamble. P&G's financial strength and global scale provide tremendous advantages versus its smaller competitors. Procter & Gamble's ability to invest heavily in its brands has resulted in significant market share gains. The company's execution in its core business has improved while recent acquisitions have focused on the faster growing health care and beauty areas. In the Financials sector, the Fund's Fifth Third Bancorp position was reduced and the proceeds used to initiate a position in AFLAC. AFLAC is the leading provider of supplemental health and life insurance policies in the US and Japan. As health care costs escalate, more of the financial burden is being pushed onto consumers through higher deductibles and higher co-pays. Demographic trends and prospects for higher out-of-pocket health care costs should create a favorable sales environment for AFLAC. With a strong balance sheet and a focused business strategy, the company should continue to generate attractive earnings growth over the next several years.

In the Health Care sector, efforts to increase the growth potential of portfolio holdings led to a reduction in exposure to the branded pharmaceutical companies. For example, Fund holdings in Merck were eliminated and the position in Johnson & Johnson was reduced. Sale proceeds were re-invested in Abbott Laboratories, Teva Pharmaceutical Industries and Caremark Rx. Abbott's recently announced divestiture of several commodity product lines to focus on faster growing, more profitable proprietary products and its 2001 acquisition of European drug manufacturer Knoll Pharmaceuticals to bolster its product offerings and improve its drug R&D pipeline demonstrate management's commitment to enhance the company's sales, earnings and dividend growth rates. Teva is a leading worldwide manufacturer and marketer of generic drugs. Based on the strength of its generic and specialty drug businesses, we expect Teva to grow at a meaningfully faster rate than most large pharmaceutical companies. Finally, Caremark Rx is the fastest growing, most profitable company in the pharmacy benefit management (PBM) industry. Caremark's $5.8 billion acquisition of AdvancePCS, expected to close in the first half of 2004, should be an excellent strategic fit and will create the largest company in the PBM industry.

Finally, in the Technology sector, positions in Adobe Systems, Dell, Maxim Integrated Products and SunGard Data Systems were added during 2003 to enhance the growth profile of the portfolio. These positions replaced holdings where business trends had deteriorated and growth slowed (e.g., Automatic Data Processing, Electronic Data Systems and Oracle) and where business trends proved to be more cyclical, and therefore unpredictable, than Baird initially thought, making it difficult to justify the stock price (e.g., Applied Materials and Molex). Adobe's diversified portfolio of leading market share products should benefit from the growth in digital devices (e.g., cameras, camcorders, etc.) and the trend toward more efficient document processing. With strong margins, a solid balance sheet and a tenured management team, Baird believes that Adobe should continue to capitalize on favorable technology trends and generate above-average growth.

Dell is the world's largest direct marketer of technology products, including personal computers, storage and networking equipment and handheld devices. The company continues to take market share while maintaining industry-leading margins and providing customers with high quality service. Maxim has one of the broadest and most diverse product lines in the analog integrated circuit industry. A shortage of good analog engineers, longer product cycles and a greater mix of proprietary designs make the analog industry less cyclical than the traditional semiconductor industry. Maxim has a proven management team and Baird believes the company is positioned to deliver above-average earnings growth. Lastly, SunGard provides integrated software and processing solutions for financial institutions as well as disaster recovery services for information-dependent enterprises. SunGard maintained rising earnings and strengthened its competitive position during the recent downturn in technology spending by increasing its product offerings and winning market share from smaller competitors. SunGard's growth prospects should improve as profits rise and corporate spending on technology picks up.

The Fund's focus on high quality, large capitalization growth companies proved to be a performance liability in 2003. The most badly beaten down stocks recovered sharply, feeding a speculative urge among investors and fostering a trading mentality. As economic and corporate profit growth slows and investors shift their focus from short-term speculative opportunities to long-term investment merit, relative price performance should favor the shares of higher quality, persistent growth companies. Consequently, Baird believes its investment strategy should be rewarded in 2004.

Due to the actively managed nature of the Fund's portfolio, the securities referenced as being held in the portfolio for the period ended December 31, 2003 may or may not be held in the portfolio after that date.

A December 31, 2003 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's 500 Index (the "S&P 500 Index") is shown below.

TOP 10 HOLDINGS*<F80>

Medtronic, Inc.                                         3.9%
Citigroup, Inc.                                         3.9%
American International Group, Inc.                      3.9%
General Electric Company                                3.5%
Sysco Corporation                                       3.5%
Wal-Mart Stores, Inc.                                   3.4%
Microsoft Corporation                                   3.3%
State Street Corporation                                3.3%
Home Depot, Inc.                                        3.1%
Dell Computer Corporation                               3.1%

NET ASSETS:                                      $60,377,943
PORTFOLIO TURNOVER RATIO:                             24.82%
NUMBER OF EQUITY HOLDINGS:                                39

PORTFOLIO EXPENSE RATIO:***<F82>
INSTITUTIONAL CLASS:                                   0.75%
INVESTOR CLASS:                                        1.00%****<F83>

EQUITY SECTOR ANALYSIS**<F81>

                                         LargeCap            S&P 500
                                        ---------            -------
Consumer Discretionary                    10.0%               11.3%
Consumer Staples                          11.8%               11.0%
Energy                                     0.0%                5.8%
Financials                                17.0%               20.7%
Health Care                               24.4%               13.3%
Industrials                               10.5%               10.9%
Information Technology                    26.2%               17.7%
Materials                                  0.0%                3.0%
Telecommunication Services                 0.0%                3.5%
Utilities                                  0.0%                2.8%

    *<F80> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
   **<F81>  As of 12/31/03, based on equity sector values.
  ***<F82> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through December 31, 2004.
 ****<F83>  Includes 0.25% 12b-1 fee.

                   BAIRD LARGECAP FUND - INSTITUTIONAL CLASS
                         VALUE OF A $100,000 INVESTMENT

            Baird LargeCap Fund - Institutional Class Shares      S&P 500 Index
            ------------------------------------------------      -------------
 9/29/00                      $100,000.00                         $100,000.00
12/31/00                       $95,850.00                          $92,180.00
 3/31/01                       $82,239.30                          $81,252.06
 6/30/01                       $86,943.39                          $86,006.93
 9/30/01                       $75,840.72                          $73,383.69
12/31/01                       $86,420.50                          $81,227.68
 3/31/02                       $85,322.96                          $81,446.99
 6/30/02                       $70,800.99                          $70,533.10
 9/30/02                       $60,386.16                          $58,344.98
12/31/02                       $64,359.57                          $63,269.29
 3/31/03                       $61,747.00                          $61,277.00
 6/30/03                       $70,181.00                          $70,710.00
 9/30/03                       $71,887.00                          $72,580.00
12/31/03                       $78,357.00                          $81,418.00

GROWTH OF A HYPOTHETICAL INVESTMENT OF $100,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                      BAIRD LARGECAP FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

             Baird LargeCap Fund - Investor Class Shares        S&P 500 Index
             -------------------------------------------        -------------
 9/29/00                      $10,000.00                          $10,000.00
12/31/00                       $9,572.00                           $9,218.00
 3/31/01                       $8,211.82                           $8,125.21
 6/30/01                       $8,671.68                           $8,600.69
 9/30/01                       $7,561.71                           $7,338.37
12/31/01                       $8,612.03                           $8,122.77
 3/31/02                       $8,501.79                           $8,144.70
 6/30/02                       $7,051.39                           $7,053.31
 9/30/02                       $6,011.31                           $5,834.50
12/31/02                       $6,402.64                           $6,326.93
 3/31/03                       $6,122.21                           $6,128.00
 6/30/03                       $6,952.38                           $7,071.00
 9/30/03                       $7,123.00                           $7,258.00
12/31/03                       $7,760.00                           $8,142.00

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

For the Period Ended December 31, 2003                    ONE YEAR       SINCE INCEPTION(1)<F84>
--------------------------------------                    --------       -----------------------
Baird LargeCap Fund - Institutional Class Shares           21.75%                 -7.22%
Baird LargeCap Fund - Investor Class Shares                21.20%                 -7.50%
S&P 500 Index(2)<F85>                                      28.69%                 -6.12%

(1)<F84> For the period September 29, 2000 (commencement of operations) to December 31, 2003.
(2)<F85> The S&P 500 Index is an unmanaged, market-value weighted index of 500 stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2003

  Shares                                                              Value
  ------                                                              -----

COMMON STOCKS - 98.5%

AIR FREIGHT & LOGISTICS - 1.6%
   12,657    United Parcel Service,
             Inc. - Class B                                        $   943,579
                                                                   -----------

BIOTECHNOLOGY - 4.4%
   24,564    Amgen, Inc.*<F86>                                       1,518,055
   12,200    Genentech, Inc.*<F86>                                   1,141,554
                                                                   -----------
                                                                     2,659,609
                                                                   -----------

CAPITAL MARKETS - 3.3%
   38,000    State Street Corporation                                1,979,040
                                                                   -----------

COMMERCIAL BANKS - 4.6%
   20,100    Fifth Third Bancorp                                     1,187,910
   26,802    Wells Fargo & Company                                   1,578,370
                                                                   -----------
                                                                     2,766,280
                                                                   -----------

COMMERCIAL SERVICES & SUPPLIES - 2.7%
   32,000    Cintas Corporation                                      1,604,160
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 4.0%
   59,910    Cisco Systems, Inc.*<F86>                               1,455,214
   58,000    Nokia Oyj-ADR F<F87>                                      986,000
                                                                   -----------
                                                                     2,441,214
                                                                   -----------

COMPUTERS & PERIPHERALS - 6.0%
   55,200    Dell, Inc.*<F86>                                        1,874,592
   19,000    International Business
             Machines Corporation                                    1,760,920
                                                                   -----------
                                                                     3,635,512
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES - 3.9%
   48,996    Citigroup, Inc.                                         2,378,266
                                                                   -----------

ELECTRICAL EQUIPMENT & INSTRUMENTS - 2.6%
   24,563    Emerson Electric
             Company                                                 1,590,454
                                                                   -----------

FOOD & STAPLES RETAILING - 9.5%
   56,117    Sysco Corporation                                       2,089,236
   44,700    Walgreen Company                                        1,626,186
   38,250    Wal-Mart Stores, Inc.                                   2,029,163
                                                                   -----------
                                                                     5,744,585
                                                                   -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.9%
   48,989    Medtronic, Inc.                                         2,381,355
                                                                   -----------

HEALTH CARE PROVIDERS & SERVICES  4.5%
   26,550    Cardinal Health, Inc.                                   1,623,798
   44,400    Caremark Rx, Inc.*<F86>                                 1,124,652
                                                                   -----------
                                                                     2,748,450
                                                                   -----------

HOUSEHOLD PRODUCTS - 2.2%
   13,000    The Procter &
             Gamble Company                                          1,298,440
                                                                   -----------

INDUSTRIAL CONGLOMERATES - 3.5%
   68,000    General Electric Company                                2,106,640
                                                                   -----------

INSURANCE - 5.0%
   17,500    AFLAC Incorporated                                        633,150
   35,600    American International
             Group, Inc.                                             2,359,568
                                                                   -----------
                                                                     2,992,718
                                                                   -----------

IT SERVICES - 5.9%
   45,420    Fiserv, Inc.*<F86>                                      1,794,544
   13,800    Paychex, Inc.                                             513,360
   45,000    SunGard Data
             Systems, Inc.*<F86>                                     1,246,950
                                                                   -----------
                                                                     3,554,854
                                                                   -----------

MEDIA - 1.8%
   23,076    The New York Times
             Company - Class A                                       1,102,802
                                                                   -----------

PHARMACEUTICALS - 11.2%
   29,000    Abbott Laboratories                                     1,351,400
   16,800    Eli Lilly and Company                                   1,181,544
   14,934    Johnson & Johnson                                         771,490
   48,014    Pfizer, Inc.                                            1,696,335
   30,800    Teva Pharmaceutical
             Industries Ltd.-ADR F<F87>                              1,746,668
                                                                   -----------
                                                                     6,747,437
                                                                   -----------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 5.1%
   58,068    Intel Corporation                                       1,869,790
   24,800    Maxim Integrated
             Products, Inc.                                          1,235,040
                                                                   -----------
                                                                     3,104,830
                                                                   -----------

SOFTWARE - 4.8%
   22,200    Adobe Systems, Inc.                                       872,460
   73,000    Microsoft Corporation                                   2,010,420
                                                                   -----------
                                                                     2,882,880
                                                                   -----------

SPECIALTY RETAIL - 8.0%
   34,850    Best Buy Company, Inc.                                  1,820,564
   53,587    The Home Depot, Inc.                                    1,901,803
   51,000    The TJX Companies, Inc.                                 1,124,550
                                                                   -----------
                                                                     4,846,917
                                                                   -----------
             Total Common Stocks
             (Cost $56,141,169)                                     59,510,022
                                                                   -----------

SHORT-TERM INVESTMENTS - 1.4%

MONEY MARKET FUND - 0.7%
  403,132    SEI Daily Income
             Trust Government
             Fund - Class B                                            403,132
                                                                   -----------

Principal
  Amount
---------
VARIABLE RATE DEMAND NOTES#<F88> - 0.7%
 $234,226    American Family Financial
             Services, Inc., 0.76%                                     234,226
  220,552    Wisconsin Corporation
             Central Credit
             Union, 0.79%                                              220,552
                                                                   -----------
                                                                       454,778
                                                                   -----------
             Total Short-Term
             Investments
             (Cost $857,910)                                           857,910
                                                                   -----------
             Total Investments
             (Cost $56,999,079)
             99.9%                                                  60,367,932
                                                                   -----------
             Other Assets, less
             Liabilities  0.1%                                          10,011
                                                                   -----------
             TOTAL NET
             ASSETS  100.0%                                        $60,377,943
                                                                   -----------
                                                                   -----------

ADR - American Depository Receipt
*<F86>  Non Income Producing
F<F87>  Foreign
#<F88> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2003.

                     See notes to the financial statements

BAIRD MIDCAP FUND
DECEMBER 31, 2003

Following three years of declines, mid cap stock indices closed 2003 higher than where they opened the year. Strong company fundamentals, healthy economic reports, and improved investor confidence fueled the advance. Substantial gains were made in the most speculative, low-quality companies (especially those without earnings) in areas such as biotechnology, internet services, and telecommunications equipment. For the year, the Russell Mid Cap Growth and S&P MidCap 400 Indexes rose 42.71% and 35.64% respectively. Baird MidCap fund clients participated with solid gains, although the fund under-performed both indices as a result of concentrations in higher-quality companies (companies that possess higher than average earnings growth, superior balance sheets, and returns on invested capital versus their peers).

The combination of monetary and fiscal stimulus has returned the economy to a growth mode. Importantly for investors, the corporate earnings picture appears bright, capital spending is accelerating, and the employment picture has improved since the beginning of the year. Improved employment activity coupled with the reduction in income taxes will likely drive consumer spending.
Exposure to areas such as retail, restaurants and automobile components could benefit and therefore the Fund has investments in each of these sectors. In addition, technology investments of the late 1990s have created record levels of productivity helping to drive earnings growth. Beneficiaries of this phenomenon would include companies in the transaction processing market such as Fiserv and Affiliated Computer, as well as human resources outsourcing companies such as Hewitt Associates. With corporations having squeezed down costs during the recession, improved revenue growth has produced sizeable operating leverage and cash flow. Earnings could reach record levels in several industry sectors during the next year. The Fund's investment advisor ("Baird") expects areas such as semiconductors and semiconductor equipment, and industrial distribution to show strong gains in the next 12 months. The Fund's exposure to companies such as Intersil, Novellus, and Fastenal position it well in that type of scenario.

Although economic and profit trends should remain strong throughout 2004, Baird finds it unlikely that market returns will match last year's results. As the economic expansion gains traction, interest rates are likely to rise, which historically imparts a headwind for the stock market. Baird expects different sectors (consumer, industrials, financial, energy and health care) to show relative out-performance as they have in past election years. Stock market gains will benefit companies in the brokerage and money management sectors as well as those companies that process mutual fund transactions, such as DST Systems. It appears to Baird that a persistently high level of energy prices will exist, driving increased exploration and drilling activity. The Fund's exposure to the energy services segment via shares of Cooper Cameron and Smith International should be rewarded in that scenario. Moreover, given the valuation disparity between high- and low-quality stocks (low-quality being more expensive, as measured by price to earnings, price to book value and price to sales ratios), Baird believes investors will move up the quality spectrum. High-quality growth stocks should perform well in this environment.

Given the backdrop of low-quality company outperformance during the year, stock selection for the MidCap Fund was challenging. Most notably, healthcare, a sector that Baird believes offers solid long term potential, underperformed in 2003 as investors became more aggressive. Shares of specialty pharmaceutical company Biovail were rather volatile during the year, rising early in 2003 on strong product pipeline news and later falling on concerns over management forecasts and accounting questions. After reducing the position in the first half, the shares were sold in November. Somewhat offsetting this disappointment included results from medical device company Varian Medical - a supplier of software and systems for treating cancer with radiation - and Patterson Dental - the premier wholesale distributor of dental equipment and supplies. The strength of the economy and cyclical improvement in corporate profits has caused Baird to be somewhat less defensive and resulted in a reduction in the sector as we leave the year.

One bright spot for stock selection in the Fund has been the inclusion of several for profit education companies. During the year, shares of Corinthian Colleges, Apollo Group, University of Phoenix On Line and Career Education have been owned. These companies have benefited from the state university budget woes and offer students in many cases a more flexible option for training. At year end, Corinthian Colleges and University of Phoenix On Line were in the Fund portfolio. Another area that has served investors in the Baird MidCap Fund well is the restaurant sector. During 2003, shares of Applebee's, P.F. Chang's China Bistro, Panera Bread, and, for the second time since the Fund's inception, Starbucks, were held in the Fund - all of which remain in the Fund, except Starbucks, at December 31, 2003. New store expansion, coupled with strong demographic trends helped generate consistent, profitable growth. Somewhat offsetting strong restaurant performance in the consumer discretionary sector were positions in retailer Michael's Stores, which had somewhat disappointing sales comparisons, leading to lackluster stock performance.

The single largest reason for underperformance versus the growth benchmark during the year was the surprising return of speculative information and bio-technology companies. The combination of low or non-existent earnings, the commodity nature of many products, and extreme valuations make Baird wary of these companies. While Baird believes in the case for a rebound in capital spending and the associated improvement of technology companies, in most cases, profits have not improved to levels Baird finds compelling. This is especially true of companies in the networking and internet services and equipment areas. Baird will watch for opportunities in these areas during 2004.

Positions eliminated during the course of the year generally reflect disappointing earnings outlooks, and the subtle shift away from defensive sectors toward areas that will benefit from the gradually improving economy. In the disappointing category, shares of publisher New York Times, King Pharmaceutical, Biovail, and Charles River Labs were sold. As for defensive stocks, the positions in Wendy's, Accredo, and game software company Electronic Arts were replaced. Valuation concerns caused Baird to replace shares of industrial conglomerate Danaher and Harley Davidson during the year. Merger activity resulted in the sales of transaction processor Concord EFS and specialty pharmaceutical company Sicor. Finally, several companies reached market capitalizations that no longer keep them in the mid cap range. This was the case for the sales of payroll processor Paychex, education company Apollo Group, Starbucks, and retailer Bed, Bath and Beyond.

At the end of the year, on average, the companies held in the Baird MidCap Fund had the following financial characteristics:

5 year Earnings per share (EPS) Growth                 24.0%
Long Term estimated EPS Growth                         19.0%
5 year Dividend Growth                                 16.0%
Return on Average Equity                               17.8%
Long Term Debt as % of Capital                         17.0%

These measures of financial strength and profits compare favorably with the S&P MidCap 400 Index.

As we look out to 2004, Baird expects the economy to continue its upward path, driving corporate profits, and employment. Continued benefits from lower individual tax rates and fiscal stimulus during the election year should also help propel further economic gains. Stock markets can remain positive in this scenario, absent significant changes in inflation and interest rates. Furthermore, as the growth cycle matures, a return to quality companies and away from speculation is likely to occur. Baird believes that the Fund's portfolio of leading companies is well positioned for those economic conditions.

Due to the actively managed nature of the Fund's portfolio, the securities referenced as being held in the portfolio for the period ended December 31, 2003 may or may not be held in the portfolio after that date.

A December 31, 2003 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's MidCap 400 Index (the "S&P MidCap 400 Index") is shown below.

TOP 10 HOLDINGS*<F89>

Stericycle, Inc.                                   3.5%
Michaels Stores, Inc.                              3.2%
Microchip Technology, Inc.                         3.2%
Fred's Inc.                                        3.1%
Affiliated Computer Services, Inc.                 3.1%
Legg Mason, Inc.                                   2.8%
MGIC Investment Corporation                        2.8%
Iron Mountain Incorporated                         2.6%
CDW Corporation                                    2.6%
Health Management Associates, Inc.                 2.6%

NET ASSETS:                                 $29,588,865
PORTFOLIO TURNOVER RATIO:                        81.82%
NUMBER OF EQUITY HOLDINGS:                           42

PORTFOLIO EXPENSE RATIO:***<F91>
INSTITUTIONAL CLASS:                              1.20%
INVESTOR CLASS:                                   1.45%****<F92>

EQUITY SECTOR ANALYSIS**<F90>

                                     MidCap             S&P 400
                                     ------             -------
Consumer Discretionary               18.0%               16.6%
Consumer Staples                      4.0%                4.6%
Energy                                3.5%                6.4%
Financials                           15.2%               20.3%
Health Care                          13.8%               12.4%
Industrials                          14.2%               12.0%
Information Technology               31.2%               16.3%
Materials                             0.0%                4.4%
Telecommunication Services            0.0%                0.6%
Utilities                             0.0%                6.4%

    *<F89> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
   **<F90>  As of 12/31/03, based on equity sector values.
  ***<F91> The Advisor contractually agreed to limit the Fund's total annual fund operating expenses to 1.25% of average daily net assets for the Institutional Class shares and 1.50% of average daily net assets for the Investor Class shares, at least through December 31, 2003. Effective January 1, 2004, the Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through December 31, 2004.
 ****<F92>  Includes 0.25% 12b-1 fee.

                    BAIRD MIDCAP FUND - INSTITUTIONAL CLASS
                         VALUE OF A $100,000 INVESTMENT

                       Baird MidCap Fund -
                   Institutional Class Shares          S&P MidCap 400 Index
                   --------------------------          --------------------
  12/29/00                 $100,000.00                     $100,000.00
   3/31/01                  $86,203.90                      $87,584.24
   6/30/01                  $93,807.08                      $99,109.45
   9/30/01                  $78,507.15                      $82,691.97
  12/31/01                  $91,107.55                      $97,565.78
   3/31/02                  $91,909.29                     $104,122.20
   6/30/02                  $85,310.21                      $94,459.66
   9/30/02                  $75,806.65                      $83,218.96
  12/31/02                  $76,610.20                      $83,425.00
   3/31/03                  $73,400.00                      $79,729.27
   6/30/03                  $83,400.00                      $93,785.54
   9/30/03                  $88,600.00                      $99,966.01
  12/31/03                  $97,200.00                     $113,151.53

GROWTH OF A HYPOTHETICAL INVESTMENT OF $100,000 MADE ON THE FUND'S INCEPTION DATE (12/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                       BAIRD MIDCAP FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

                     Baird MidCap Fund -
                    Investor Class Shares          S&P MidCap 400 Index
                    ---------------------          --------------------
 12/29/00                 $10,000.00                    $10,000.00
  3/31/01                  $8,620.39                     $8,758.42
  6/30/01                  $9,370.36                     $9,910.95
  9/30/01                  $7,850.49                     $8,269.20
 12/31/01                  $9,090.87                     $9,756.58
  3/31/02                  $9,180.87                    $10,412.22
  6/30/02                  $8,510.66                     $9,445.97
  9/30/02                  $7,550.66                     $8,321.90
 12/31/02                  $7,630.70                     $8,343.00
  3/31/03                  $7,300.29                     $7,973.41
  6/30/03                  $8,300.43                     $9,379.12
  9/30/03                  $8,800.00                     $9,997.20
 12/31/03                  $9,650.00                    $11,315.83

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (12/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

For the Period Ended December 31, 2003                  ONE YEAR    SINCE INCEPTION(1)<F93>
--------------------------------------                  --------    -----------------------
Baird MidCap Fund - Institutional Class Shares           26.89%              -0.94%
Baird MidCap Fund - Investor Class Shares                26.47%              -1.18%
S&P MidCap 400 Index(2)<F94>                             35.64%               4.18%

(1)<F93> For the period December 29, 2000 (commencement of operations) to December 31, 2003.
(2)<F94> The S&P MidCap 400 Index is an unmanaged, market-value weighted index of 400 mid-cap stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2003

 Shares                                                              Value
 ------                                                              -----

COMMON STOCKS - 96.3%

AUTO COMPONENTS - 4.8%
    17,230   Gentex Corporation                                    $   760,877
     5,544   Johnson Controls, Inc.                                    643,769
                                                                   -----------
                                                                     1,404,646
                                                                   -----------

CAPITAL MARKETS - 7.5%
    19,485   Eaton Vance Corporation                                   713,930
    16,985   Investors Financial
             Services Corporation                                      652,394
    10,866   Legg Mason, Inc.                                          838,638
                                                                   -----------
                                                                     2,204,962
                                                                   -----------

COMMERCIAL BANKS - 4.4%
    19,212   Southwest Bancorporation
             of Texas, Inc.                                            746,386
    10,692   TCF Financial
             Corporation                                               549,034
                                                                   -----------
                                                                     1,295,420
                                                                   -----------

COMMERCIAL SERVICES & SUPPLIES - 14.3%
    11,905   Cintas Corporation                                        596,798
    11,070   Corinthian Colleges, Inc.*<F95>                           615,049
    19,135   Hewitt Associates, Inc.*<F95>                             572,137
    19,687   Iron Mountain
             Incorporated*<F95>                                        778,424
    22,454   Stericycle, Inc.*<F95>                                  1,048,602
     9,135   University of
             Phoenix Online*<F95>                                      629,676
                                                                   -----------
                                                                     4,240,686
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 4.0%
    19,658   Avocent Corporation*<F95>                                 717,910
    17,115   Emulex Corporation*<F95>                                  456,628
                                                                   -----------
                                                                     1,174,538
                                                                   -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.7%
    13,470   CDW Corporation                                           778,027
    18,410   Waters Corporation*<F95>                                  610,476
                                                                   -----------
                                                                     1,388,503
                                                                   -----------

ENERGY EQUIPMENT & SERVICES - 3.3%
     9,352   Cooper Cameron
             Corporation*<F95>                                         435,803
    13,280   Smith International, Inc.*<F95>                           551,386
                                                                   -----------
                                                                       987,189
                                                                   -----------

FOOD & STAPLES RETAILING - 3.9%
    16,988   Performance Food
             Group Company*<F95>                                       614,456
     7,855   Whole Foods Market, Inc.                                  527,306
                                                                   -----------
                                                                     1,141,762
                                                                   -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
    16,146   ResMed, Inc.*<F95>                                        670,705
     9,339   Varian Medical
             Systems, Inc.*<F95>                                       645,325
                                                                   -----------
                                                                     1,316,030
                                                                   -----------

HEALTH CARE PROVIDERS & SERVICES - 7.3%
    11,315   Express Scripts, Inc.*<F95>                               751,655
    32,218   Health Management
             Associates, Inc.                                          773,232
    10,102   Patterson Dental
             Company*<F95>                                             648,144
                                                                   -----------
                                                                     2,173,031
                                                                   -----------

HOTELS, RESTAURANTS & LEISURE - 6.3%
    15,928   Applebee's
             International, Inc.                                       625,493
    12,205   P.F. Chang's China
             Bistro, Inc.*<F95>                                        620,990
    15,327   Panera Bread Company*<F95>                                605,876
                                                                   -----------
                                                                     1,852,359
                                                                   -----------

IT SERVICES - 9.8%
    16,683   Affiliated Computer
             Services, Inc.*<F95>                                      908,556
    28,111   Ceridian Corporation*<F95>                                588,644
    18,263   DST Systems, Inc.*<F95>                                   762,663
    15,826   Fiserv, Inc.*<F95>                                        625,285
                                                                   -----------
                                                                     2,885,148
                                                                   -----------

MULTILINE RETAIL - 3.1%
    29,742   Fred's, Inc.                                              921,407
                                                                   -----------

OFFICE ELECTRONICS - 2.1%
     9,493   Zebra Technologies
             Corporation - Class A*<F95>                               630,050
                                                                   -----------

PHARMACEUTICALS - 1.5%
     6,355   Medicis Pharmaceutical
             Corporation                                               453,112
                                                                   -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
    16,254   Intersil Corporation                                      403,912
    27,968   Microchip Technology
             Incorporated                                              933,013
    16,421   Novellus Systems, Inc.*<F95>                              690,503
                                                                   -----------
                                                                     2,027,428
                                                                   -----------

SPECIALTY RETAIL - 3.2%
    21,471   Michaels Stores, Inc.                                     949,018
                                                                   -----------

THRIFTS & MORTGAGE FINANCE - 2.8%
    14,703   MGIC Investment
             Corporation                                               837,189
                                                                   -----------

TRADING COMPANIES & DISTRIBUTORS - 2.0%
    11,868   Fastenal Company                                          592,688
                                                                   -----------

             Total Common Stocks
             (Cost $23,680,170)                                     28,475,166
                                                                   -----------

SHORT-TERM INVESTMENTS - 4.0%

MONEY MARKET FUND - 1.8%
   543,953   SEI Daily Income
             Trust Government
             Fund - Class B                                            543,953
                                                                   -----------

Principal
  Amount
---------
VARIABLE RATE DEMAND NOTES#<F96> - 2.2%
  $100,000   American Family Financial
             Services, Inc., 0.76%                                     100,000
   542,975   Wisconsin Corporation
             Central Credit
             Union, 0.79%                                              542,975
                                                                   -----------
                                                                       642,975
                                                                   -----------
             Total Short-Term
             Investments
             (Cost $1,186,928)                                       1,186,928
                                                                   -----------
             Total Investments
             (Cost $24,867,098)
             100.3%                                                 29,662,094
                                                                   -----------
             Liabilities, less
             Other Assets  (0.3%)                                      (73,229)
                                                                   -----------
             TOTAL NET
             ASSETS  100.0%                                        $29,588,865
                                                                   -----------
                                                                   -----------

*<F95>  Non Income Producing
#<F96> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2003.

                     See notes to the financial statements

STATEMENTS OF ASSETS AND LIABILITIES       DECEMBER 31, 2003

                                                                             BAIRD LARGECAP            BAIRD MIDCAP
                                                                                  FUND                     FUND
                                                                             --------------            ------------
ASSETS:
   Investments, at value                                                      $ 60,367,932             $ 29,662,094
     (cost $56,999,079 and $24,867,098, respectively)
   Dividends receivable                                                             54,275                    5,072
   Interest receivable                                                                 909                      810
   Receivable for fund shares sold                                                   7,442                    7,994
   Other assets                                                                      5,005                    3,980
                                                                              ------------             ------------
   Total assets                                                                 60,435,563               29,679,950
                                                                              ------------             ------------

LIABILITIES:
   Payable to Advisor and Distributor                                               27,778                   69,182
   Accrued expenses and other liabilities                                           29,842                   21,903
                                                                              ------------             ------------
   Total liabilities                                                                57,620                   91,085
                                                                              ------------             ------------
NET ASSETS                                                                    $ 60,377,943             $ 29,588,865
                                                                              ------------             ------------
                                                                              ------------             ------------

NET ASSETS CONSIST OF:
   Capital stock                                                              $ 64,972,682             $ 26,496,473
   Accumulated undistributed net investment income                                      --                       --
   Accumulated net realized loss on investments sold                            (7,963,592)              (1,702,604)
   Net unrealized appreciation (depreciation) on investments                     3,368,853                4,794,996
                                                                              ------------             ------------
NET ASSETS                                                                    $ 60,377,943             $ 29,588,865
                                                                              ------------             ------------
                                                                              ------------             ------------

INSTITUTIONAL CLASS SHARES
   Net Assets                                                                 $ 59,743,783             $ 28,629,656
   Shares outstanding ($0.01 par value, unlimited shares authorized)             7,680,659                2,946,022
   Net asset value, offering and redemption price per share                   $       7.78             $       9.72
                                                                              ------------             ------------
                                                                              ------------             ------------

INVESTOR CLASS SHARES
   Net Assets                                                                 $    634,160             $    959,209
   Shares outstanding ($0.01 par value, unlimited shares authorized)                81,853                   99,352
   Net asset value, offering and redemption price per share                   $       7.75             $       9.65
                                                                              ------------             ------------
                                                                              ------------             ------------

                     See notes to the financial statements

STATEMENTS OF OPERATIONS       YEAR ENDED DECEMBER 31, 2003

                                                              BAIRD LARGECAP       BAIRD MIDCAP
                                                                   FUND                FUND
                                                              --------------       ------------
INVESTMENT INCOME:
   Dividends                                                   $    578,027        $     91,000
   Interest                                                          17,651               8,439
                                                               ------------        ------------
   Total investment income                                          595,678              99,439
                                                               ------------        ------------

EXPENSES:
   Investment advisory fees                                         356,165             191,349
   Administration fees                                               40,960              18,772
   Shareholder servicing fees                                        33,029              29,180
   Fund accounting fees                                              32,748              32,844
   Professional fees                                                 22,185              12,001
   Federal and state registration                                    11,369               9,231
   Directors fees                                                     3,008               1,338
   Custody fees                                                       6,772               4,745
   Reports to shareholders                                            9,865               5,936
   Distribution fees - Investor Class Shares                          1,411               2,222
   Miscellaneous                                                      2,997               1,277
                                                               ------------        ------------
                                                                    520,509             308,895
   Expense reimbursement by Advisor                                (108,138)             (1,122)
                                                               ------------        ------------
   Total expenses                                                   412,371             307,773
                                                               ------------        ------------
NET INVESTMENT INCOME (LOSS)                                        183,307            (208,334)
                                                               ------------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                       (3,099,029)          1,482,477
   Change in unrealized appreciation on investments              13,777,229           4,974,216
                                                               ------------        ------------
   Net realized and unrealized gain on investments               10,678,200           6,456,693
                                                               ------------        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 10,861,507        $  6,248,359
                                                               ------------        ------------
                                                               ------------        ------------

                     See notes to the financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               BAIRD LARGECAP FUND
                                                                      -------------------------------------
                                                                         Year Ended          Year Ended
                                                                      December 31, 2003   December 31, 2002
                                                                      -----------------   -----------------
OPERATIONS:
   Net investment income                                                 $    183,307        $    102,008
   Net realized loss on investments                                        (3,099,029)          (4,699,997)
   Change in unrealized appreciation (depreciation) on investments         13,777,229           (9,008,476)
                                                                         ------------         ------------

   Net increase (decrease) in net assets resulting from operations         10,861,507          (13,606,465)
                                                                         ------------         ------------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                6,300,312           16,377,188
   Shares issued to holders in reinvestment of dividends                      183,995              100,103
   Cost of shares redeemed                                                 (6,330,955)          (5,284,507)
                                                                         ------------         ------------

   Net increase in net assets resulting from
     capital share transactions                                               153,352           11,192,784
                                                                         ------------         ------------


DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:

   From net investment income                                                (184,144)            (100,610)
   From net realized gains                                                         --                   --
                                                                         ------------         ------------

                                                                             (184,144)            (100,610)
                                                                         ------------         ------------


DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                    (557)                (123)
   From net realized gains                                                         --                   --
                                                                         ------------         ------------

                                                                                 (557)                (123)
                                                                         ------------         ------------


TOTAL INCREASE (DECREASE) IN NET ASSETS                                    10,830,158           (2,514,414)

NET ASSETS:
   Beginning of period                                                     49,547,785           52,062,199
                                                                         ------------         ------------

   End of period (including undistributed net investment income
     of $0 and $1,356, respectively)                                     $ 60,377,943         $ 49,547,785
                                                                         ------------         ------------
                                                                         ------------         ------------


                     See notes to the financial statements

                                                                                      BAIRD MIDCAP FUND
                                                                         ---------------------------------------------
                                                                            Year Ended                 Year Ended
                                                                         December 31, 2003           December 31, 2002
                                                                         -----------------           -----------------
OPERATIONS:

   Net investment loss                                                     $   (208,334)               $   (128,527)
   Net realized gain (loss) on investments                                    1,482,477                  (1,970,892)
   Change in unrealized appreciation (depreciation) on investments            4,974,216                    (558,454)
                                                                           ------------                ------------
   Net increase (decrease) in net assets resulting from operations            6,248,359                  (2,657,873)
                                                                           ------------                ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                  5,465,190                  13,171,369
   Shares issued to holders in reinvestment of dividends                             --                          --
   Cost of shares redeemed                                                   (3,790,651)                 (2,947,459)
                                                                           ------------                ------------
   Net increase in net assets resulting from
     capital share transactions                                               1,674,539                  10,223,910
                                                                           ------------                ------------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                        --                          --
   From net realized gains                                                           --                          --
                                                                           ------------                ------------
                                                                                     --                          --
                                                                           ------------                ------------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                        --                          --
   From net realized gains                                                           --                          --
                                                                           ------------                ------------
                                                                                     --                          --
                                                                           ------------                ------------

TOTAL INCREASE IN NET ASSETS                                                  7,922,898                   7,566,037

NET ASSETS:
   Beginning of period                                                       21,665,967                  14,099,930
                                                                           ------------                ------------
   End of period                                                           $ 29,588,865                $ 21,665,967
                                                                           ------------                ------------
                                                                           ------------                ------------


                     See notes to the financial statements

FINANCIAL HIGHLIGHTS

                                                                               BAIRD LARGECAP FUND
                                             --------------------------------------------------------------------------------------
                                                                                                               Institutional
                                               Institutional       Institutional       Institutional            Class Shares
                                                Class Shares        Class Shares        Class Shares     September 29, 2000(1)<F97>
                                                 Year Ended          Year Ended          Year Ended                through
                                             December 31, 2003   December 31, 2002   December 31, 2001        December 31, 2000
                                             -----------------   -----------------   -----------------        -----------------
Per Share Data:
   Net asset value, beginning of period         $        6.41     $          8.63       $        9.58            $       10.00
                                                -------------       -------------       -------------            -------------
Income from investment operations:
   Net investment income                                 0.02                0.02                0.01                     0.00(2)
                                                                                                                             <F98>
   Net realized and unrealized
     gains (losses) on investments                       1.37               (2.22)              (0.95)                   (0.42)
                                                -------------       -------------       -------------            -------------
   Total from investment operations                      1.39               (2.20)              (0.94)                   (0.42)
                                                -------------       -------------       -------------            -------------

Less distributions:
   Dividends from net investment income                 (0.02)              (0.02)              (0.01)                   (0.00)(2)
                                                                                                                              <F98>
   Distributions from net realized gains                   --                  --                  --                    (0.00)(2)
                                                                                                                              <F98>
                                                -------------       -------------       -------------            -------------
   Total distributions                                  (0.02)              (0.02)              (0.01)                   (0.00)
                                                -------------       -------------       -------------            -------------
Net asset value, end of period                  $        7.78       $        6.41       $        8.63            $        9.58
                                                -------------       -------------       -------------            -------------
                                                -------------       -------------       -------------            -------------
Total return                                           21.75%             (25.53%)             (9.84%)                  (4.15%)(3)
                                                                                                                              <F99>

Supplemental data and ratios:
   Net assets, end of period                    $  59,743,783       $  48,900,767       $  51,446,666            $   9,623,337
   Ratio of expenses to
     average net assets(5)<F2>                          0.75%               0.75%               0.75%                    0.85%(4)
                                                                                                                              <F1>
   Ratio of net investment income
     to average net assets(5)<F2>                       0.34%               0.23%               0.12%                    0.13%(4)
                                                                                                                              <F1>
   Portfolio turnover rate(6)<F3>                       24.8%               16.2%                9.0%                     4.4%


(1)<F97>  Commencement of operations.
(2)<F98>  Amount is less than $0.01.
(3)<F99>  Not annualized.
(4)<F1>   Annualized.
(5)<F2> Without fees waived, ratios of net expenses to average net assets for the periods ended December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 0.95%, 0.95%, 1.06% and
          2.94%, respectively; and the ratios of net investment income (loss) to average net assets would have been 0.14%, 0.03%, (0.19%) and (1.97%), respectively.
(6)<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See notes to the financial statements

                                                                         BAIRD LARGECAP FUND
                                   ------------------------------------------------------------------------------------------------
                                                                                                            Investor Class Shares
                                   Investor Class Shares  Investor Class Shares   Investor Class Shares   September 29, 2000(1)<F4>
                                        Year Ended              Year Ended              Year Ended                 through
                                     December 31, 2003      December 31, 2002       December 31, 2001         December 31, 2000
                                     -----------------      -----------------       -----------------         -----------------
Per Share Data:
   Net asset value,
     beginning of period                $        6.40          $        8.61           $        9.57             $       10.00
                                        -------------          -------------           -------------             -------------

Income from investment operations:
   Net investment income (loss)                  0.01                  (0.00)(2)<F5>           (0.01)                    (0.00)(2)
                                                                                                                               <F5>
   Net realized and unrealized
     gains (losses) on investments               1.35                  (2.21)                  (0.95)                    (0.43)
                                        -------------          -------------           -------------             -------------
   Total from investment operations              1.36                  (2.21)                  (0.96)                    (0.43)
                                        -------------          -------------           -------------             -------------

Less distributions:
   Dividends from net investment income         (0.01)                 (0.00)(2)<F5>              --                        --
   Distributions from net realized gains           --                     --                      --                     (0.00)(2)
                                                                                                                               <F5>
                                        -------------          -------------           -------------             -------------
   Total distributions                          (0.01)                 (0.00)                     --                     (0.00)
                                        -------------          -------------           -------------             -------------
Net asset value, end of period          $        7.75          $        6.40           $        8.61             $        9.57
                                        -------------          -------------           -------------             -------------
                                        -------------          -------------           -------------             -------------
Total return                                   21.20%                (25.65%)                (10.03%)                   (4.28%)(3)
                                                                                                                               <F6>

Supplemental data and ratios:

   Net assets, end of period            $     634,160          $     647,018           $     615,533             $      42,288
   Ratio of expenses to
     average net assets(5)<F8>                  1.00%                  1.00%                   1.00%                     1.10%(4)
                                                                                                                              <F7>
   Ratio of net investment income (loss)
     to average net assets(5)<F8>               0.09%                 (0.02%)                 (0.13%)                   (0.12%)(4)
                                                                                                                               <F7>
   Portfolio turnover rate(6)<F9>               24.8%                  16.2%                    9.0%                      4.4%

(1)<F4>   Commencement of operations.
(2)<F5>   Amount is less than $0.01.
(3)<F6>   Not annualized.
(4)<F7>   Annualized.
(5)<F8> Without fees waived, ratios of net expenses to average net assets for the periods ended December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.20%, 1.20%, 1.31% and
          3.19%, respectively; and the ratios of net investment income (loss) to average net assets would have been (0.11%), (0.22%), (0.44%) and (2.22%), respectively.
(6)<F9> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

                                                                                BAIRD MIDCAP FUND
                                             --------------------------------------------------------------------------------------
   Institutional
                                               Institutional       Institutional       Institutional            Class Shares
                                                Class Shares        Class Shares        Class Shares      December 29, 2000(1)<F10>
                                                 Year Ended          Year Ended          Year Ended                through
                                             December 31, 2003   December 31, 2002   December 31, 2001        December 31, 2000
                                             -----------------   -----------------   -----------------        -----------------
Per Share Data:
   Net asset value, beginning of period         $        7.66       $        9.11       $        9.70            $       10.00
                                                -------------       -------------       -------------            -------------

Income from investment operations:
   Net investment loss                                  (0.07)              (0.07)(2)           (0.06)(2)                (0.00)(3)
                                                                                 <F11>               <F11>                    <F12>
   Net realized and unrealized
     gains (losses) on investments                       2.13               (1.38)              (0.53)                   (0.30)
                                                -------------       -------------       -------------            -------------
   Total from investment operations                      2.06               (1.45)              (0.59)                   (0.30)
                                                -------------       -------------       -------------            -------------

Less distributions:
   Dividends from net investment income                    --                  --                  --                       --
   Distributions from net realized gains                   --                  --                  --                       --
                                                -------------       -------------       -------------            -------------
   Total distributions                                     --                  --                  --                       --
                                                -------------       -------------       -------------            -------------
Net asset value, end of period                  $        9.72       $        7.66       $        9.11            $        9.70
                                                -------------       -------------       -------------            -------------
                                                -------------       -------------       -------------            -------------
Total return                                           26.89%             (15.92%)             (6.08%)                  (3.00%)(4)
                                                                                                                              <F13>

Supplemental data and ratios:
   Net assets, end of period                    $  28,629,656       $  20,864,264       $  13,049,574            $   7,853,228
   Ratio of expenses to
     average net assets(6)<F15>                         1.20%               1.25%               1.25%                    1.25%(5)
                                                                                                                             <F14>
   Ratio of net investment loss
     to average net assets(6)<F15>                     (0.81%)             (0.84%)             (0.67%)                  (1.25%)(5)
                                                                                                                              <F14>
   Portfolio turnover rate(7)<F16>                      81.8%               55.4%               73.6%                     0.0%

(1)<F10>  Commencement of operations.
(2)<F11>  Calculated using average shares outstanding during the period.
(3)<F12>  Amount is less than $0.01.
(4)<F13>  Not annualized.
(5)<F14>  Annualized.
(6)<F15> Without fees waived, ratios of net expenses to average net assets for the periods ended December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.20%, 1.39%, 2.06% and
          2.78%, respectively; and the ratios of net investment loss to average net assets would have been (0.81%), (0.98%), (1.48%) and (2.78%), respectively.
(7)<F16> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

                                                                          BAIRD MIDCAP FUND
                                   ------------------------------------------------------------------------------------------------
                                                                                                            Investor Class Shares
                                   Investor Class Shares  Investor Class Shares   Investor Class Shares   December 29, 2000(1)<F17>
                                        Year Ended              Year Ended              Year Ended                 through
                                     December 31, 2003      December 31, 2002       December 31, 2001         December 31, 2000
                                     -----------------      -----------------       -----------------         -----------------
Per Share Data:
   Net asset value,
     beginning of period                $        7.63          $        9.09           $        9.70             $       10.00
                                        -------------          -------------           -------------             -------------
Income from investment operations:
   Net investment loss                          (0.09)                 (0.09)(2)               (0.08)(2)                 (0.00)(3)
                                                                            <F18>                   <F18>                     <F19>
   Net realized and unrealized
     gains (losses) on investments               2.11                  (1.37)                  (0.53)                    (0.30)
                                        -------------          -------------           -------------             -------------
   Total from investment operations              2.02                  (1.46)                  (0.61)                    (0.30)
                                        -------------          -------------           -------------             -------------

Less distributions:
   Dividends from net investment income            --                     --                      --                        --
   Distributions from net realized gains           --                     --                      --                        --
                                        -------------          -------------           -------------             -------------
   Total distributions                             --                     --                      --                        --
                                        -------------          -------------           -------------             -------------
Net asset value, end of period          $        9.65          $        7.63           $        9.09             $        9.70
                                        -------------          -------------           -------------             -------------
                                        -------------          -------------           -------------             -------------
Total return                                   26.47%                (16.06%)                 (6.29%)                   (3.00%)(4)
                                                                                                                              <F20>

Supplemental data and ratios:
   Net assets, end of period            $     959,209          $     801,703           $   1,050,356             $          10
   Ratio of expenses to
     average net assets(6)<F22>                 1.45%                  1.50%                   1.50%                     1.50%(5)
                                                                                                                             <F21>
   Ratio of net investment loss
     to average net assets(6)<F22>             (1.06%)                (1.09%)                 (0.92%)                   (1.50%)(5)
                                                                                                                              <F21>
   Portfolio turnover rate(7)<F23>              81.8%                  55.4%                   73.6%                      0.0%

(1)<F17>  Commencement of operations.
(2)<F18>  Calculated using average shares outstanding during the period.
(3)<F19>  Amount is less than $0.01.
(4)<F20>  Not annualized.
(5)<F21>  Annualized.
(6)<F22> Without fees waived, ratios of net expenses to average net assets for the periods ended December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.45%, 1.64%, 2.31% and
          3.03%, respectively; and the ratios of net investment loss to average net assets would have been (1.06%), (1.23%), (1.73%) and (3.03%), respectively.
(7)<F23> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

NOTES TO THE FINANCIAL STATEMENTS       DECEMBER 31, 2003

1. ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird LargeCap Fund and the Baird MidCap Fund (each a "Fund" and collectively the "Funds"), two of the seven portfolios comprising the Corporation. Pursuant to the 1940 Act, the Funds are "diversified" series of the Corporation. The Baird Short-Term Bond Fund is not presently being offered to investors.

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird LargeCap Fund is to seek long-term growth of capital through investments in equity securities of large-capitalization companies.

The investment objective of the Baird MidCap Fund is to seek long-term growth of capital through investments in equity securities of mid-capitalization companies.

On December 31, 2003, one shareholder related to the investment advisor held approximately 52% of the Institutional Class Shares of the Baird LargeCap Fund and one shareholder related to the investment advisor held approximately 58% of the Institutional Class Shares of the Baird MidCap Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities traded on NASDAQ are valued at the NASDAQ official closing price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded.
   If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD LARGECAP FUND

                                                       Year Ended
                                                   December 31, 2003
                                            -------------------------------
INSTITUTIONAL CLASS SHARES                      $                  Shares
                                            ----------           ----------
Shares sold                                $  6,076,762             881,458
Shares issued through
  reinvestment of dividends                     183,447              23,855
Shares redeemed                              (5,993,735)           (850,433)
                                           ------------          ----------
Net Increase                               $    266,474              54,880
                                           ------------
                                           ------------
Shares Outstanding:
Beginning of period                                               7,625,779
                                                                 ----------
End of period                                                     7,680,659
                                                                 ----------
                                                                 ----------

                                                       Year Ended
                                                   December 31, 2002
                                            -------------------------------
INSTITUTIONAL CLASS SHARES                      $                  Shares
                                            ----------           ----------
Shares sold                                $ 16,127,835           2,383,970
Shares issued through
  reinvestment of dividends                      99,982              15,477
Shares redeemed                              (5,251,605)           (736,052)
                                           ------------          ----------
Net Increase                               $ 10,976,212           1,663,395
                                           ------------
                                           ------------
Shares Outstanding:
Beginning of period                                               5,962,384
                                                                 ----------
End of period                                                     7,625,779
                                                                 ----------
                                                                 ----------

                                                       Year Ended
                                                   December 31, 2003
                                            -------------------------------
INVESTOR CLASS SHARES                           $                  Shares
                                            ----------           ----------
Shares sold                                $    223,550              31,439
Shares issued through
  reinvestment of dividends                         548                  72
Shares redeemed                                (337,220)            (50,768)
                                           ------------          ----------
Net Decrease                               $   (113,122)            (19,257)
                                           ------------
                                           ------------
Shares Outstanding:
Beginning of period                                                 101,110
                                                                 ----------
End of period                                                        81,853
                                                                 ----------
                                                                 ----------

                                                       Year Ended
                                                   December 31, 2002
                                            -------------------------------
INVESTOR CLASS SHARES                           $                  Shares
                                            ----------           ----------
Shares sold                                $    249,353              35,023
Shares issued through
  reinvestment of dividends                         121                  19
Shares redeemed                                 (32,902)             (5,415)
                                           ------------          ----------
Net Increase                               $    216,572              29,627
                                           ------------
                                           ------------
Shares Outstanding:
Beginning of period                                                  71,483
                                                                 ----------
End of period                                                       101,110
                                                                 ----------
                                                                 ----------

BAIRD MIDCAP FUND
                                                       Year Ended
                                                   December 31, 2003
                                            -------------------------------
INSTITUTIONAL CLASS SHARES                      $                  Shares
                                            ----------           ----------
Shares sold                                $  5,353,711             631,918
Shares redeemed                              (3,627,348)           (408,539)
                                           ------------          ----------
Net Increase                               $  1,726,363             223,379
                                           ------------
                                           ------------
Shares Outstanding:
Beginning of period                                               2,722,643
                                                                 ----------
End of period                                                     2,946,022
                                                                 ----------
                                                                 ----------

                                                       Year Ended
                                                   December 31, 2002
                                            -------------------------------
INSTITUTIONAL CLASS SHARES                      $                  Shares
                                            ----------           ----------
Shares sold                                $ 13,055,395           1,621,440
Shares redeemed                              (2,736,555)           (331,959)
                                           ------------          ----------
Net Increase                               $ 10,318,840           1,289,481
                                           ------------
                                           ------------
Shares Outstanding:
Beginning of period                                               1,433,162
                                                                 ----------
End of period                                                     2,722,643
                                                                 ----------
                                                                 ----------

                                                       Year Ended
                                                   December 31, 2003
                                            -------------------------------
INVESTOR CLASS SHARES                           $                  Shares
                                            ----------           ----------
Shares sold                                $    111,479              13,783
Shares redeemed                                (163,303)            (19,470)
                                           ------------          ----------
Net Decrease                               $    (51,824)             (5,687)
                                           ------------
                                           ------------
Shares Outstanding:
Beginning of period                                                 105,039
                                                                 ----------
End of period                                                        99,352
                                                                 ----------
                                                                 ----------

                                                       Year Ended
                                                   December 31, 2002
                                            -------------------------------
INVESTOR CLASS SHARES                           $                  Shares
                                            ----------           ----------
Shares sold                                $    115,974              14,460
Shares redeemed                                (210,904)            (24,942)
                                           ------------          ----------
Net Decrease                               $    (94,930)            (10,482)
                                           ------------
                                           ------------
Shares Outstanding:
Beginning of period                                                 115,521
                                                                 ----------
End of period                                                       105,039
                                                                 ----------
                                                                 ----------

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period ended December 31, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

                        Baird                Baird
                    LargeCap Fund         MidCap Fund
                    -------------         -----------
Purchases:           $16,149,352          $21,436,414
Sales:               $12,987,970          $20,125,774

At December 31, 2003, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

                            COST FOR
                             FEDERAL         TAX BASIS         TAX BASIS         TAX BASIS NET                      DISTRIBUTABLE
                             INCOME            GROSS             GROSS            UNREALIZED      DISTRIBUTABLE       LONG-TERM
                               TAX           UNREALIZED        UNREALIZED        APPRECIATION        ORDINARY          CAPITAL
                            PURPOSES        APPRECIATION      DEPRECIATION      (DEPRECIATION)        INCOME            GAINS
                            --------        ------------      ------------       -------------    -------------     -------------
Baird LargeCap Fund        $57,056,947       $7,115,490        $3,804,505         $3,310,985            --               --
Baird MidCap Fund          $24,894,909       $4,933,678        $  166,493         $4,767,185            --               --


Differences between the Funds' cost basis of investments at December 31, 2003, for book and tax purposes relates primarily to deferral of losses related to wash sales. Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

The tax components of dividends paid during the years ended December 31, 2003 and 2002 were:

                                       2003                                 2002
                          ------------------------------      --------------------------------
                            ORDINARY         LONG-TERM          ORDINARY           LONG-TERM
                             INCOME        CAPITAL GAINS         INCOME          CAPITAL GAINS
                          DISTRIBUTIONS    DISTRIBUTIONS      DISTRIBUTIONS      DISTRIBUTIONS
                          -------------    -------------      -------------      -------------
Baird LargeCap Fund         $184,701         $       --         $100,733          $       --


Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2003, the Baird LargeCap Fund elected to defer capital losses occurring between November 1, 2003 and December 31, 2003 in the amount of $470,820.

At December 31, 2003, the Baird LargeCap Fund had accumulated net realized capital loss carryovers of $3,094,411 that expire in 2011, $4,188,556 that expire in 2010 and $151,937 that expire in 2009. At December 31, 2003, the Baird MidCap Fund had accumulated net realized capital loss carryovers of $1,674,793 that expire in 2010. During the year ended December 31, 2003, the Baird MidCap Fund utilized $1,487,502 of capital loss carryovers. To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryover.

For shareholders in the Funds, the percentage of dividend income distributed for the year ended December 31, 2003, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003, is as follows (unaudited): the Baird LargeCap Fund 99.3% and the Baird MidCap Fund 0.0%.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

For the year ended December 31, 2003, the Advisor agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:

                      INSTITUTIONAL CLASS SHARES     INVESTOR CLASS SHARES
                      --------------------------     ---------------------
Baird LargeCap Fund             0.75%                        1.00%
Baird MidCap Fund               1.25%                        1.50%

Effective January 1, 2004, and at least through December 31, 2004, the Advisor agrees to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:

                      INSTITUTIONAL CLASS SHARES     INVESTOR CLASS SHARES
                      --------------------------     ---------------------
Baird LargeCap                  0.75%                        1.00%
Baird MidCap Fund               0.85%                        1.10%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed. For the year ended December 31, 2003, the Advisor did not recoup any payments of prior year reimbursements or absorptions.

                                                                     December 31,
                                                   ------------------------------------------------
   YEAR ENDED:                                       2003                2002                2001
   REIMBURSED / ABSORBED EXPENSES SUBJECT TO
     RECOVERY BY ADVISOR UNTIL:                      2006                2005                2004
   BAIRD LARGECAP FUND                             $108,138            $91,116             $128,541
   BAIRD MIDCAP FUND                               $  1,122            $21,503             $ 67,451

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund and Baird MidCap Fund for the period ended December 31, 2003.

6. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to compensate the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird LargeCap Fund and the Baird MidCap Fund incurred $1,411 and $2,222, respectively, in fees pursuant to the Plan for the year ended December 31, 2003.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Baird Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baird LargeCap Fund (formerly Baird Horizon Growth Fund) and Baird MidCap Fund (two of the portfolios constituting Baird Funds, Inc., hereafter referred to as the "Funds") at December 31, 2003, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

February 13, 2004

DIRECTORS & OFFICERS

                                                                                                       Number of
                                                                                                       Portfolios   Other
                                 Position(s)      Term of Office  Principal                            in Complex   Directorships
                                 Held with        and Length of   Occupation(s)                        Overseen     Held
Name, Address, and Age           the Corporation  Time Served     During Past 5 Years                  by Director  by Director
----------------------           ---------------  --------------  -------------------                  -----------  -------------

G. Frederick Kasten, Jr. *<F24>  Director         Indefinite;     Chairman, the Advisor since January      6        Director of
777 East Wisconsin Avenue        And              Since September 2000; Chairman & CEO, the Advisor                 Regal-Beloit
Milwaukee, WI  53202             Chairman         2000            (January 1998-January 2000);                      Corporation,
Age:  65                                                          President, Chairman and CEO, the                  a manufacturing
                                                                  Advisor (June 1983-January 1998)                  company

John W. Feldt                    Independent      Indefinite;     Senior Vice President-Finance,           6        Director of
University of                    Director         Since September University of Wisconsin Foundation                Thompson
  Wisconsin Foundation                            2000            since 1985; Vice President-Finance,               Plumb Funds,
1848 University Avenue                                            University of Wisconsin Foundation                a mutual fund
Madison, WI  53705                                                (1980-1985); Associate Director,                  complex of
Age:  61                                                          University of Wisconsin                           which Mr.
                                                                  Foundation (1967-1980)                            Feldt oversees
                                                                                                                    4 portfolios

George C. Kaiser                 Independent      Indefinite;     CEO, George Kaiser & Co., a              6        None
759 N. Milwaukee Street          Director         Since September business consulting company, since
Milwaukee, WI  53202                              2000            1988; Chairman and CEO, Hanger Tight
Age:  71                                                          Company, a manufacturing company
                                                                  (1988-1999); Chairman and CEO,
                                                                  Interstore Transfer Systems, Ltd., a
                                                                  manufacturing company (1992-1999);
                                                                  Chairman, International Retail Services
                                                                  Group, Ltd. (1995-1999); Executive Vice
                                                                  President, Arandell Schmidt Co., a
                                                                  catalog printer company (1984-1987);
                                                                  various positions Arthur Andersen & Co.
                                                                  (1957-1964, 1967-1984), most recently
                                                                  serving as Partner (1969-1984);
                                                                  Secretary of Administration, State of
                                                                  Wisconsin (1965-1967)

Mary Ellen Stanek                President        Indefinite;     Managing Director, the Advisor, and
777 East Wisconsin Avenue                         Since September Chief Investment Officer of Baird        N/A      N/A
Milwaukee, WI  53202                              2000            Advisors, a department of the Advisor,
Age:  47                                                          since March 2000; President and CEO,
                                                                  Firstar Investment Research & Management
                                                                  Company, LLC ("FIRMCO") (November 1998-
                                                                  February 2000); President and Chief
                                                                  Operating Officer, FIRMCO (March 1994-
                                                                  November 1998)

J. Bary Morgan                   Senior Vice      Indefinite;     Managing Director, the Advisor, and      N/A      N/A
777 East Wisconsin Avenue        President        Since February  Director of Baird Investment
Milwaukee, WI 53202                               2003            Management, a department of the
Age: 38                                                           Advisor, since January 2001; Senior
                                                                  Vice President, the Advisor (January
                                                                  2000-January 2001); First Vice
                                                                  President, the Advisor (January
                                                                  1996-January 2000)

Glen F. Hackmann                 Vice             Indefinite;     Secretary, General Counsel and           N/A      N/A
777 East Wisconsin Avenue        President        Since September Managing Director, the Advisor
Milwaukee, WI 53202                               2000            (September 1984-present)
Age: 62

Russell P. Schwei                Vice             Indefinite;     Operations Director, the Advisor         N/A      N/A
777 East Wisconsin Avenue        President        Since September since July 1992; Chief Financial
Milwaukee, WI 53202                               2000            Officer and Managing Director, the
Age: 44                                                           Advisor (February 1999-December
                                                                  1999); Managing Director, the
                                                                  Advisor (January 1997-present)

Leonard M. Rush                  Treasurer        Indefinite;     Chief Financial Officer, the             N/A      N/A
777 East Wisconsin Avenue                         Since September Advisor since January 2000; Assistant
Milwaukee, WI 53202                               2000            Treasurer, FMR Company, a mutual fund
Age: 58                                                           company (April 1994-December 1999)

Brett R. Meili                   Secretary        Indefinite;     Associate General Counsel, the           N/A      N/A
777 East Wisconsin Avenue                         Since September Advisor since April 1999; Senior
Milwaukee, WI 53202                               2000            Counsel, Strong Capital Management,
Age: 41                                                           Inc, a mutual fund company (January
                                                                  1996-April 1999)

*<F24> Mr. Kasten is an "interested person" of the Corporation (as defined in the 1940 Act) due to his status as an "affiliated person" of the Advisor.

Additional information about the Portfolios' directors is available in the Statement of Additional Information which may be obtained without charge, upon request, by calling 1-866-44BAIRD.

                               BAIRD FUNDS, INC.

                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-866-44BAIRD

BOARD OF DIRECTORS

G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser

INVESTMENT ADVISOR

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND - DISBURSING AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202

DISTRIBUTOR

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

ITEM 2. CODE OF ETHICS.
-----------------------

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The Registrant has not made any amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant's code of ethics is filed as Exhibit (a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The Registrant's board of directors has determined that John W. Feldt, a member of the Registrant's audit committee, qualifies as an "audit committee financial expert" as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr Feldt is "independent" as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Fees Billed by PricewaterhouseCoopers LLP. The aggregate fees billed for professional services by PricewaterhouseCoopers LLP ("PWC") during fiscal 2003 and fiscal 2002 were:

                                    FYE                FYE
TYPE OF FEES                        12/31/03           12/31/02

Audit Fees                          $72,000            $60,000
Audit-Related Fees                       --                 --
Tax Fees                             18,900             18,000
All Other Fees                           --                 --

In the above table, "audit fees" are fees billed for professional services for the audit of the Registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements. "Tax fees" are fees billed for professional services rendered by PWC for tax compliance, tax advice and tax planning.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant. In accordance with its pre-approval policies and procedures, the audit committee pre-approved all audit and tax services provided by PWC during fiscal 2003. During the last two fiscal years, there were no non-audit services rendered by PWC to Registrant's investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant. All of PWC's hours spent on auditing the Registrant's financial statements were attributed to work performed by full-time permanent employees of PWC.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable for periods ending before January 1, 2004.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days prior to the filing date of this Form N-CSR, the Registrant's President and Treasurer have concluded that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a)  (1) Code of ethics.  Filed herewith

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Baird Funds, Inc.
     ---------------------------------
     By /s/ Mary Ellen Stanek
       ----------------------
          Mary Ellen Stanek, President

     Date   February 27, 2004
            -----------------

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Baird Funds, Inc.
     ----------------------------

     By /s/ Leonard Rush
        ----------------
          Leonard Rush, Treasurer

     Date   February 27, 2004
            -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By /s/ Mary Ellen Stanek
        ---------------------
          Mary Ellen Stanek, President

     Date February 27, 2004
          -----------------


     By /s/ Leonard Rush
        ----------------
          Leonard Rush, Treasurer

     Date February 27, 2004
          -----------------